UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08274
MassMutual Select Funds
(Exact name of registrant as specified in charter)
1295 State Street, Springfield, MA	01111
(Address of principal executive offices)	(Zip code)
Frederick C. Castellani 1295 State Street, Springfield, MA 01111
(Name and address of agent for service)
Registrant’s telephone number, including area code:	413-788-8411
Date of fiscal year end:	12/31/2005
Date of reporting period:	9/30/2005

Item 1. Schedule of Investments. — insert schedule of investments.

MassMutual Select Strategic Bond Fund — Portfolio of Investments

September 30, 2005 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 0.1%
PREFERRED STOCK — 0.1%
Automotive & Parts
General Motors Corp., Series B	6,100	$105,408
TOTAL PREFERRED STOCK (Cost $108,043)		105,408
TOTAL EQUITIES (Cost $108,043)		105,408

		Principal
		Amount	Market Value
BONDS & NOTES — 106.2%
CORPORATE DEBT — 15.9%
AES Corp. 7.750%	03/01/2014	$290,000	$307,400
AES Corp. 8.875%	02/15/2011	10,000	10,850
Altria Group, Inc.(a) 7.000%	11/04/2013	260,000	284,586
Amerada Hess Corp. 7.300%	08/15/2031	265,000	309,163
Anadarko Finance Co. 6.750%	05/01/2011	165,000	179,274
Anheuser-Busch Cos., Inc. 4.950%	01/15/2014	70,000	70,801
AOL Time Warner, Inc. 6.875%	05/01/2012	285,000	311,473
AOL Time Warner, Inc. 7.700%	05/01/2032	200,000	236,785
Apache Finance Canada Corp. 4.375%	05/15/2015	155,000	150,433
ASIF Global Financng(b) 4.900%	01/17/2013	30,000	29,452
Bank of America Corp. 3.875%	01/15/2008	85,000	83,751
Bank of America Corp. 4.500%	08/01/2010	130,000	128,667
Bank One Corp. 2.625%	06/30/2008	205,000	194,824
Banque Paribas - New York 6.875%	03/01/2009	110,000	117,285

1

BellSouth Corp. 4.750%	11/15/2012	$40,000	$39,457
British Telecom PLC 8.375%	12/15/2010	130,000	150,521
ChevronTexaco Capital Co. 3.500%	09/17/2007	150,000	147,345
Citigroup, Inc. 4.125%	02/22/2010	295,000	288,054
Clear Channel Communications, Inc. 4.250%	05/15/2009	50,000	48,223
Clear Channel Communications, Inc. 4.625%	01/15/2008	10,000	9,899
Clear Channel Communications, Inc. 5.500%	09/15/2014	215,000	207,231
Comcast Corp. 6.500%	01/15/2015	315,000	340,280
Conoco, Inc. 6.950%	04/15/2029	190,000	231,284
Cox Communications, Inc. 3.875%	10/01/2008	75,000	72,784
Credit Suisse First Boston USA, Inc. 4.875%	08/15/2010	50,000	50,035
DaimlerChrysler North American Holding Corp. 4.050%	06/04/2008	150,000	146,483
DaimlerChrysler North American Holding Corp. 7.200%	09/01/2009	65,000	69,344
Deutsche Telekom International Finance BV 5.250%	07/22/2013	50,000	50,480
Devon Energy Corp. 7.950%	04/15/2032	155,000	197,583
Dominion Resources, Inc. 4.750%	12/15/2010	30,000	29,667
Dominion Resources, Inc. 5.700%	09/17/2012	100,000	103,188
Duke Energy Corp. 5.625%	11/30/2012	95,000	98,077
Duke Energy Corp. 6.250%	01/15/2012	50,000	53,195
Eastman Kodak Co. 3.625%	05/15/2008	60,000	56,148
Eastman Kodak Co. 7.250%	11/15/2013	130,000	123,300
El Paso Corp. 7.750%	01/15/2032	10,000	10,075
El Paso Corp. 7.800%	08/01/2031	62,000	62,155
El Paso Natural Gas Co. 8.375%	06/15/2032	239,000	271,466
FirstEnergy Corp., Series B 6.450%	11/15/2011	70,000	74,534

2

FirstEnergy Corp., Series C 7.375%	11/15/2031	$255,000	$299,081
Ford Motor Co. 6.625%	10/01/2028	40,000	28,900
Ford Motor Co. 7.450%	07/16/2031	120,000	93,600
Ford Motor Credit Co. 4.950%	01/15/2008	110,000	104,680
Ford Motor Credit Co. 6.625%	06/16/2008	370,000	361,629
Ford Motor Credit Co. 7.250%	10/25/2011	80,000	75,935
Ford Motor Credit Co. 7.375%	10/28/2009	625,000	603,717
Ford Motor Credit Co. 7.375%	02/01/2011	130,000	124,346
General Electric Capital Corp.(c) 4.250%	01/15/2008	230,000	228,616
General Motors Acceptance Corp. 6.125%	02/01/2007	10,000	9,941
General Motors Acceptance Corp. 6.125%	08/28/2007	160,000	157,504
General Motors Acceptance Corp. 6.150%	04/05/2007	60,000	59,543
General Motors Acceptance Corp. 6.311%	11/30/2007	50,000	48,325
General Motors Acceptance Corp. 7.750%	01/19/2010	110,000	106,624
General Motors Corp. 8.250%	07/15/2023	80,000	62,200
General Motors Corp.(a) 8.375%	07/15/2033	390,000	304,200
General Motors Corp. EUR 8.375%	07/05/2033	40,000	37,769
Goldman Sachs Group, Inc. 4.500%	06/15/2010	120,000	118,090
HCA, Inc. 5.750%	03/15/2014	10,000	9,532
HCA, Inc. 6.250%	02/15/2013	155,000	153,208
HCA, Inc. 6.375%	01/15/2015	170,000	168,190
Household Finance Corp. Series MTN(c) 4.125%	11/16/2009	300,000	292,157
International Paper Co. 5.500%	01/15/2014	40,000	39,839
Kerr - McGee Corp. 7.875%	09/15/2031	250,000	289,355
Kraft Foods, Inc. 5.625%	11/01/2011	60,000	61,993

3

Lehman Brothers Holdings, Inc.(c) 4.000%	01/22/2008	$125,000	$123,313
Morgan Stanley(c) 3.625%	04/01/2008	250,000	244,044
OAO Gazprom(b) 9.625%	03/01/2013	20,000	24,825
Oncor Electric Delivery Co. 6.375%	01/15/2015	45,000	48,580
Pacific Gas & Electric Co. 6.050%	03/01/2034	180,000	187,271
Rabobank Capital Fund II(b) 5.260%	12/31/2049	10,000	10,028
Rabobank Capital Funding Trust(b) 5.254%	12/31/2049	95,000	94,650
Resona Preferred Global Securities(b) 7.191%	12/31/2049	140,000	144,937
RJ Reynolds Tobacco Holdings, Inc. Series B 7.750%	05/15/2006	40,000	40,700
SBC Communications, Inc. 5.100%	09/15/2014	90,000	89,182
Sprint Capital Corp.(c) 6.000%	01/15/2007	385,000	391,415
Sprint Capital Corp. 8.375%	03/15/2012	30,000	35,305
Telecom Italia Capital SA(b) 4.950%	09/30/2014	100,000	96,773
Telecom Italia Capital SA 5.250%	10/01/2015	10,000	9,826
Tenet Healthcare Corp.(b) 9.250%	02/01/2015	274,000	276,740
Tenet Healthcare Corp. 9.875%	07/01/2014	30,000	31,350
TXU Corp., Series R 6.550%	11/15/2034	215,000	199,542
Tyco International Group SA 6.000%	11/15/2013	230,000	242,970
Tyco International Group SA 6.375%	10/15/2011	115,000	122,576
Tyco International Group SA 6.875%	01/15/2029	280,000	321,292
Verizon Global Funding Corp. 7.375%	09/01/2012	170,000	192,919
Wal-Mart Stores, Inc. 3.375%	10/01/2008	255,000	247,052
Waste Management, Inc. 6.375%	11/15/2012	140,000	150,040
Waste Management, Inc. 6.500%	11/15/2008	90,000	94,102
Wells Fargo & Co. 4.200%	01/15/2010	115,000	112,736

4

Weyerhaeuser Co. 6.750%	03/15/2012	$310,000	$334,971
Williams Cos., Inc. 7.750%	06/15/2031	210,000	227,325
Williams Cos., Inc. Series A 7.500%	01/15/2031	235,000	249,687
XTO Energy, Inc. 6.250%	04/15/2013	115,000	122,758
XTO Energy, Inc. 7.500%	04/15/2012	40,000	45,056
TOTAL CORPORATE DEBT (Cost $13,916,639)			13,696,491
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 17.0%
Collateralized Mortgage Obligations — 16.5%
Collateralized Mortgage Obligations — 0.5%
AAA Trust, Series 2005-2, Class A1(b) 3.930%	11/26/2035	310,834	310,445
American Home Mortgage Investment Trust, Series 2005-4, Class 1A1 4.180%	11/25/2045	800,000	799,969
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A4A 4.871%	09/11/2042	80,000	79,434
Countrywide Alternative Loan Trust, Series 2005-24, Class 4A1 4.026%	07/20/2035	475,722	474,514
Countrywide Alternative Loan Trust, Series 2005-38, Class A3 4.180%	09/25/2035	292,617	292,550
Countrywide Alternative Loan Trust, Series 2005-44, Class 1A1 4.160%	10/25/2035	698,443	698,422
Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1 4.170%	11/20/2035	900,000	900,000
Countrywide Alternative Loan Trust, Series 2005-J12, Class 2A1 4.340%	08/25/2035	860,000	860,000
Countrywide Home Equity Loan Trust, Series 2005-G, Class 2A 4.123%	12/15/2035	800,000	799,936
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-R3, Class AF 4.230%	09/25/2035	800,000	800,000
Credit-Based Asset Servicing and Securitization, Series 2004-CB8, Class AV1 4.090%	12/25/2035	440,135	440,548

5

Delta Funding Home Equity Loan Trust, Series 1998-1, Class A6F 6.340%	12/15/2028	$188,074	$188,485
Equifirst Mortgage Loan Trust, Series 2005-1, Class A1 3.890%	04/25/2035	354,455	354,345
First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF10, Class A2 4.230%	12/25/2032	800,000	802,250
GS Mortgage Securities Corp. II, Series 2005-GG4, Class AABA 4.680%	07/10/2039	200,000	197,137
GSAA Trust, Series 2005-7, Class AV1 3.436%	07/25/2035	427,059	427,059
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A4 4.895%	09/12/2037	500,000	494,689
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5 4.739%	07/15/2030	140,000	137,282
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AAB 4.664%	07/15/2030	100,000	98,142
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A4 4.954%	09/15/2040	100,000	99,656
Lehman XS Trust 4.381%	11/25/2035	800,000	799,744
Morgan Stanley Capital I, Series 2005-HQ6, Class A4A 4.990%	08/13/2042	460,000	459,167
MSDWCC Heloc Trust, Series 2005-1, Class A 4.020%	07/25/2017	60,599	60,627
Wachovia Mortgage Loan Trust LLC, Series 2005-WMC1, Class A1 3.950%	10/25/2035	800,000	799,760
Washington Mutual, Inc. 4.328%	11/25/2045	800,000	800,000
Washington Mutual, Inc., Series 2005-AR11, Class A1A 4.150%	08/25/2045	1,496,758	1,496,564
Washington Mutual, Inc., Series 2005-AR8, Class 1A1A 4.100%	07/25/2045	357,831	357,817
Washington Mutual, Inc., Series 2005-AR9, Class A1A 4.150%	07/25/2045	587,989	588,465
Total Collateralized Mortgage Obligations			14,157,840
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $14,641,812)			14,617,007

6

SOVEREIGN DEBT OBLIGATIONS — 5.6%
Canada Government CAD 4.000%	12/01/2031	$128,961	$166,495
French Republic EUR 3.000%	07/25/2009	332,760	438,765
Queensland Treasury Corp. AUD 6.000%	06/14/2011	340,000	265,248
Republic of Brazil 4.313%	04/15/2012	74,119	72,918
Republic of Brazil 8.875%	04/15/2024	53,000	56,558
Republic of Brazil 11.000%	08/17/2040	300,000	367,800
Republic of Brazil 12.250%	03/06/2030	160,000	220,160
Republic of Brazil 14.500%	10/15/2009	280,000	364,140
Republic of Colombia 8.125%	05/21/2024	20,000	21,450
Republic of Colombia 11.750%	02/25/2020	120,000	166,920
Republic of Panama 8.875%	09/30/2027	10,000	12,175
Republic of Panama 9.625%	02/08/2011	10,000	11,950
Republic of Panama 10.750%	05/15/2020	130,000	181,025
Republic of Peru 5.000%	03/07/2017	49,200	48,585
Republic of Peru 8.750%	11/21/2033	130,000	156,975
Russian Federation 5.000%	03/31/2030	825,000	947,925
United Mexican States 7.500%	04/08/2033	780,000	904,800
United Mexican States 8.300%	08/15/2031	100,000	125,000
United Mexican States 8.375%	01/14/2011	240,000	276,000
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $4,623,938)			4,804,889
U.S. GOVERNMENT AGENCY OBLIGATIONS — 40.1%
Federal Home Loan Bank — 1.1%
Federal Home Loan Bank 2.500%	12/15/2005	800,000	798,001
Federal Home Loan Bank(c) 4.125%	04/18/2008	50,000	49,502

7

Federal Home Loan Bank(c) 4.375%	09/17/2010	$60,000	$59,290
Total			906,793
Federal Home Loan Mortgage Corporation (FHLMC) — 2.7%
Pass-Through Securities
FHLMC 4.125%	10/18/2010	50,000	49,109
FHLMC 4.650%	10/10/2013	700,000	679,808
FHLMC(c) 5.300%	05/12/2020	570,000	564,847
FHLMC 6.750%	09/15/2029	50,000	62,490
FHLMC TBA(d) 5.000%	10/01/2020 - 10/01/2034	1,000,000	985,954
Total Pass-Through Securities			2,342,208
Federal National Mortgage Association (FNMA) — 24.8%
Pass-Through Securities
FNMA(c) 3.310%	01/26/2007	110,000	108,523
FNMA(c) 3.875%	07/15/2008	120,000	118,271
FNMA(c) 4.610%	10/10/2013	510,000	494,893
FNMA 6.500%	12/01/2034	157,418	162,318
FNMA TBA(d) 5.000%	10/01/2020 - 10/01/2034	16,900,000	16,566,126
FNMA TBA(d) 5.500%	10/01/2020 - 10/01/2034	1,500,000	1,503,938
FNMA TBA(d) 6.000%	10/01/2035	1,300,000	1,321,328
FNMA TBA(d) 6.500%	10/01/2035	1,000,000	1,028,672
Total Pass-Through Securities			21,304,069

8

Government National Mortgage Association (GNMA) — 10.9%
Pass-Through Securities
GNMA 5.500%	02/15/2035	$3,186,505	$3,218,744
GNMA TBA(d) 4.500%	10/01/2035	200,000	192,375
GNMA TBA(d) 5.000%	10/01/2035	2,500,000	2,473,438
GNMA TBA(d) 5.500%	10/01/2035	400,000	403,688
GNMA TBA(d) 6.000%	10/01/2035	2,500,000	2,560,156
GNMA TBA(d) 6.500%	10/01/2035	500,000	519,648
Total Pass-Through Securities			9,368,049
Municipal Obligations — 0.6%
Liberty, NY, Development Corp., (Goldman Sachs Group, Inc.) 5.250%	10/01/2035	490,000	546,688
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $34,693,989)			34,467,807
U.S. TREASURY OBLIGATIONS — 27.6%
U.S. Treasury Bonds — 5.9%
U.S. Treasury Bond(c) 4.125%	05/15/2015	20,000	19,653
U.S. Treasury Bond(c) 5.250%	02/15/2029	170,000	185,353
U.S. Treasury Bond(a) (c) 5.375%	02/15/2031	1,200,000	1,344,750
U.S. Treasury Bond(a) (c) 6.250%	05/15/2030	1,360,000	1,689,162
U.S. Treasury Inflation Index(c) 1.875%	07/15/2015	80,354	81,094
U.S. Treasury Inflation Index(c) 2.375%	01/15/2025	1,171,200	1,253,001
U.S. Treasury Inflation Index(c) 3.875%	04/15/2029	332,760	455,362
			5,028,375
U.S. Treasury Notes — 21.4%
U.S. Treasury Inflation Index(c) 0.875%	04/15/2010	721,889	703,560
U.S. Treasury Inflation Index(c) 3.375%	01/15/2007	641,222	663,714
U.S. Treasury Inflation Index(c) 3.625%	01/15/2008	229,769	243,340

9

U.S. Treasury Inflation Index(c) 3.875%	01/15/2009	$59,564	$64,632
U.S. Treasury Note(c) 1.875%	12/31/2005	50,000	49,785
U.S. Treasury Note(c) 3.000%	12/31/2006	720,000	709,819
U.S. Treasury Note(c) 3.000%	02/15/2008	10,000	9,739
U.S. Treasury Note(c) 3.125%	01/31/2007	120,000	118,397
U.S. Treasury Note(c) 3.500%	12/15/2009	310,000	301,596
U.S. Treasury Note(a) 3.625%	04/30/2007	110,000	109,080
U.S. Treasury Note(c) 3.625%	01/15/2010	490,000	478,707
U.S. Treasury Note 3.875%	07/31/2007	230,000	228,778
U.S. Treasury Note(c) 3.875%	05/15/2010	4,015,000	3,956,971
U.S. Treasury Note(c) 4.000%	04/15/2010	6,110,000	6,053,673
U.S. Treasury Note(a) (c) 4.125%	08/15/2010	4,570,000	4,549,649
U.S. Treasury Note 4.250%	08/15/2015	170,000	168,911
			18,410,351
U.S. Treasury Strips — 0.3%
U.S. Treasury Strips(c) 0.000%	11/15/2021	560,000	264,802
U.S. Treasury Strips(a) 0.000%	05/15/2030	40,000	12,949
			277,751
TOTAL U.S. TREASURY OBLIGATIONS (Cost $23,885,445)			23,716,477
TOTAL BONDS & NOTES (Cost $91,761,823)			91,302,671
OPTIONS — 0.4%
1 Year Eurodollar Futures, October 2005 Call, Expires 10/14/2005, Strike 96		35,000	87
90 Day Eurodollar Futures, December 2005 Call, Expires 12/19/2005, Strike 95		15,000	9,225
90 Day Eurodollar Futures, June 2006 Call, Expires 6/19/2006, Strike 95		25,000	11,437
Eurodollar Future Options, June 2006 Put, Expires 6/19/2006, Strike 94		7,500	19
Eurodollar Future Options, June 2006 Put, Expires 6/19/2006, Strike 94.5		55,000	138

10

Eurodollar Future Options, March 2006 Call, Expires 3/13/2006, Strike 95	$260,000	$118,950
U.S. 10 Year Future Options, December 2005 Call, Expires 11/22/2005, Strike 117	5,000	78
U.S. 10 Year Future Options, December 2005 Call, Expires 11/22/2005, Strike 118	12,000	188
U.S. 5 Year Future Options, December 2005 Call, Expires 11/22/2005, Strike 104.5	79,000	187,625
U.S. 5 Year Future Options, December 2005 Call, Expires 11/22/2005, Strike 106.5	8,000	5,750
U.S. 5 Year Future Options, December 2005 Call, Expires 11/22/2005, Strike 108.5	10,000	781
U.S. Bond Future Options, December 2005 Call, Expires 11/22/2005, Strike 119	13,000	1,828
U.S. Long Bond Future Options, December 2005 Call, Expires 11/22/2005, Strike 115	9,000	9,844
TOTAL OPTIONS (Cost $503,491)		345,950
TOTAL LONG TERM INVESTMENTS (Cost $92,373,357)		91,754,029

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 25.8%
Cash Equivalents — 9.1%(f)
Abbey National PLC Eurodollar Time Deposit 3.770%	10/26/2005	171,815	171,815
American Beacon Money Market Fund		93,210	93,210
Bank of America 3.770%	10/18/2005	120,271	120,271
Bank of America 3.770%	11/28/2005	223,360	223,360
Bank of Montreal Eurodollar Time Deposit 3.790%	11/01/2005	257,723	257,723
Bank of Nova Scotia Eurodollar Time Deposit 3.750%	11/01/2005	257,723	257,723
Barclays 3.695%	01/17/2006	68,726	68,726
Barclays Eurodollar Time Deposit 3.615%	10/03/2005	301,364	301,364
Barclays Eurodollar Time Deposit 3.700%	10/14/2005	51,545	51,545
BGI Institutional Money Market Fund		601,353	601,353
BNP Paribas Eurodollar Time Deposit 3.750%	10/28/2005	171,815	171,815
Citigroup Eurodollar Time Deposit 3.630%	10/31/2005	343,630	343,630

11

Citigroup Eurodollar Time Deposit 3.870%	12/21/2005	$171,815	$171,815
Deutsche Bank Eurodollar Time Deposit 3.750%	10/17/2005	171,815	171,815
Federal Home Loan Bank Discount Note 3.659%	10/14/2005	154,634	154,634
Fortis Bank Eurodollar Time Deposit 3.720%	10/18/2005	103,089	103,089
Fortis Bank Eurodollar Time Deposit 3.770%	10/05/2005	206,178	206,178
Fortis Bank Eurodollar Time Deposit 3.810%	10/07/2005	103,089	103,089
Freddie Mac Discount Note 3.671%	10/18/2005	134,547	134,547
Goldman Sachs Financial Square Prime Obligations Money Market Fund		164,319	164,319
Harris Trust & Savings Bank 3.795%	11/04/2005	130,170	130,170
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 3.750%	11/01/2005	171,815	171,815
Lloyds TSB Bank Eurodollar Time Deposit 3.760%	10/28/2005	171,815	171,815
Merrimac Cash Fund, Premium Class		27,490	27,490
Morgan Stanley Dean Witter & Co. 4.018%	01/13/2006	343,630	343,630
Royal Bank of Canada Eurodollar Time Deposit 3.780%	10/06/2005	343,630	343,630
Royal Bank of Canada Eurodollar Time Deposit 3.865%	12/19/2005	171,815	171,815
Royal Bank of Scotland Eurodollar Time Deposit 3.750%	10/31/2005	171,815	171,815
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 3.770%	10/26/2005	171,815	171,815
Societe Generale Eurodollar Time Deposit 3.780%	10/03/2005	171,815	171,815
Societe Generale Eurodollar Time Deposit 3.800%	10/04/2005	257,723	257,723
Svenska Handlesbanken Eurodollar Time Deposit 3.875%	10/03/2005	239,466	239,466
The Bank of the West Eurodollar Time Deposit 3.760%	10/28/2005	274,904	274,904
Toronto Dominion Bank Eurodollar Time Deposit 3.680%	10/04/2005	343,630	343,630
UBS AG Eurodollar Time Deposit 3.750%	10/31/2005	206,178	206,178
Wachovia Bank NA Eurodollar Time Deposit 3.760%	10/25/2005	171,815	171,815

12

Wells Fargo Eurodollar Time Deposit 3.750%	10/07/2005	$171,815	$171,815
Wells Fargo Eurodollar Time Deposit 3.770%	10/19/2005	171,815	171,815
Wells Fargo Eurodollar Time Deposit 3.770%	10/20/2005	171,816	171,816
			7,756,993
Commercial Paper — 1.6%
Bank of America Corp. 3.700%	11/14/2005	800,000	796,382
Barclays U.S. Funding Corp. 3.690%	11/14/2005	600,000	597,294
			1,393,676
Discount Notes — 2.5%
Federal Home Loan Bank 3.590%	10/12/2005	900,000	899,013
FHLMC 3.670%	12/12/2005	900,000	893,394
FNMA(e) 3.390%	12/05/2005	315,000	313,072
FNMA 3.560%	12/05/2005	50,000	49,678
			2,155,157
Repurchase Agreement — 12.6%
Investors Bank & Trust Company Repurchase Agreement, dated 09/30/2005, 2.75%, due 10/03/2005(g)		10,834,905	10,834,905
TOTAL SHORT-TERM INVESTMENTS (Cost $22,140,731)			22,140,731
TOTAL INVESTMENTS — 132.5% (Cost $114,514,088)(h)			$113,894,760
Other Assets/(Liabilities) — (32.5%)			(27,906,709)
NET ASSETS — 100.0%			$85,988,051

Notes to Portfolio of Investments

AUD - Australian Dollar

CAD - Canadian Dollar

EUR - Euro

MTN - Medium Term Note

TBA - To be announced

(a)	Denotes all or a portion of security on loan (Note 2).
(b)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities amounted to a value of $987,850 or 1.1% of net assets.

(c)	All or a portion of this security is segregated to cover forward purchase commitments. (Note 2).

13

(d)	A portion of this security is purchased on a forward commitment basis (Note 2).
(e)	This security is held as collateral for open futures contracts (Note 2).
(f)	Represents investments of security lending collateral. (Note 2).
(g)

Maturity value $10,837,388. Collateralized by U.S. Government Agency obligations with a rate of 4.33%, maturity date of 03/25/2033, and an aggregate market value, including accrued interest, of $11,376,650.

(h)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

14

MassMutual Select Strategic Balanced Fund — Portfolio of Investments

September 30, 2005 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 56.5%
COMMON STOCK — 56.4%
Advertising — 1.0%
Interpublic Group of Companies, Inc.(a) (b)	187,100	$2,177,844
Aerospace & Defense — 2.4%
Boeing Co.	23,800	1,617,210
Honeywell International, Inc.	37,200	1,395,000
Raytheon Co.	62,700	2,383,854
		5,396,064
Air Transportation — 0.9%
Southwest Airlines Co.	133,100	1,976,535
US Airways Group, Inc. Aircraft Statutory Trust
Certificates of Beneficial Interest 1989(a)	30,000	34,236
US Airways Group, Inc. Aircraft Statutory Trust
Certificates of Beneficial Interest 1993(a)	100,000	43,000
		2,053,771
Automotive & Parts — 0.2%
BorgWarner, Inc.	8,600	485,556
Banking, Savings & Loans — 3.0%
JP Morgan Chase & Co.	83,240	2,824,333
Mitsubishi Tokyo Financial Group, Inc.	216	2,839,974
State Street Corp.	22,400	1,095,808
		6,760,115
Beverages — 0.2%
Molson Coors Brewing Co. Cl. B	6,100	390,461
Broadcasting, Publishing & Printing — 2.8%
Clear Channel Communications, Inc.	20,300	667,667
Comcast Corp. Special, Cl. A(a)	55,000	1,582,900
Pearson PLC	125,200	1,454,479
Time Warner, Inc.	141,000	2,553,510
		6,258,556
Chemicals — 2.4%
Dow Chemical Co.	40,600	1,691,802
Du Pont (E.I.) de Nemours & Co.	53,800	2,107,346
Engelhard Corp.	55,700	1,554,587
WGI Heavy Minerals, Inc.(a)	32,500	25,675
		5,379,410
Commercial Services — 0.0%
Ikon Office Solutions, Inc.	11,000	109,780

1

Communications — 1.4%
Lucent Technologies, Inc.(a)	560,300	$1,820,975
Nokia Oyj Sponsored ADR (Finland)	71,100	1,202,301
		3,023,276
Communications Equipment — 0.8%
Motorola, Inc.	76,400	1,687,676
Computer Maintenance & Repair — 0.0%
Electronics for Imaging, Inc.(a)	4,300	98,642
Computers & Information — 1.8%
Cisco Systems, Inc.(a)	63,000	1,129,590
International Business Machines Corp.	15,700	1,259,454
LG.Philips LCD Co., Ltd., ADR(a) (b)	23,500	483,160
Solectron Corp.(a)	291,229	1,138,705
		4,010,909
Containers — 0.1%
Smurfit-Stone Container Corp.(a)	30,400	314,944
Electrical Equipment & Electronics — 2.8%
Novellus Systems, Inc.	28,200	707,256
Samsung Electronics Co. Limited GDR (Korea)(a) (c)	7,000	1,975,996
Taiwan Semiconductor Manufacturing Co. Limited Sponsored ADR (Taiwan)	234,750	1,929,645
Texas Instruments, Inc.	49,000	1,661,100
		6,273,997
Energy — 6.0%
Anadarko Petroleum Corp.	17,100	1,637,325
BP PLC, Sponsored ADR (United Kingdom)	4,100	290,485
Chevron Corp.	25,000	1,618,250
ConocoPhillips	12,200	852,902
Dynegy, Inc., Cl A(a)	13,200	62,172
Exxon Mobil Corp.	19,700	1,251,738
GlobalSantaFe Corp.	40,700	1,856,734
Halliburton Co.	28,900	1,980,228
Murphy Oil Corp.	46,200	2,303,994
The Williams Companies, Inc.	59,100	1,480,455
		13,334,283
Entertainment & Leisure — 1.9%
News Corp., Inc., Cl. B(b)	124,300	2,050,950
The Walt Disney Co.	91,800	2,215,134
		4,266,084
Financial Services — 3.1%
American Express Co.	43,100	2,475,664
The Goldman Sachs Group, Inc.	2,900	352,582
MBNA Corp.	77,900	1,919,456
Merrill Lynch & Co., Inc.	35,400	2,171,790
		6,919,492

2

Foods — 2.7%
Kraft Foods, Inc. Cl. A	45,500	$1,391,845
Safeway, Inc.(b)	80,000	2,048,000
Unilever PLC	91,100	950,732
Unilever PLC, Sponsored ADR (United Kingdom)(b)	37,100	1,566,362
		5,956,939
Forest Products & Paper — 0.8%
Weyerhaeuser Co.	26,400	1,815,000
Healthcare — 1.3%
Enzo Biochem, Inc.(a) (b)	55,980	859,853
GlaxoSmithKline PLC ADR (United Kingdom)	39,500	2,025,560
		2,885,413
Industrial — Diversified — 0.0%
Tyco International Ltd.	2,000	55,700
Insurance — 5.3%
Ambac Financial Group, Inc.	20,300	1,462,818
American International Group, Inc.	26,600	1,648,136
Chubb Corp.	28,200	2,525,310
The Hartford Financial Services Group, Inc.	24,300	1,875,231
MGIC Investment Corp.(b)	25,300	1,624,260
The PMI Group, Inc.	69,100	2,755,017
		11,890,772
Machinery & Components — 1.5%
Baker Hughes, Inc.	20,600	1,229,408
Caterpillar, Inc.	35,300	2,073,875
		3,303,283
Manufacturing — 0.7%
Applied Materials, Inc.	89,700	1,521,312
Medical Supplies — 0.8%
Agilent Technologies, Inc.(a)	52,600	1,722,650
Metals & Mining — 1.4%
Alcoa, Inc.	75,800	1,851,036
RTI International Metals, Inc.(a)	31,410	1,235,984
		3,087,020
Pharmaceuticals — 5.2%
Abbott Laboratories	47,000	1,992,800
Amgen, Inc.(a)	11,600	924,172
Aphton Corp.(a) (b)	109,400	70,016
Bentley Pharmaceuticals, Inc.(a)	23,800	284,410
Eli Lilly & Co.(b)	8,800	470,976
Johnson & Johnson	40,400	2,556,512
Novartis AG ADR (Switzerland)	27,800	1,417,800
Pfizer, Inc.	68,000	1,697,960
Wyeth	46,200	2,137,674
		11,552,320

3

Prepackaged Software — 1.6%
Micromuse, Inc.(a)	102,600	$808,488
Microsoft Corp.	103,500	2,663,055
		3,471,543
Retail — 1.5%
The Home Depot, Inc.	41,200	1,571,368
Wal-Mart Stores, Inc.	38,000	1,665,160
		3,236,528
Telephone Utilities — 0.9%
Vodafone Group PLC Sponsored ADR (United Kingdom)	81,000	2,103,570
Toys, Games — 1.2%
Hasbro, Inc.	77,500	1,522,875
Mattel, Inc.	72,100	1,202,628
		2,725,503
Transportation — 0.7%
Carnival Corp.	30,800	1,539,384
TOTAL COMMON STOCK (Cost $116,880,966)		125,807,797
PREFERRED STOCK — 0.1%
Automotive & Parts — 0.0%
General Motors Corp., Series B	5,200	89,856
Banking, Savings & Loans — 0.1%
Fannie Mae	4,600	254,150
TOTAL PREFERRED STOCK (Cost $333,901)		344,006
TOTAL EQUITIES (Cost $117,214,867)		126,151,803

		Principal
		Amount	Market Value
BONDS & NOTES — 47.6%
ASSET BACKED SECURITIES — 0.4%
Credit-Based Asset Servicing and Securitization, Series 2004-RP1, Class A2(c) 3.980%	05/25/2050	$265,188	$265,127
MBNA Master Credit Card Trust, Series 2002-3A, Class A 4.010%	09/15/2014	260,000	262,722
Wachovia Asset Securitization, Inc., Series 2002-HE1, Class A 4.200%	09/27/2032	384,908	385,472
TOTAL ASSET BACKED SECURITIES (Cost $912,724)			913,321

4

CORPORATE DEBT — 8.4%
AES Corp.(d) 7.750%	03/01/2014	$540,000	$572,400
AES Corp. 8.875%	02/15/2011	10,000	10,850
Aiful Corp.(c) 5.000%	08/10/2010	100,000	99,340
Altria Group, Inc.(d) 7.000%	11/04/2013	325,000	355,733
Amerada Hess Corp.(d) 7.300%	08/15/2031	330,000	384,995
Anadarko Finance Co.(d) 6.750%	05/01/2011	205,000	222,735
Anheuser-Busch Cos., Inc.(d) 4.950%	01/15/2014	265,000	268,031
AOL Time Warner, Inc. 6.875%	05/01/2012	355,000	387,974
AOL Time Warner, Inc. 7.700%	05/01/2032	235,000	278,222
ASIF Global Financng(c) 4.900%	01/17/2013	50,000	49,087
Bank of America Corp. 3.875%	01/15/2008	145,000	142,869
Bank of America Corp.(d) 4.500%	08/01/2010	210,000	207,846
Bank One Corp.(d) 2.625%	06/30/2008	545,000	517,948
Bank One Corp.(d) 6.500%	02/01/2006	370,000	372,763
Banque Paribas - New York(d) 6.875%	03/01/2009	170,000	181,259
BellSouth Corp. 4.750%	11/15/2012	50,000	49,322
British Telecom PLC(d) 8.375%	12/15/2010	160,000	185,257
ChevronTexaco Capital Co.(d) 3.500%	09/17/2007	230,000	225,930
Citigroup, Inc.(d) 4.125%	02/22/2010	370,000	361,288
Clear Channel Communications, Inc. 4.250%	05/15/2009	50,000	48,223
Clear Channel Communications, Inc. 4.625%	01/15/2008	10,000	9,899
Clear Channel Communications, Inc.(d) 5.500%	09/15/2014	270,000	260,243
The Cleveland Electric Illuminating Co. 5.650%	12/15/2013	40,000	40,976
Comcast Corp.(d) 6.500%	01/15/2015	395,000	426,700

5

Conoco Funding Co. 6.350%	10/15/2011	$40,000	$43,382
Conoco, Inc.(d) 6.950%	04/15/2029	205,000	249,544
ConocoPhillips Co. 4.750%	10/15/2012	150,000	150,602
Corporacion Nacional del Cobre(c) 4.750%	10/15/2014	100,000	97,013
Cox Communications, Inc. 3.875%	10/01/2008	120,000	116,454
DaimlerChrysler North American Holding Corp. 4.050%	06/04/2008	155,000	151,366
DaimlerChrysler North American Holding Corp. 7.200%	09/01/2009	80,000	85,347
Deutsche Telekom International Finance BV 5.250%	07/22/2013	75,000	75,720
Devon Energy Corp. 7.950%	04/15/2032	190,000	242,199
Dominion Resources, Inc. 4.750%	12/15/2010	40,000	39,555
Dominion Resources, Inc. 5.700%	09/17/2012	165,000	170,260
Duke Energy Corp. 5.625%	11/30/2012	145,000	149,697
Duke Energy Corp. 6.250%	01/15/2012	80,000	85,111
Dynegy Holdings, Inc. 8.750%	02/15/2012	20,000	21,700
Eastman Kodak Co. 3.625%	05/15/2008	130,000	121,654
Eastman Kodak Co. 7.250%	11/15/2013	160,000	151,753
El Paso Corp. 7.750%	01/15/2032	60,000	60,450
El Paso Corp. 7.800%	08/01/2031	166,000	166,415
El Paso Natural Gas Co. 8.375%	06/15/2032	168,000	190,821
Export-Import Bank of Korea(c) 5.250%	02/10/2014	5,000	5,051
FirstEnergy Corp., Series B 6.450%	11/15/2011	60,000	63,886
FirstEnergy Corp., Series C(d) 7.375%	11/15/2031	315,000	369,453
Ford Motor Co. 6.625%	10/01/2028	50,000	36,125
Ford Motor Co. 7.450%	07/16/2031	150,000	117,000
Ford Motor Credit Co. 4.950%	01/15/2008	150,000	142,746

6

Ford Motor Credit Co.(d) 6.625%	06/16/2008	$535,000	$522,897
Ford Motor Credit Co.(d) 7.375%	10/28/2009	610,000	589,228
Ford Motor Credit Co. 7.375%	02/01/2011	120,000	114,781
General Electric Capital Corp.(d) 4.250%	01/15/2008	290,000	288,254
General Electric Capital Corp., Series A(d) 4.130%	09/15/2014	380,000	382,189
General Motors Acceptance Corp. 6.125%	02/01/2007	10,000	9,941
General Motors Acceptance Corp. 6.125%	08/28/2007	180,000	177,191
General Motors Acceptance Corp. 6.150%	04/05/2007	80,000	79,391
General Motors Acceptance Corp. 6.311%	11/30/2007	80,000	77,321
General Motors Acceptance Corp. 7.750%	01/19/2010	140,000	135,703
General Motors Corp.(b) 8.375%	07/15/2033	470,000	366,600
General Motors Corp. EUR 8.375%	07/05/2033	90,000	84,981
Goldman Sachs Group, Inc. 4.500%	06/15/2010	190,000	186,975
HCA, Inc. 5.750%	03/15/2014	20,000	19,063
HCA, Inc. 6.250%	02/15/2013	190,000	187,804
HCA, Inc. 6.375%	01/15/2015	320,000	316,592
HCA, Inc. 7.690%	06/15/2025	10,000	10,050
Household Finance Corp. Series MTN(d) 4.125%	11/16/2009	375,000	365,196
Intelsat Limited 6.500%	11/01/2013	30,000	23,100
International Paper Co. 5.500%	01/15/2014	50,000	49,798
Kerr — McGee Corp. 7.875%	09/15/2031	200,000	231,484
Kraft Foods, Inc. 5.625%	11/01/2011	90,000	92,990
Lehman Brothers Holdings, Inc. 4.000%	01/22/2008	190,000	187,436
Morgan Stanley(d) 3.625%	04/01/2008	310,000	302,615
Northrop Grumman Corp. 4.079%	11/16/2006	80,000	79,584

7

OAO Gazprom(c) 9.625%	03/01/2013	$30,000	$37,237
OAO Gazprom Registered Shares 9.625%	03/01/2013	10,000	12,364
Oncor Electric Delivery Co. 6.375%	01/15/2015	70,000	75,569
Pacific Gas & Electric Co. 6.050%	03/01/2034	220,000	228,886
Philip Morris Cos., Inc. 7.750%	01/15/2027	10,000	11,661
Qwest Capital Funding, Inc. 7.250%	02/15/2011	20,000	19,050
Qwest Capital Funding, Inc. 7.750%	02/15/2031	30,000	25,875
Qwest Communications International, Inc., Series B(c) 7.500%	02/15/2014	20,000	19,000
Qwest Corp. 8.875%	03/15/2012	10,000	10,925
Rabobank Capital Fund II(c) 5.260%	12/31/2049	10,000	10,028
Rabobank Capital Funding Trust(c) 5.254%	12/31/2049	120,000	119,558
Resona Preferred Global Securities(c) 7.191%	12/31/2049	155,000	160,466
RJ Reynolds Tobacco Holdings, Inc. Series B 7.750%	05/15/2006	50,000	50,875
SBC Communications, Inc. 5.100%	09/15/2014	110,000	109,001
SLM Corp. 3.660%	04/01/2009	10,000	9,849
Sprint Capital Corp. 4.780%	08/17/2006	65,000	65,100
Sprint Capital Corp.(d) 6.000%	01/15/2007	480,000	487,998
Sprint Capital Corp. 8.375%	03/15/2012	50,000	58,842
Target Corp. 5.400%	10/01/2008	255,000	260,988
Telecom Italia Capital SA(c) 4.950%	09/30/2014	120,000	116,128
Tenet Healthcare Corp.(c) (d) 9.250%	02/01/2015	526,000	531,260
Tenet Healthcare Corp. 9.875%	07/01/2014	30,000	31,350
TXU Corp., Series R 6.550%	11/15/2034	270,000	250,588
TXU Energy Co. LLC 4.360%	01/17/2006	40,000	40,017
Tyco International Group SA 6.375%	10/15/2011	180,000	191,859

8

Tyco International Group SA(d) 6.875%	01/15/2029	$500,000	$573,736
U.S. West Communications, Inc. 5.625%	11/15/2008	30,000	29,550
Verizon Global Funding Corp. 7.375%	09/01/2012	50,000	56,741
Wal-Mart Stores, Inc.(d) 3.375%	10/01/2008	315,000	305,182
Waste Management, Inc. 6.375%	11/15/2012	175,000	187,550
Waste Management, Inc. 6.500%	11/15/2008	110,000	115,014
Wells Fargo & Co. 4.200%	01/15/2010	180,000	176,456
Weyerhaeuser Co.(d) 6.750%	03/15/2012	385,000	416,013
Williams Cos., Inc. Series A 7.500%	01/15/2031	290,000	308,125
XTO Energy, Inc. 6.250%	04/15/2013	30,000	32,024
XTO Energy, Inc. 7.500%	04/15/2012	50,000	56,320
TOTAL CORPORATE DEBT (Cost $18,932,770)			18,835,543
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.7%
Collateralized Mortgage Obligations — 7.5%
American Home Mortgage Investment Trust, Series 2005-4, Class 1A1 4.180%	11/25/2045	900,000	900,000
Amresco Residential Securities Mortgage Loan Trust, Series 1997-3, Class M1A 4.390%	09/25/2027	67,647	67,656
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-4, Class A6 3.515%	06/25/2034	400,000	383,847
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A4A 4.871%	09/11/2042	150,000	148,939
Chase Commercial Mortgage Securities Corp., Series 2000-FL1, Class A(c) 4.010%	12/12/2013	31,565	31,560
Countrywide Alternative Loan Trust, Series 2005-44, Class 1A1 4.160%	10/25/2035	897,998	897,971

9

Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1 4.170%	11/20/2035	$900,000	$900,000
Countrywide Alternative Loan Trust, Series 2005-J12, Class 2A1 4.340%	08/25/2035	920,000	920,000
Countrywide Home Equity Loan Trust, Series 2005-G, Class 2A 4.123%	12/15/2035	900,000	899,928
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-R3, Class AF 4.230%	09/25/2035	900,000	900,000
CRIIMI MAE Commercial Mortgage Trust, Series 1998-C1, Class A2(c) 7.000%	06/02/2033	200,000	206,390
First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF10, Class A2 4.230%	12/25/2032	900,000	902,532
Greenpoint Mortgage Funding Trust, Series 2005-HE4, Class 2A1 3.810%	09/25/2035	600,000	599,988
GS Mortgage Securities Corp. II, Series 2005-GG4, Class AABA 4.680%	07/10/2039	300,000	295,706
Household Home Equity Loan Trust, Series 2002-4, Class A 4.350%	10/20/2032	80,151	80,198
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A4 4.895%	09/12/2037	600,000	593,627
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5 4.739%	07/15/2030	210,000	205,922
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AAB 4.664%	07/15/2030	200,000	196,284
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A4 4.954%	09/15/2040	200,000	199,312
Lehman XS Trust 4.381%	11/25/2035	900,000	899,712
Mach One Trust Commercial Mortgage-Backed, Series 2004-1A, Class X, IO(c) 1.624%	05/28/2040	2,588,317	145,722
MASTR Adjustable Rate Mortgages Trust, Series 2005-1, Class 1A3(c) 7.000%	08/25/2034	420,568	438,922
MLCC Mortgage Investors, Inc., Series 2004-B, Class A3 4.854%	05/25/2029	491,834	499,076

10

MSDWCC Heloc Trust, Series 2005-1, Class A 4.020%	07/25/2017	$129,855	$129,916
Mutual Fund Fee Trust, Series 2000-3 9.070%	07/01/2008	680,369	142,599
Option One Mortgage Loan Trust, Series 2003-3, Class A1 3.931%	06/25/2033	779,520	780,251
Residential Asset Mortgage Products, Inc., Series 2002-RS4, Class A11 4.150%	08/25/2032	45,073	45,102
Residential Asset Mortgage Products, Inc., Series 2004-RP1, Class A2A 2.233%	11/25/2042	1,521,374	1,524,235
UCFC Home Equity Loan, Series 1998-D, Cl. MF1 6.905%	04/15/2030	159,116	160,402
Wachovia Mortgage Loan Trust LLC, Series 2005-WMC1, Class A1 3.950%	10/25/2035	900,000	899,730
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A 7.000%	03/25/2034	299,295	303,848
Washington Mutual, Inc. 4.328%	11/25/2045	900,000	900,000
Washington Mutual, Inc., Series 2005-AR9, Class A1A 4.150%	07/25/2045	881,983	882,698
Total Collateralized Mortgage Obligations			16,778,225
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $17,262,959)			17,082,073
SOVEREIGN DEBT OBLIGATIONS — 3.3%
Canada Government CAD 4.000%	12/01/2031	234,456	302,695
French Republic EUR 3.000%	07/25/2009	1,375,334	1,813,463
Queensland Treasury Corp. AUD 6.000%	06/14/2011	620,000	483,690
Republic of Brazil 4.313%	04/15/2012	115,296	113,428
Republic of Brazil 8.875%	04/15/2024	94,000	100,305
Republic of Brazil 11.000%	08/17/2040	420,000	514,920
Republic of Brazil 12.250%	03/06/2030	130,000	178,880
Republic of Brazil 14.500%	10/15/2009	340,000	442,170
Republic of Bulgaria 8.250%	01/15/2015	110,000	135,146

11

Republic of Colombia 8.125%	05/21/2024	$50,000	$53,625
Republic of Colombia 11.750%	02/25/2020	100,000	139,100
Republic of Panama 8.875%	09/30/2027	20,000	24,350
Republic of Panama 9.375%	01/16/2023	40,000	50,500
Republic of Panama 9.625%	02/08/2011	30,000	35,850
Republic of Panama 10.750%	05/15/2020	80,000	111,400
Republic of Peru 5.000%	03/07/2017	98,400	97,170
Republic of Peru 8.750%	11/21/2033	130,000	156,975
Russian Federation 5.000%	03/31/2030	975,000	1,120,275
United Mexican States 7.500%	04/08/2033	450,000	522,000
United Mexican States 8.300%	08/15/2031	120,000	150,000
United Mexican States 8.375%	01/14/2011	330,000	379,500
United Mexican States 11.500%	05/15/2026	340,000	545,700
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $7,068,051)			7,471,142
U.S. GOVERNMENT AGENCY OBLIGATIONS — 18.1%
Federal Home Loan Bank — 0.1%
Federal Home Loan Bank 4.125%	04/18/2008	110,000	108,905
Federal Home Loan Bank 4.375%	09/17/2010	120,000	118,580
Total			227,485
Federal Home Loan Mortgage Corporation (FHLMC) — 1.4%
Pass-Through Securities
FHLMC 4.125%	10/18/2010	50,000	49,108
FHLMC(d) 4.650%	10/10/2013	760,000	738,077
FHLMC 6.750%	09/15/2029	100,000	124,981

12

FHLMC TBA(e) 5.000%	10/01/2020 - 10/01/2034	$2,100,000	$2,084,930
Total Pass-Through Securities			2,997,096
Federal National Mortgage Association (FNMA) — 12.7%
Pass-Through Securities
FNMA 2.800%	03/01/2019	20,000	19,898
FNMA 3.000%	04/26/2019	440,000	437,056
FNMA 3.310%	01/26/2007	220,000	217,047
FNMA 3.875%	07/15/2008	210,000	206,974
FNMA(d) 4.610%	10/10/2013	760,000	737,488
FNMA 5.500%	08/01/2035 - 09/01/2035	695,491	695,723
FNMA 6.500%	12/01/2034	314,835	324,637
FNMA TBA	11/25/2035	900,000	923,652
FNMA TBA(e) 4.500%	10/01/2035	300,000	285,750
FNMA TBA(e) 5.000%	10/01/2034	11,500,000	11,253,828
FNMA TBA(e) 5.500%	10/01/2034	7,200,000	7,197,750
FNMA TBA(e) 6.000%	10/01/2035	3,800,000	3,862,344
FNMA TBA(e) 6.500%	10/01/2035	2,100,000	2,160,211
Total Pass-Through Securities			28,322,358
Government National Mortgage Association (GNMA) — 3.9%
Pass-Through Securities
GNMA 5.000%	05/15/2034	3,468,579	3,441,751
GNMA 6.000%	02/15/2032 - 03/15/2033	1,520,420	1,561,627
GNMA TBA(e) 5.000%	10/01/2035	1,100,000	1,088,312
GNMA TBA(e) 6.000%	10/01/2035	2,000,000	2,048,125

13

GNMA TBA(e) 6.500%	10/01/2035	$600,000	$623,578
Total Pass-Through Securities			8,763,393
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $40,462,756)			40,310,332
U.S. TREASURY OBLIGATIONS — 9.7%
U.S. Treasury Bonds — 2.2%
U.S. Treasury Bond(d) 4.125%	05/15/2015	40,000	39,306
U.S. Treasury Bond(d) 5.250%	02/15/2029	180,000	196,256
U.S. Treasury Bond(d) 6.250%	08/15/2023	20,000	23,922
U.S. Treasury Bond(b) (d) 6.250%	05/15/2030	2,280,000	2,831,831
U.S. Treasury Inflation Index(d) 1.875%	07/15/2015	90,398	91,231
U.S. Treasury Inflation Index(d) 2.375%	01/15/2025	829,168	887,080
U.S. Treasury Inflation Index(d) 3.875%	04/15/2029	570,446	780,620
			4,850,246
U.S. Treasury Notes — 7.0%
U.S. Treasury Inflation Index(d) 0.875%	04/15/2010	618,762	603,051
U.S. Treasury Inflation Index(d) 2.000%	01/15/2014	697,844	712,783
U.S. Treasury Inflation Index(d) 3.375%	01/15/2007	1,923,794	1,991,277
U.S. Treasury Inflation Index(d) 3.625%	01/15/2008	374,886	397,028
U.S. Treasury Inflation Index(d) 3.875%	01/15/2009	166,779	180,968
U.S. Treasury Note(d) 1.875%	12/31/2005	110,000	109,527
U.S. Treasury Note(b) (d) 2.625%	03/15/2009	5,800,000	5,508,187
U.S. Treasury Note(d) 2.875%	11/30/2006	1,230,000	1,212,415
U.S. Treasury Note(d) 3.000%	12/31/2006	130,000	128,162
U.S. Treasury Note(d) 3.000%	02/15/2008	720,000	701,212
U.S. Treasury Note(d) 3.125%	01/31/2007	570,000	562,385
U.S. Treasury Note(d) 3.125%	05/15/2007	10,000	9,837

14

U.S. Treasury Note(d) 3.375%	10/15/2009	$270,000	$261,710
U.S. Treasury Note(d) 3.500%	08/15/2009	535,000	521,458
U.S. Treasury Note(b) (d) 3.500%	12/15/2009	1,220,000	1,186,927
U.S. Treasury Note(b) (d) 3.625%	04/30/2007	200,000	198,328
U.S. Treasury Note(b) (d) 3.750%	05/15/2008	400,000	395,750
U.S. Treasury Note 3.875%	07/31/2007	120,000	119,362
U.S. Treasury Note 4.125%	08/15/2010	540,000	537,595
U.S. Treasury Note(d) 4.250%	08/15/2015	190,000	188,783
			15,526,745
U.S. Treasury Strips — 0.5%
U.S. Treasury Strips(d) 0.000%	11/15/2021	2,410,000	1,139,594
U.S. Treasury Strips(b) (d) 0.000%	05/15/2030	90,000	29,135
			1,168,729
TOTAL U.S. TREASURY OBLIGATIONS (Cost $21,740,296)			21,545,720
TOTAL BONDS & NOTES (Cost $106,379,556)			106,158,131

OPTIONS — 0.1%
1 Year Eurodollar Futures, October 2005 Call, Expires 10/14/2005, Strike 96	40,000	100
90 Day Eurodollar Futures, December 2005 Call, Expires 12/19/2005, Strike 95	15,000	9,225
90 Day Eurodollar Futures, June 2006 Call, Expires 6/19/2006, Strike 95	25,000	11,437
90 Day Eurodollar Futures, March 2006 Call, Expires 3/13/2006, Strike 95.5	32,500	4,306
Eurodollar Future Options, June 2006 Put, Expires 6/19/2006, Strike 94	15,000	38
Eurodollar Future Options, March 2006 Call, Expires 3/13/2006, Strike 95	262,500	120,094
U.S. 10 Year Future Options, December 2005 Call, Expires 11/22/2005, Strike 118	24,000	375
U.S. 5 Year Future Options, December 2005 Call, Expires 11/22/2005, Strike 104.5	59,000	140,125
U.S. 5 Year Future Options, December 2005 Call, Expires 11/22/2005, Strike 106.5	9,000	6,469

15

U.S. 5 Year Future Options, December 2005 Call, Expires 11/22/2005, Strike 108.5	$11,000	$859
U.S. Bond Future Options, December 2005 Call, Expires 11/22/2005, Strike 119	16,000	2,250
U.S. Long Bond Future Options, December 2005 Call, Expires 11/22/2005, Strike 115	10,000	10,938
TOTAL OPTIONS (Cost $459,432)		306,216
TOTAL LONG TERM INVESTMENTS (Cost $224,053,855)		232,616,150

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 23.2%
Cash Equivalents — 9.1%(g)
Abbey National PLC Eurodollar Time Deposit 3.770%	10/26/2005	447,543	447,543
American Beacon Money Market Fund		242,792	242,792
Bank of America 3.770%	10/18/2005	313,280	313,280
Bank of America 3.770%	11/28/2005	581,807	581,807
Bank of Montreal Eurodollar Time Deposit 3.790%	11/01/2005	671,315	671,315
Bank of Nova Scotia Eurodollar Time Deposit 3.750%	11/01/2005	671,315	671,315
Barclays 3.695%	01/17/2006	179,017	179,017
Barclays Eurodollar Time Deposit 3.615%	10/03/2005	784,991	784,991
Barclays Eurodollar Time Deposit 3.700%	10/14/2005	134,263	134,263
BGI Institutional Money Market Fund		1,566,402	1,566,402
BNP Paribas Eurodollar Time Deposit 3.750%	10/28/2005	447,543	447,543
Citigroup Eurodollar Time Deposit 3.630%	10/31/2005	895,087	895,087
Citigroup Eurodollar Time Deposit 3.870%	12/21/2005	447,543	447,543
Deutsche Bank Eurodollar Time Deposit 3.750%	10/17/2005	447,543	447,543
Federal Home Loan Bank Discount Note 3.659%	10/14/2005	402,789	402,789
Fortis Bank Eurodollar Time Deposit 3.720%	10/18/2005	268,526	268,526
Fortis Bank Eurodollar Time Deposit 3.770%	10/05/2005	537,052	537,052

16

Fortis Bank Eurodollar Time Deposit 3.810%a	10/07/2005	$268,526	$268,526
Freddie Mac Discount Note 3.671%	10/18/2005	350,466	350,466
Goldman Sachs Financial Square Prime Obligations Money Market Fund		428,016	428,016
Harris Trust & Savings Bank 3.795%	11/04/2005	339,066	339,066
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 3.750%	11/01/2005	447,543	447,543
Lloyds TSB Bank Eurodollar Time Deposit 3.760%	10/28/2005	447,543	447,543
Merrimac Cash Fund, Premium Class		71,607	71,607
Morgan Stanley Dean Witter & Co. 4.018%	01/13/2006	895,087	895,087
Royal Bank of Canada Eurodollar Time Deposit 3.780%	10/06/2005	895,087	895,087
Royal Bank of Canada Eurodollar Time Deposit 3.865%	12/19/2005	447,543	447,543
Royal Bank of Scotland Eurodollar Time Deposit 3.750%	10/31/2005	447,543	447,543
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 3.770%	10/26/2005	447,543	447,543
Societe Generale Eurodollar Time Deposit 3.780%	10/03/2005	447,543	447,543
Societe Generale Eurodollar Time Deposit 3.800%	10/04/2005	671,315	671,315
Svenska Handlesbanken Eurodollar Time Deposit 3.875%	10/03/2005	623,760	623,760
The Bank of the West Eurodollar Time Deposit 3.760%	10/28/2005	716,070	716,070
Toronto Dominion Bank Eurodollar Time Deposit 3.680%	10/04/2005	895,087	895,087
UBS AG Eurodollar Time Deposit 3.750%	10/31/2005	537,052	537,052
Wachovia Bank NA Eurodollar Time Deposit 3.760%	10/25/2005	447,543	447,543
Wells Fargo Eurodollar Time Deposit 3.750%	10/07/2005	447,543	447,543
Wells Fargo Eurodollar Time Deposit 3.770%	10/19/2005	447,543	447,543
Wells Fargo Eurodollar Time Deposit 3.770%	10/20/2005	447,549	447,549
			20,205,383
Commercial Paper — 1.6%
Abbey National North America LLC 3.685%	11/15/2005	900,000	895,854

17

Bank of America Corp. 3.740%	11/14/2005	$900,000	$895,886
Barclays U.S. Funding Corp. 3.730%	11/15/2005	900,000	895,804
Toyota Motor Credit Corp. 3.740%	11/14/2005	900,000	895,886
			3,583,430
Discount Notes — 2.3%
Federal Home Loan Bank 3.590%	10/12/2005	900,000	899,013
Federal Home Loan Bank 3.620%	10/14/2005	900,000	898,824
Federal Home Loan Bank 3.630%	11/14/2005	900,000	896,007
FNMA(f) 3.390%	12/05/2005	640,000	636,083
FNMA 3.540%	11/14/2005	900,000	896,106
FNMA 3.630%	11/23/2005	900,000	895,190
			5,121,223
Repurchase Agreement — 9.7%
Investors Bank & Trust Company Repurchase Agreement, dated 09/30/2005, 2.75%, due 10/03/2005(h)		21,723,597	21,723,597
Time Deposit — 0.5%
Federal Home Loan Bank 4.015%	08/01/2006	910,000	910,000
Goldman Sachs Group, Inc. 3.945%	10/03/2005	100,000	100,000
			1,010,000
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			51,643,633
TOTAL INVESTMENTS — 127.4% (Cost $275,697,488)(i)			$284,259,783
Other Assets/(Liabilities) — (27.4%)			(61,103,592)
NET ASSETS — 100.0%			$223,156,191

Notes to Portfolio of Investments

ADR - American Depository Receipt.

AUD - Australian Dollar

CAD - Canadian Dollar

EUR - Euro

GDR - Global Depository Receipt.

18

MTN - Medium Term Note

TBA - To be announced

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan (Note 2).
(c)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities amounted to a value of $4,307,885 or 1.93% of net assets.

(d)	All or a portion of this security is segregated to cover forward purchase commitments. (Note 2).
(e)	A portion of this security is purchased on a forward commitment basis (Note 2).
(f)	This security is held as collateral for open futures contracts (Note 2).
(g)	Represents investments of security lending collateral. (Note 2).
(h)

Maturity value of $21,728,575. Collateralized by U.S. Government Agency obligations with a rate of 4.330%, maturity date of 01/25/2033, and an aggregate market value, including accrued interest, of $22,809,777.

(i)	See Note 3 for aggregrate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

19

MassMutual Select Diversified Value Fund — Portfolio of Investments

September 30, 2005 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 98.7%
COMMON STOCK
Advertising — 0.5%
Interpublic Group of Companies, Inc.(a) (b)	109,600	$1,275,744
Aerospace & Defense — 1.5%
Boeing Co.	25,000	1,698,750
Goodrich Corp.	33,900	1,503,126
Northrop Grumman Corp.	7,100	385,885
		3,587,761
Apparel, Textiles & Shoes — 0.7%
Limited Brands	49,500	1,011,285
Nordstrom, Inc.(b)	22,200	761,904
		1,773,189
Automotive & Parts — 2.1%
American Axle & Manufacturing Holdings, Inc.	15,700	362,356
Autoliv, Inc.	32,300	1,405,050
BorgWarner, Inc.	16,200	914,652
Cooper Tire & Rubber Co.(b)	20,600	314,562
Dana Corp.	39,600	372,636
Lear Corp.(b)	21,800	740,546
Magna International, Inc. Cl. A(b)	11,800	883,348
		4,993,150
Banking, Savings & Loans — 14.2%
Bank of America Corp.	182,800	7,695,880
Comerica, Inc.	22,600	1,331,140
Fannie Mae	55,900	2,505,438
Freddie Mac	40,600	2,292,276
JP Morgan Chase & Co.	150,688	5,112,844
KeyCorp	43,000	1,386,750
Mellon Financial Corp.	24,500	783,265
National City Corp.	43,600	1,457,984
SunTrust Banks, Inc.	24,500	1,701,525
U.S. Bancorp	71,500	2,007,720
Wachovia Corp.	63,200	3,007,688
Washington Mutual, Inc.(b)	54,500	2,137,490
Wells Fargo & Co.	44,600	2,612,222
		34,032,222
Beverages — 0.5%
The Coca-Cola Co.	30,200	1,304,338

1

Broadcasting, Publishing & Printing — 2.5%
Comcast Corp. Cl. A(a)	61,700	$1,812,746
Time Warner, Inc.	172,425	3,122,617
Viacom, Inc. Cl. B	28,700	947,387
		5,882,750
Building Materials & Construction — 0.9%
Martin Marietta Materials, Inc.	8,500	666,910
Masco Corp.(b)	23,100	708,708
Vulcan Materials Co.	9,700	719,837
		2,095,455
Chemicals — 1.1%
Du Pont (E.I.) de Nemours & Co.	29,900	1,171,183
Hercules, Inc.(a)	32,500	397,150
PPG Industries, Inc.	15,900	941,121
		2,509,454
Communications — 2.2%
ADC Telecommunications, Inc.(a)	35,200	804,672
Nokia Oyj Sponsored ADR (Finland)	72,600	1,227,666
Nortel Networks Corp.(a)	180,400	588,104
SBC Communications, Inc.(b)	64,900	1,555,653
Tellabs, Inc.(a)	111,800	1,176,136
		5,352,231
Computer Related Services — 0.3%
Ingram Micro, Inc. Cl. A(a)	35,300	654,462
Computers & Information — 1.0%
International Business Machines Corp.	8,000	641,760
Solectron Corp.(a)	287,375	1,123,636
Tech Data Corp.(a)	17,200	631,412
		2,396,808
Computers & Office Equipment — 2.4%
Electronic Data Systems Corp.(b)	60,400	1,355,376
Hewlett-Packard Co.	150,752	4,401,958
		5,757,334
Containers — 0.6%
Owens-Illinois, Inc.(a)	47,000	969,140
Smurfit-Stone Container Corp.(a)	52,900	548,044
		1,517,184
Electric Utilities — 3.6%
Alliant Energy Corp.	9,700	282,561
American Electric Power Co.	40,500	1,607,850
Constellation Energy Group, Inc.	32,300	1,989,680
Edison International	49,100	2,321,448
Entergy Corp.	20,700	1,538,424
Northeast Utilities	40,600	809,970
		8,549,933

2

Electrical Equipment & Electronics — 4.2%
Agere Systems, Inc.(a)	48,600	$505,926
Arrow Electronics, Inc.(a)	34,100	1,069,376
Celestica, Inc.(a)	55,700	629,967
Flextronics International Ltd.(a)	92,200	1,184,770
General Electric Co.	118,000	3,973,060
Hubbell, Inc. Cl. B(b)	16,300	764,959
Intel Corp.	49,700	1,225,105
Sanmina-SCI Corp.(a)	154,500	662,805
		10,015,968
Energy — 16.4%
BP PLC, Sponsored ADR (United Kingdom)	16,900	1,197,365
Chevron Corp.	86,200	5,579,726
ConocoPhillips	70,494	4,928,236
Diamond Offshore Drilling, Inc.	18,000	1,102,500
Ensco International, Inc.	26,800	1,248,612
Exxon Mobil Corp.	226,300	14,379,102
GlobalSantaFe Corp.	28,400	1,295,608
Marathon Oil Corp.	42,700	2,943,311
Occidental Petroleum Corp.	25,250	2,157,107
Rowan Companies, Inc.	33,500	1,188,915
Sempra Energy	31,800	1,496,508
Total SA Sponsored ADR (France)(b)	8,900	1,208,798
Xcel Energy, Inc.(b)	19,900	390,239
		39,116,027
Entertainment & Leisure — 0.1%
The Walt Disney Co.	11,900	287,147
Financial Services — 11.2%
Bear Stearns Companies, Inc.	11,500	1,262,125
Citigroup, Inc.	227,200	10,342,144
Countrywide Financial Corp.	47,600	1,569,848
The Goldman Sachs Group, Inc.	23,600	2,869,288
Huntington Bancshares, Inc.(b)	61,200	1,375,164
Lehman Brothers Holdings, Inc.(b)	18,200	2,119,936
Merrill Lynch & Co., Inc.	56,300	3,454,005
Morgan Stanley	57,600	3,106,944
PNC Financial Services Group, Inc.	10,000	580,200
		26,679,654
Foods — 2.6%
Archer-Daniels-Midland Co.	72,700	1,792,782
Bunge Ltd.	10,500	552,510
General Mills, Inc.	34,400	1,658,080
The Kroger Co.(a)	69,400	1,428,946
Safeway, Inc.(b)	34,100	872,960
		6,305,278
Forest Products & Paper — 0.4%
Georgia-Pacific Corp.	26,200	892,372

3

Healthcare — 0.4%
GlaxoSmithKline PLC ADR (United Kingdom)	18,700	$958,936
Home Construction, Furnishings & Appliances — 0.1%
Leggett & Platt, Inc.	17,600	355,520
Household Products — 2.3%
The Clorox Co.	25,700	1,427,378
Corning, Inc.(a)	79,050	1,528,037
Newell Rubbermaid, Inc.	56,700	1,284,255
Unilever NV NY Shares (Netherlands)(b)	16,200	1,157,490
		5,397,160
Industrial - Diversified — 2.4%
Cooper Industries Ltd. Cl. A	17,200	1,189,208
Eaton Corp.	23,600	1,499,780
SPX Corp.	22,100	1,015,495
Textron, Inc.	21,000	1,506,120
Tyco International Ltd.(b)	17,200	479,020
		5,689,623
Insurance — 7.5%
ACE Ltd.	11,000	517,770
Allstate Corp.	29,400	1,625,526
American International Group, Inc.	35,900	2,224,364
Chubb Corp.	16,200	1,450,710
Genworth Financial, Inc. Cl. A(b)	42,700	1,376,648
The Hartford Financial Services Group, Inc.	25,600	1,975,552
Metlife, Inc.	39,975	1,991,954
MGIC Investment Corp.(b)	13,700	879,540
PartnerRe Ltd.	6,500	416,325
Prudential Financial, Inc.	18,900	1,276,884
RenaissanceRe Holdings Ltd.	21,000	918,330
St. Paul Travelers Companies	49,724	2,231,116
XL Capital Ltd. Cl. A(b)	13,700	932,011
		17,816,730
Metals & Mining — 1.2%
Alcoa, Inc.	10,300	251,526
Crane Co.	16,500	490,710
Nucor Corp.	12,500	737,375
United States Steel Corp.(b)	33,900	1,435,665
		2,915,276
Pharmaceuticals — 5.4%
Abbott Laboratories	4,800	203,520
Bristol-Myers Squibb Co.	22,300	536,538
Eli Lilly & Co.	20,700	1,107,864
Medco Health Solutions, Inc.(a)	35,000	1,919,050
Merck & Co., Inc.	103,400	2,813,514
Pfizer, Inc.	252,000	6,292,440
		12,872,926

4

Prepackaged Software — 0.5%
Microsoft Corp.	42,700	$1,098,671
Restaurants — 1.1%
McDonald’s Corp.	78,000	2,612,220
Retail — 1.1%
Office Depot, Inc.(a)	50,800	1,508,760
Target Corp.	19,700	1,023,021
		2,531,781
Telephone Utilities — 2.9%
BellSouth Corp.	22,800	599,640
Sprint Nextel Corp.(b)	140,250	3,335,145
Verizon Communications, Inc.	92,900	3,036,901
		6,971,686
Tobacco — 2.4%
Altria Group, Inc.	63,100	4,651,101
UST, Inc.(b)	27,900	1,167,894
		5,818,995
Toys, Games — 0.1%
Mattel, Inc.	21,275	354,867
Transportation — 2.3%
Burlington Northern Santa Fe Corp.	38,600	2,308,280
CSX Corp.	30,400	1,412,992
Norfolk Southern Corp.	45,500	1,845,480
		5,566,752
TOTAL EQUITIES (Cost $195,080,169)		235,939,604

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 11.9%
Cash Equivalents — 9.5%(c)
Abbey National PLC Eurodollar Time Deposit 3.770%	10/26/2005	$505,676	$505,676
American Beacon Money Market Fund		274,330	274,330
Bank of America 3.770%	10/18/2005	353,974	353,974
Bank of America 3.770%	11/28/2005	657,381	657,381
Bank of Montreal Eurodollar Time Deposit 3.790%	11/01/2005	758,516	758,516
Bank of Nova Scotia Eurodollar Time Deposit 3.750%	11/01/2005	758,516	758,516
Barclays 3.695%	01/17/2006	202,271	202,271
Barclays Eurodollar Time Deposit 3.615%	10/03/2005	886,959	886,959

5

Barclays Eurodollar Time Deposit 3.700%	10/14/2005	$151,703	$151,703
BGI Institutional Money Market Fund		1,769,872	1,769,872
BNP Paribas Eurodollar Time Deposit 3.750%	10/28/2005	505,678	505,678
Citigroup Eurodollar Time Deposit 3.630%	10/31/2005	1,011,355	1,011,355
Citigroup Eurodollar Time Deposit 3.870%	12/21/2005	505,678	505,678
Deutsche Bank Eurodollar Time Deposit 3.750%	10/17/2005	505,678	505,678
Federal Home Loan Bank Discount Note 3.659%	10/14/2005	455,110	455,110
Fortis Bank Eurodollar Time Deposit 3.720%	10/18/2005	303,407	303,407
Fortis Bank Eurodollar Time Deposit 3.770%	10/05/2005	606,813	606,813
Fortis Bank Eurodollar Time Deposit 3.810%	10/07/2005	303,407	303,407
Freddie Mac Discount Note 3.671%	10/18/2005	395,991	395,991
Goldman Sachs Financial Square Prime Obligations Money Market Fund		483,614	483,614
Harris Trust & Savings Bank 3.795%	11/04/2005	383,110	383,110
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 3.750%	11/01/2005	505,678	505,678
Lloyds TSB Bank Eurodollar Time Deposit 3.760%	10/28/2005	505,678	505,678
Merrimac Cash Fund, Premium Class		80,908	80,908
Morgan Stanley Dean Witter & Co. 4.018%	01/13/2006	1,011,355	1,011,355
Royal Bank of Canada Eurodollar Time Deposit 3.780%	10/06/2005	1,011,355	1,011,355
Royal Bank of Canada Eurodollar Time Deposit 3.865%	12/19/2005	505,678	505,678
Royal Bank of Scotland Eurodollar Time Deposit 3.750%	10/31/2005	505,678	505,678
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 3.770%	10/26/2005	505,678	505,678
Societe Generale Eurodollar Time Deposit 3.780%	10/03/2005	505,678	505,678
Societe Generale Eurodollar Time Deposit 3.800%	10/04/2005	758,516	758,516
Svenska Handlesbanken Eurodollar Time Deposit 3.875%	10/03/2005	704,784	704,784
The Bank of the West Eurodollar Time Deposit 3.760%	10/28/2005	809,084	809,084

6

Toronto Dominion Bank Eurodollar Time Deposit 3.680%	10/04/2005	$1,011,355	$1,011,355
UBS AG Eurodollar Time Deposit 3.750%	10/31/2005	606,813	606,813
Wachovia Bank NA Eurodollar Time Deposit 3.760%	10/25/2005	505,678	505,678
Wells Fargo Eurodollar Time Deposit 3.750%	10/07/2005	505,678	505,678
Wells Fargo Eurodollar Time Deposit 3.770%	10/19/2005	505,678	505,678
Wells Fargo Eurodollar Time Deposit 3.770%	10/20/2005	505,678	505,678
			22,829,989
Repurchase Agreement — 2.4%
Investors Bank & Trust Company Repurchase Agreement, dated 09/30/2005, 2.75%, due 10/03/2005(d)		5,705,904	5,705,904
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			28,535,893
TOTAL INVESTMENTS — 110.6% (Cost $223,616,062)(e)			$264,475,497
Other Assets/(Liabilities) — (10.6%)			(25,317,045)
NET ASSETS — 100.0%			$239,158,452

Notes to Portfolio of Investments

ADR - American Depository Receipt.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan (Note 2).
(c)	Represents investments of security lending collateral. (Note 2).
(d)

Maturity value of $5,707,211. Collateralized by U.S. Government Agency obligation with a rate of 6.875%, maturity date of 09/25/16, and aggregate market value, including accrued interest, of $5,991,199.

(e)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

7

MassMutual Select Fundamental Value Fund — Portfolio of Investments

September 30, 2005 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 97.8%
COMMON STOCK
Aerospace & Defense — 2.4%
General Dynamics Corp.	195,100	$23,324,205
Air Transportation — 1.8%
Southwest Airlines Co.(a)	1,167,100	17,331,435
Apparel, Textiles & Shoes — 1.1%
Nike, Inc. Cl. B	126,400	10,324,352
Banking, Savings & Loans — 13.1%
Bank of America Corp.	752,600	31,684,460
Golden West Financial Corp.(a)	305,800	18,161,462
JP Morgan Chase & Co.	694,336	23,558,821
National City Corp.(a)	512,100	17,124,624
SunTrust Banks, Inc.	127,800	8,875,710
U.S. Bancorp(a)	319,400	8,968,752
Washington Mutual, Inc.(a)	110,400	4,329,888
Wells Fargo & Co.	222,800	13,049,396
		125,753,113
Beverages — 1.3%
PepsiCo, Inc.	226,700	12,856,157
Broadcasting, Publishing & Printing — 3.7%
Comcast Corp. Cl. A(b)	453,900	13,335,582
Gannett Co., Inc.	100,700	6,931,181
Time Warner, Inc.	870,100	15,757,511
		36,024,274
Chemicals — 3.5%
Dow Chemical Co.(a)	307,900	12,830,193
Du Pont (E.I.) de Nemours & Co.	386,500	15,139,205
Huntsman Corp.(b)	274,100	5,358,655
		33,328,053
Communications — 1.5%
SBC Communications, Inc.(a)	588,300	14,101,551
Communications Equipment — 0.7%
Motorola, Inc.	313,400	6,923,006
Cosmetics & Personal Care — 1.0%
Kimberly-Clark Corp.	166,900	9,935,557
Electric Utilities — 9.9%
Consolidated Edison, Inc.(a)	211,400	10,263,470
Constellation Energy Group, Inc.	94,200	5,802,720
Dominion Resources, Inc.	181,850	15,664,559

1

Entergy Corp.	62,900	$4,674,728
Exelon Corp.	263,700	14,092,128
FPL Group, Inc.	205,200	9,767,520
PPL Corp.	334,600	10,817,618
Progress Energy, Inc.(a)	87,100	3,897,725
SCANA Corp.	151,500	6,399,360
Southern Co.	136,700	4,888,392
TXU Corp.	81,200	9,165,856
		95,434,076
Electrical Equipment & Electronics — 2.9%
Emerson Electric Co.	110,100	7,905,180
Intel Corp.	373,900	9,216,635
Rockwell Automation, Inc.	200,400	10,601,160
		27,722,975
Energy — 12.5%
ConocoPhillips	443,900	31,033,049
Exxon Mobil Corp.	817,000	51,912,180
GlobalSantaFe Corp.	585,100	26,692,262
Occidental Petroleum Corp.	118,400	10,114,912
		119,752,403
Financial Services — 7.3%
Citigroup, Inc.	872,100	39,697,992
The Goldman Sachs Group, Inc.	178,800	21,738,504
PNC Financial Services Group, Inc.	158,600	9,201,972
		70,638,468
Foods — 3.2%
Campbell Soup Co.	330,100	9,820,475
Kellogg Co.	239,100	11,029,683
Safeway, Inc.	399,200	10,219,520
		31,069,678
Insurance — 8.9%
ACE Ltd.	175,000	8,237,250
American International Group, Inc.	355,400	22,020,584
Chubb Corp.	170,200	15,241,410
Principal Financial Group, Inc.	233,800	11,075,106
WellPoint, Inc.(b)	386,400	29,296,848
		85,871,198
Machinery & Components — 3.8%
Caterpillar, Inc.(a)	626,800	36,824,500
Manufacturing — 1.5%
Applied Materials, Inc.	559,900	9,495,904
Lam Research Corp.(a) (b)	161,100	4,908,717
		14,404,621

2

Medical Supplies — 1.9%
Baxter International, Inc.	349,000	$13,914,630
Beckman Coulter, Inc.	88,200	4,761,036
		18,675,666
Metals & Mining — 5.1%
Alcoa, Inc.	825,800	20,166,036
Cameco Corp.(a)	274,800	14,701,800
Precision Castparts Corp.(a)	262,400	13,933,440
		48,801,276
Pharmaceuticals — 3.5%
Pfizer, Inc.	592,620	14,797,721
Wyeth	414,600	19,183,542
		33,981,263
Restaurants — 1.0%
McDonald’s Corp.	286,200	9,584,838
Retail — 2.7%
CVS Corp.	611,400	17,736,714
Dollar General Corp.	442,500	8,115,450
		25,852,164
Telephone Utilities — 2.7%
AT&T Corp.	199,800	3,956,040
BellSouth Corp.	347,900	9,149,770
Sprint Nextel Corp.	523,700	12,453,586
		25,559,396
Transportation — 0.8%
CSX Corp.	160,500	7,460,040
TOTAL EQUITIES (Cost $799,488,700)		941,534,265

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 13.2%
Cash Equivalents — 10.3%(c)
Abbey National PLC Eurodollar Time Deposit 3.770%	10/26/2005	$2,186,747	$2,186,747
American Beacon Money Market Fund		1,186,310	1,186,310
Bank of America Bank Note 3.770%	10/18/2005	1,530,723	1,530,723
Bank of America Bank Note 3.770%	11/28/2005	2,842,771	2,842,771
Bank of Montreal Eurodollar Time Deposit 3.790%	11/01/2005	3,280,121	3,280,121
Bank of Nova Scotia Eurodollar Time Deposit 3.750%	11/01/2005	3,280,121	3,280,121
Barclays Eurodollar Time Deposit 3.615%	10/03/2005	3,835,555	3,835,555

3

Barclays Eurodollar Time Deposit 3.695%	01/17/2006	$874,699	$874,699
Barclays Eurodollar Time Deposit 3.700%	10/14/2005	656,024	656,024
BGI Institutional Money Market Fund		7,653,615	7,653,615
BNP Paribas Eurodollar Time Deposit 3.750%	10/28/2005	2,186,747	2,186,747
Citigroup Eurodollar Time Deposit 3.630%	10/31/2005	4,373,495	4,373,495
Citigroup Eurodollar Time Deposit 3.870%	12/21/2005	2,186,747	2,186,747
Deutsche Bank Eurodollar Time Deposit 3.750%	10/17/2005	2,186,747	2,186,747
Federal Home Loan Bank Discount Note 3.659%	10/14/2005	1,968,073	1,968,073
Fortis Bank Eurodollar Time Deposit 3.720%	10/18/2005	1,312,048	1,312,048
Fortis Bank Eurodollar Time Deposit 3.770%	10/05/2005	2,624,097	2,624,097
Fortis Bank Eurodollar Time Deposit 3.810%	10/07/2005	1,312,048	1,312,048
Freddie Mac Discount Note 3.671%	10/18/2005	1,712,418	1,712,418
Goldman Sachs Financial Square Prime Obligations Money Market Fund		2,091,337	2,091,337
Harris Trust & Savings Bank 3.795%	11/04/2005	1,656,715	1,656,715
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 3.750%	11/01/2005	2,186,747	2,186,747
Lloyds TSB Bank Eurodollar Time Deposit 3.760%	10/28/2005	2,186,747	2,186,747
Merrimac Cash Fund, Premium Class		349,880	349,880
Morgan Stanley Dean Witter & Co. 4.018%	01/13/2006	4,373,495	4,373,495
Royal Bank of Canada Eurodollar Time Deposit 3.780%	10/06/2005	4,373,495	4,373,495
Royal Bank of Canada Eurodollar Time Deposit 3.865%	12/19/2005	2,186,747	2,186,747
Royal Bank of Scotland Eurodollar Time Deposit 3.750%	10/31/2005	2,186,747	2,186,747
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 3.770%	10/26/2005	2,186,747	2,186,747
Societe Generale Eurodollar Time Deposit 3.780%	10/03/2005	2,186,747	2,186,747
Societe Generale Eurodollar Time Deposit 3.800%	10/04/2005	3,280,121	3,280,121
Svenska Handlesbanken Eurodollar Time Deposit 3.875%	10/03/2005	3,047,760	3,047,760

4

The Bank of the West Eurodollar Time Deposit 3.760%	10/28/2005	$3,498,796	$3,498,796
Toronto Dominion Bank Eurodollar Time Deposit 3.680%	10/04/2005	4,373,495	4,373,495
UBS AG Eurodollar Time Deposit 3.750%	10/31/2005	2,624,097	2,624,097
Wachovia Bank NA Eurodollar Time Deposit 3.760%	10/25/2005	2,186,747	2,186,747
Wells Fargo Eurodollar Time Deposit 3.750%	10/07/2005	2,186,747	2,186,747
Wells Fargo Eurodollar Time Deposit 3.770%	10/19/2005	2,186,747	2,186,747
Wells Fargo Eurodollar Time Deposit 3.770%	10/20/2005	2,186,747	2,186,747
			98,725,767
Repurchase Agreement — 2.9%
Investors Bank & Trust Company Repurchase Agreement, dated 09/30/2005, 2.75%, due 10/03/2005(d)		28,001,438	28,001,438
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			126,727,205
TOTAL INVESTMENTS — 111.0% (Cost $926,215,905)(e)			$1,068,261,470
Other Assets/(Liabilities) — (11.0%)			(106,231,158)
NET ASSETS — 100.0%			$962,030,312

Notes to Portfolio of Investments

(a)	Denotes all or a portion of security on loan (Note 2).
(b)	Non-income producing security.
(c)	Represents investments of security lending collateral. (Note 2).
(d)

Maturity value of $28,007,855. Collaterized by U.S. Government Agency obligations with a rate of 4.28%, maturity date of 10/25/2033, and an aggregate market value, including accrued interest, of $29,401,510.

(e)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

5

MassMutual Select Value Equity Fund — Portfolio of Investments

September 30, 2005 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 99.9%
COMMON STOCK
Advertising — 0.8%
Lamar Advertising Co.(a) (b)	13,400	$607,824
Omnicom Group, Inc.(b)	1,700	142,171
		749,995
Aerospace & Defense — 4.2%
Boeing Co.	2,000	135,900
Honeywell International, Inc.	92,000	3,450,000
Raytheon Co.	9,900	376,398
		3,962,298
Air Transportation — 0.6%
ACE Aviation Holdings, Inc., Cl. A	5,000	152,057
Airtran Holdings, Inc.(a) (b)	13,000	164,580
JetBlue Airways Corp.(a) (b)	7,200	126,720
Southwest Airlines Co.	6,700	99,495
US Airways Group, Inc.(a)	2,400	50,424
		593,276
Automotive & Parts — 0.3%
Delphi Corp.	28,000	77,280
Lear Corp.(b)	7,000	237,790
		315,070
Banking, Savings & Loans — 8.0%
Banco Bradesco SA, Sponsored ADR (Brazil)(b)	8,300	406,036
Bank of America Corp.(b)	40,058	1,686,442
Fannie Mae	8,500	380,970
Freddie Mac	4,700	265,362
Golden West Financial Corp.(b)	2,300	136,597
Investors Financial Services Corp.	3,800	125,020
JP Morgan Chase & Co.	42,756	1,450,711
Korea Exchange Bank	25,790	288,830
New York Community Bancorp, Inc.(b)	4,866	79,802
Sovereign Bancorp, Inc.	17,300	381,292
State Street Corp.	8,500	415,820
UBS AG	2,800	239,400
UCBH Holdings, Inc.	12,948	237,207
W Holding Co., Inc.	6,885	65,821
Wachovia Corp.	20,357	968,790
Wells Fargo & Co.	6,300	368,991
		7,497,091

1

Beverages — 0.9%
The Coca-Cola Co.	10,700	$462,133
Coca-Cola Enterprises, Inc.	10,400	202,800
Diageo PLC Sponsored ADR (United Kingdom)(b)	1,000	58,010
PepsiCo, Inc.	1,800	102,078
		825,021
Broadcasting, Publishing & Printing — 2.3%
Clear Channel Communications, Inc.	13,900	457,171
Grupo Televisa SA Sponsored ADR (Mexico)	2,200	157,762
IAC/InterActiveCorp.(a)	3,450	87,457
Reader’s Digest Association	6,000	95,820
Time Warner, Inc.	25,800	467,238
Univision Communications, Inc. Cl. A(b)	27,700	734,881
Viacom, Inc. Cl. B	6,179	203,969
		2,204,298
Building Materials & Construction — 0.5%
Lennox International, Inc.	5,400	148,014
Martin Marietta Materials, Inc.	2,800	219,688
Masco Corp.	3,100	95,108
		462,810
Chemicals — 3.6%
Cabot Microelectronics Corp.(a) (b)	3,200	94,016
Chemtura Corp.	5,400	67,068
Du Pont (E.I.) de Nemours & Co.	31,500	1,233,855
Georgia Gulf Corp.	4,000	96,320
Lyondell Chemical Co.	23,605	675,575
Monsanto Co.	4,600	288,650
The Mosaic Co.(a) (b)	13,700	219,474
Nova Chemicals Corp.	2,300	84,640
Nova Chemicals Corp.	3,600	131,803
Praxair, Inc.	7,300	349,889
Rohm & Haas Co.	4,600	189,198
		3,430,488
Commercial Services — 3.6%
ABB, Limited, Sponsored ADR (Switzerland)(a)	17,300	127,328
Akamai Technologies, Inc.(a) (b)	6,200	98,890
Apollo Group, Inc. Cl. A(a)	2,000	132,780
Dycom Industries, Inc.(a)	8,000	161,760
eBay, Inc.(a)	15,700	646,840
Ecolab, Inc.	3,000	95,790
Fluor Corp.(b)	9,600	618,048
Jacobs Engineering Group, Inc.(a)	4,200	283,080
PerkinElmer, Inc.	14,600	297,402
Robert Half International, Inc.(b)	13,770	490,074
Service Corp. International	23,800	197,302
Smiths Group PLC	14,300	241,927
		3,391,221

2

Communications — 2.6%
American Tower Corp. Cl. A(a) (b)	22,500	$561,375
EchoStar Communications Corp. Cl. A	3,800	112,366
Nokia Oyj Sponsored ADR (Finland)	22,600	382,166
SBC Communications, Inc.(b)	55,400	1,327,938
Ulticom, Inc.(a)	9,100	100,373
		2,484,218
Communications Equipment — 0.2%
Motorola, Inc.	6,400	141,376
Computer & Data Processing Services — 0.1%
Anteon International Corp.(a)	2,700	115,452
Computer Integrated Systems Design — 0.0%
Enterasys Networks, Inc.(a)	690	925
Computer Programming Services — 0.2%
Ceridian Corp.(a)	6,900	143,175
Computers & Information — 1.3%
Cognos, Inc.(a)	2,000	77,860
Comverse Technology, Inc.(a)	10,400	273,208
Dell, Inc.(a)	2,000	68,400
EMC Corp.(a)	10,400	134,576
Extreme Networks, Inc.(a)	9,800	43,610
Jabil Circuit, Inc.(a)	4,900	151,508
Maxtor Corp.(a)	22,200	97,680
Symbol Technologies, Inc.	15,200	147,136
Western Digital Corp.(a)	6,000	77,580
Zebra Technologies Corp. Cl. A(a) (b)	4,900	191,541
		1,263,099
Computers & Office Equipment — 1.8%
Hewlett-Packard Co.	54,500	1,591,400
Xerox Corp.(a)	6,500	88,725
		1,680,125
Containers — 0.9%
Crown Holdings, Inc.(a)	7,300	116,362
Owens-Illinois, Inc.(a)	15,200	313,424
Smurfit-Stone Container Corp.(a)	36,025	373,219
		803,005
Cosmetics & Personal Care — 1.0%
Colgate-Palmolive Co.	17,400	918,546
Data Processing & Preparation — 0.3%
Affiliated Computer Services, Inc. Cl. A(a)	4,600	251,160
Diversified Financial — 0.2%
Nomura Holdings, Inc.	9,800	152,536
Electric Utilities — 1.3%
AES Corp.(a)	9,700	159,371
CMS Energy Corp.(a) (b)	17,700	291,165

3

Entergy Corp.	1,500	$111,480
PG&E Corp.	6,100	239,425
PPL Corp.	6,600	213,378
Public Service Enterprise Group, Inc.	1,300	83,668
TXU Corp.(b)	800	90,304
		1,188,791
Electrical Equipment & Electronics — 6.9%
Amphenol Corp. Cl. A	4,700	189,598
Analog Devices, Inc.(b)	4,700	174,558
Freescale Semiconductor, Inc. Cl. A(a)	12,000	280,920
General Electric Co.	108,700	3,659,929
Hexcel Corp.(a)	8,300	151,807
Intel Corp.	14,000	345,100
Maxim Integrated Products, Inc.	6,600	281,490
Micron Technology, Inc.(a)	11,100	147,630
PMC-Sierra, Inc.(a) (b)	7,600	66,956
Rockwell Automation, Inc.	4,500	238,050
Samsung Electronics Co., Ltd.	250	141,911
Sony Corp. Sponsored ADR (Japan)(b)	5,300	175,907
Trimble Navigation Ltd.(a)	6,400	215,616
Vishay Intertechnology, Inc.(a)	19,500	233,025
Wesco International, Inc.(a)	6,400	216,768
		6,519,265
Energy — 14.4%
Amerada Hess Corp.	1,900	261,250
Apache Corp.	3,200	240,704
BJ Services Co.(b)	16,200	583,038
Chevron Corp.	21,316	1,379,785
ConocoPhillips	5,890	411,770
El Paso Corp.	18,600	258,540
Encore Acquisition Co.(a)	6,000	233,100
Exxon Mobil Corp.	54,500	3,462,930
GlobalSantaFe Corp.	10,300	469,886
Halliburton Co.	20,100	1,377,252
National Oilwell Varco, Inc.(a)	16,002	1,052,932
Occidental Petroleum Corp.	5,200	444,236
Pride International, Inc.(a)	14,500	413,395
Quicksilver Resources, Inc.(a) (b)	15,800	755,082
Schlumberger Ltd.(b)	9,900	835,362
Transocean, Inc.(a)	3,100	190,061
Valero Energy Corp.	6,100	689,666
Weatherford International Ltd.(a) (b)	7,700	528,682
		13,587,671
Entertainment & Leisure — 0.8%
Leapfrog Enterprises, Inc.(a) (b)	11,400	168,378
Macrovision Corp.(a)	1,700	32,470

4

News Corp., Inc. Cl. A	2,982	$46,489
The Walt Disney Co.	21,200	511,556
		758,893
Financial Services — 4.9%
Apartment Investment & Management Co. Cl. A	5,890	228,414
Bear Stearns Companies, Inc.	1,200	131,700
Citigroup, Inc.	26,600	1,210,832
Doral Financial Corp.(b)	10,500	137,235
Equity Lifestyle Properties, Inc. REIT	2,300	103,500
General Growth Properties, Inc. REIT(b)	6,930	311,365
Lehman Brothers Holdings, Inc.(b)	2,800	326,144
Merrill Lynch & Co., Inc.	12,000	736,200
Morgan Stanley	18,100	976,314
Nuveen Investments, Inc. Cl. A(b)	2,700	106,353
The Charles Schwab Corp.	6,400	92,352
Telewest Global, Inc.(a)	10,700	245,565
		4,605,974
Foods — 1.5%
The Kroger Co.(a)	25,100	516,809
Nestle SA	805	236,076
Safeway, Inc.(b)	15,700	401,920
Tyson Foods, Inc. Cl. A	12,200	220,210
		1,375,015
Forest Products & Paper — 0.5%
OfficeMax, Inc.	7,400	234,358
Packaging Corp. of America(b)	10,000	194,100
		428,458
Healthcare — 0.7%
Psychiatric Solutions, Inc.(a)	3,500	189,805
Sierra Health Services, Inc.(a)	1,900	130,853
UnitedHealth Group, Inc.	6,400	359,680
		680,338
Heavy Construction — 0.1%
Foster Wheeler, Limited(a) (b)	3,600	111,204
Home Construction, Furnishings & Appliances — 0.5%
D.R. Horton, Inc.	3,400	123,080
KB Home(b)	3,100	226,920
Toll Brothers, Inc.(a) (b)	3,200	142,944
		492,944
Industrial - Diversified — 1.9%
3M Co.	1,300	95,368
ITT Industries, Inc.	3,600	408,960
Tyco International Ltd.(b)	45,500	1,267,175
		1,771,503

5

Information Retrieval Services — 1.2%
Digital River, Inc.(a)	2,000	$69,700
Google, Inc. Cl. A(a)	1,700	537,982
Juniper Networks, Inc.(a)	8,100	192,699
WebMD Health Corp., Cl. A(a)	1,700	41,903
Yahoo!, Inc.(a)	8,400	284,256
		1,126,540
Insurance — 7.8%
ACE Ltd.	16,900	795,483
American International Group, Inc.	64,500	3,996,420
Berkley (W.R.) Corp.	16,400	647,472
Chubb Corp.	1,600	143,280
The Hartford Financial Services Group, Inc.	9,200	709,964
Hilb, Rogal & Hobbs Co.	7,600	283,632
PartnerRe Ltd.	8,400	538,020
Platinum Underwriters Holdings Ltd.	3,900	116,571
Scottish Re Group Ltd.(b)	5,500	131,120
		7,361,962
Internet Content — 0.2%
BEA Systems, Inc.(a)	18,400	165,232
Internet Software — 0.2%
Covad Communications Group, Inc.(a) (b)	160,500	170,130
Machinery & Components — 1.2%
Chicago Bridge & Iron Co. NV	7,100	220,739
FMC Technologies, Inc.(a)	8,200	345,302
Smith International, Inc.(b)	9,400	313,114
Watsco, Inc.	4,700	249,617
		1,128,772
Medical Supplies — 4.9%
Agilent Technologies, Inc.(a)	25,700	841,675
Allergan, Inc.	2,100	192,402
Bard (C.R.), Inc.	2,300	151,869
Baxter International, Inc.	41,900	1,670,553
CONMED Corp.(a)	3,200	89,216
Dionex Corp.(a)	2,000	108,500
Medtronic, Inc.	11,700	627,354
Thermo Electron Corp.(a)	10,900	336,810
Varian, Inc.(a)	2,400	82,368
Waters Corp.(a)	12,300	511,680
		4,612,427
Metals & Mining — 1.4%
Alcoa, Inc.	12,700	310,134
Freeport-McMoRan Copper & Gold, Inc. Cl. B(b)	4,700	228,373
Newmont Mining Corp.(b)	15,200	716,984
Watts Water Technologies, Inc. Cl. A	3,000	86,550
		1,342,041

6

Pharmaceuticals — 5.5%
Alnylam Pharmaceuticals, Inc.(a)	13,300	$150,290
Amgen, Inc.(a)	2,900	231,043
Biogen Idec, Inc.(a)	5,200	205,296
BioMarin Pharmaceuticals, Inc.(a)	19,800	172,854
Cephalon, Inc.(a) (b)	17,400	807,708
Connetics Corp.(a)	1,900	32,129
Genentech, Inc.(a)	1,700	143,157
McKesson Corp.	2,100	99,645
Medimmune, Inc.(a)	10,200	343,230
Pfizer, Inc.	42,200	1,053,734
Schering-Plough Corp.	32,000	673,600
Serologicals Corp.(a)	3,000	67,680
Teva Pharmaceutical Sponsored ADR (Israel)(b)	8,000	267,360
Wyeth	20,400	943,908
		5,191,634
Photography Equipment/Supplies — 0.9%
Eastman Kodak Co.(b)	33,200	807,756
Prepackaged Software — 2.1%
Electronic Arts, Inc.(a)	2,100	119,469
Microsoft Corp.	40,800	1,049,784
NAVTEQ Corp.(a)	4,700	234,765
Oracle Corp.(a)	7,000	86,730
Siebel Systems, Inc.	11,000	113,630
Symantec Corp.(a)	11,300	256,058
TradeStation Group, Inc.(a)	14,000	141,960
		2,002,396
Real Estate — 0.3%
Equity Residential REIT	7,400	280,090
Restaurants — 0.6%
McDonald’s Corp.	14,100	472,209
Red Robin Gourmet Burgers, Inc.(a)	2,500	114,600
		586,809
Retail — 1.6%
Coldwater Creek, Inc.(a)	6,900	174,018
Federated Department Stores, Inc.	1,500	100,305
The Home Depot, Inc.	18,300	697,962
Kohl’s Corp.(a)	4,200	210,756
Rite Aid Corp.(a)	9,100	35,308
Staples, Inc.	3,900	83,148
Walgreen Co.	2,600	112,970
Wal-Mart Stores, Inc.	3,100	135,842
		1,550,309
Telephone Utilities — 2.4%
Alltel Corp.	2,000	130,220
Leap Wireless International, Inc.(a)	3,700	130,240
Mastec, Inc.(a)	12,200	132,980

7

Nextel Partners, Inc. Cl. A(a) (b)	17,200	$431,720
Sprint Nextel Corp.	42,916	1,020,542
Verizon Communications, Inc.	11,600	379,204
		2,224,906
Tobacco — 1.5%
Altria Group, Inc.	18,500	1,363,635
Transportation — 1.2%
EGL, Inc.(a)	7,600	206,340
Expedia, Inc.(a) (b)	3,450	68,344
Hornbeck Offshore Services, Inc.(a)	1,600	58,608
Norfolk Southern Corp.	14,700	596,232
OMI Corp.	9,000	160,830
		1,090,354
TOTAL EQUITIES (Cost $84,071,559)		93,910,234

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 18.4%
Cash Equivalents — 17.7%(c)
Abbey National PLC Eurodollar Time Deposit 3.770%	10/26/2005	$370,257	$370,257
American Beacon Money Market Fund		200,867	200,867
Bank of America 3.770%	10/18/2005	259,183	259,183
Bank of America 3.770%	11/28/2005	481,340	481,340
Bank of Montreal Eurodollar Time Deposit 3.790%	11/01/2005	555,392	555,392
Bank of Nova Scotia Eurodollar Time Deposit 3.750%	11/01/2005	555,392	555,392
Barclays 3.695%	01/17/2006	148,105	148,105
Barclays Eurodollar Time Deposit 3.615%	10/03/2005	649,439	649,439
Barclays Eurodollar Time Deposit 3.700%	10/14/2005	111,078	111,078
BGI Institutional Money Market Fund		1,295,916	1,295,916
BNP Paribas Eurodollar Time Deposit 3.750%	10/28/2005	370,262	370,262
Citigroup Eurodollar Time Deposit 3.630%	10/31/2005	740,523	740,523
Citigroup Eurodollar Time Deposit 3.870%	12/21/2005	370,262	370,262
Deutsche Bank Eurodollar Time Deposit 3.750%	10/17/2005	370,262	370,262
Federal Home Loan Bank Discount Note 3.659%	10/14/2005	333,235	333,235

8

Fortis Bank Eurodollar Time Deposit 3.720%	10/18/2005	$222,157	$222,157
Fortis Bank Eurodollar Time Deposit 3.770%	10/05/2005	444,314	444,314
Fortis Bank Eurodollar Time Deposit 3.810%	10/07/2005	222,157	222,157
Freddie Mac Discount Note 3.671%	10/18/2005	289,948	289,948
Goldman Sachs Financial Square Prime Obligations Money Market Fund		354,107	354,107
Harris Trust & Savings Bank 3.795%	11/04/2005	280,516	280,516
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 3.750%	11/01/2005	370,262	370,262
Lloyds TSB Bank Eurodollar Time Deposit 3.760%	10/28/2005	370,262	370,262
Merrimac Cash Fund, Premium Class		59,242	59,242
Morgan Stanley Dean Witter & Co. 4.018%	01/13/2006	740,523	740,523
Royal Bank of Canada Eurodollar Time Deposit 3.780%	10/06/2005	740,523	740,523
Royal Bank of Canada Eurodollar Time Deposit 3.865%	12/19/2005	370,262	370,262
Royal Bank of Scotland Eurodollar Time Deposit 3.750%	10/31/2005	370,262	370,262
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 3.770%	10/26/2005	370,262	370,262
Societe Generale Eurodollar Time Deposit 3.780%	10/03/2005	370,262	370,262
Societe Generale Eurodollar Time Deposit 3.800%	10/04/2005	555,392	555,392
Svenska Handlesbanken Eurodollar Time Deposit 3.875%	10/03/2005	516,049	516,049
The Bank of the West Eurodollar Time Deposit 3.760%	10/28/2005	592,419	592,419
Toronto Dominion Bank Eurodollar Time Deposit 3.680%	10/04/2005	740,523	740,523
UBS AG Eurodollar Time Deposit 3.750%	10/31/2005	444,314	444,314
Wachovia Bank NA Eurodollar Time Deposit 3.760%	10/25/2005	370,262	370,262
Wells Fargo Eurodollar Time Deposit 3.750%	10/07/2005	370,262	370,262
Wells Fargo Eurodollar Time Deposit 3.770%	10/19/2005	370,262	370,262
Wells Fargo Eurodollar Time Deposit 3.770%	10/20/2005	370,262	370,262
			16,716,317

9

Repurchase Agreement — 0.7%
Investors Bank & Trust Company Repurchase Agreement, dated 09/30/2005, 2.75%, due 10/03/2005(d)	$639,025	$639,025
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		17,355,342
TOTAL INVESTMENTS — 118.3% (Cost $101,426,901)(e)		$111,265,576
Other Assets/(Liabilities) — (18.3%)		(17,233,195)
NET ASSETS — 100.0%		$94,032,381

Notes to Portfolio of Investments

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan (Note 2).
(c)	Represents investments of security lending collateral. (Note 2).
(d)

Maturity value of $639,171. Collateralized by U.S. Government Agency obligation with a rate of 6.875%, maturity date of 06/25/27, and an aggregate market value, including accrued interest, of $670,976.

(e)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

10

MassMutual Select Large Cap Value Fund — Portfolio of Investments

September 30, 2005 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 98.8%
COMMON STOCK
Advertising — 0.3%
WPP Group PLC Sponsored ADR (United Kingdom)	72,900	$3,726,648
Automotive & Parts — 0.9%
Harley-Davidson, Inc.	247,500	11,988,900
Banking, Savings & Loans — 13.7%
Fifth Third Bancorp(a)	303,300	11,140,209
Golden West Financial Corp.(a)	657,400	39,042,986
HSBC Holdings PLC	2,505,856	40,612,500
JP Morgan Chase & Co.	1,436,488	48,740,038
Lloyds TSB Group PLC Sponsored ADR (United Kingdom)(a)	260,800	8,666,384
State Street Corp.	55,500	2,715,060
Wells Fargo & Co.	569,300	33,343,901
		184,261,078
Beverages — 2.0%
Diageo PLC Sponsored ADR (United Kingdom)(a)	292,200	16,950,522
Heineken Holding NV Cl. A	327,550	9,665,479
		26,616,001
Broadcasting, Publishing & Printing — 4.7%
Comcast Corp. Special, Cl. A(b)	1,498,700	43,132,586
Gannett Co., Inc.	76,600	5,272,378
IAC/InterActiveCorp.(b)	118,948	3,015,332
Lagardere S.C.A. SA	170,000	12,106,960
		63,527,256
Building Materials & Construction — 1.7%
Martin Marietta Materials, Inc.	147,200	11,549,312
Vulcan Materials Co.	145,700	10,812,397
		22,361,709
Commercial Services — 5.4%
Block (H&R), Inc.(a)	837,000	20,071,260
Cosco Pacific, Limited	2,136,000	4,167,144
Dun & Bradstreet Corp.(b)	143,050	9,422,703
Iron Mountain, Inc.(a) (b)	549,900	20,181,330
Moody’s Corp.(a)	354,400	18,102,752
		71,945,189
Communications — 0.9%
Nokia Oyj Sponsored ADR (Finland)	219,200	3,706,672
NTL, Inc.(b)	48,600	3,246,480
SK Telecom Co. Limited ADR (South Korea)(a)	248,800	5,433,792
		12,386,944

1

Computers & Information — 1.0%
Lexmark International, Inc.(b)	219,300	$13,388,265
Computers & Office Equipment — 0.6%
Hewlett-Packard Co.	296,300	8,651,960
Containers — 2.3%
Sealed Air Corp.(a) (b)	647,900	30,749,334
Cosmetics & Personal Care — 0.8%
Avon Products, Inc.	397,700	10,737,900
Diversified Financial — 0.7%
Takefuji Corp.	119,200	9,364,180
Energy — 12.1%
ConocoPhillips	599,892	41,938,450
Devon Energy Corp.	568,500	39,021,840
EOG Resources, Inc.(a)	494,600	37,045,540
Occidental Petroleum Corp.	392,800	33,556,904
Transocean, Inc.(b)	181,700	11,140,027
		162,702,761
Financial Services — 14.5%
American Express Co.	1,353,800	77,762,272
Berkshire Hathaway, Inc. Cl. A(b)	594	48,708,000
Centerpoint Properties Corp.(a)	453,898	20,334,630
Citigroup, Inc.	740,300	33,698,456
Morgan Stanley	166,900	9,002,586
Telewest Global, Inc.(b)	245,700	5,638,815
		195,144,759
Foods — 0.9%
The Hershey Co.(a)	202,600	11,408,406
Healthcare — 2.3%
Caremark Rx, Inc.(b)	266,000	13,281,380
HCA, Inc.	379,100	18,166,472
		31,447,852
Household Products — 0.2%
Hunter Douglas NV(a)	45,362	2,161,108
Industrial - Diversified — 3.9%
Tyco International Ltd.	1,898,324	52,868,323
Insurance — 14.0%
American International Group, Inc.	1,086,800	67,338,128
Aon Corp.	326,300	10,467,704
Chubb Corp.	49,100	4,396,905
Loews Corp.	304,600	28,148,086
Markel Corp.(a) (b)	3,500	1,156,750
Marsh & McLennan Companies, Inc.	377,000	11,457,030
Principal Financial Group, Inc.	103,600	4,907,532

2

Progressive Corp.	414,500	$43,427,165
Sun Life Financial, Inc.(a)	66,900	2,508,081
Transatlantic Holdings, Inc.	255,462	14,561,334
		188,368,715
Pharmaceuticals — 2.3%
Cardinal Health, Inc.(a)	248,000	15,733,120
Eli Lilly & Co.	193,000	10,329,360
Novartis AG	95,000	4,824,786
		30,887,266
Prepackaged Software — 1.4%
Microsoft Corp.	717,000	18,448,410
Retail — 5.5%
AutoZone, Inc.(b)	101,400	8,441,550
Costco Wholesale Corp.	1,170,300	50,428,227
Wal-Mart Stores, Inc.	353,300	15,481,606
		74,351,383
Tobacco — 5.3%
Altria Group, Inc.	969,200	71,439,732
Transportation — 1.4%
China Merchants Holdings International Co., Ltd.	2,426,000	5,448,068
Expedia, Inc.(a) (b)	118,948	2,356,360
Kuehne & Nagel International AG	8,450	2,092,827
United Parcel Service, Inc. Cl. B	118,800	8,212,644
		18,109,899
TOTAL EQUITIES (Cost $1,067,284,367)		1,327,043,978

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 13.1%
Cash Equivalents — 12.2%(c)
Abbey National PLC Eurodollar Time Deposit 3.770%	10/26/2005	$3,625,632	$3,625,632
American Beacon Money Market Fund		1,966,906	1,966,906
Bank of America 3.770%	10/18/2005	2,537,944	2,537,944
Bank of America 3.770%	11/28/2005	4,713,324	4,713,324
Bank of Montreal Eurodollar Time Deposit 3.790%	11/01/2005	5,438,451	5,438,451
Bank of Nova Scotia Eurodollar Time Deposit 3.750%	11/01/2005	5,438,451	5,438,451
Barclays 3.695%	01/17/2006	1,450,254	1,450,254
Barclays Eurodollar Time Deposit 3.615%	10/03/2005	6,359,362	6,359,362

3

Barclays Eurodollar Time Deposit 3.700%	10/14/2005	$1,087,690	$1,087,690
BGI Institutional Money Market Fund		12,689,719	12,689,719
BNP Paribas Eurodollar Time Deposit 3.750%	10/28/2005	3,625,634	3,625,634
Citigroup Eurodollar Time Deposit 3.630%	10/31/2005	7,251,268	7,251,268
Citigroup Eurodollar Time Deposit 3.870%	12/21/2005	3,625,634	3,625,634
Deutsche Bank Eurodollar Time Deposit 3.750%	10/17/2005	3,625,634	3,625,634
Federal Home Loan Bank Discount Note 3.659%	10/14/2005	3,263,071	3,263,071
Fortis Bank Eurodollar Time Deposit 3.720%	10/18/2005	2,175,380	2,175,380
Fortis Bank Eurodollar Time Deposit 3.770%	10/05/2005	4,350,761	4,350,761
Fortis Bank Eurodollar Time Deposit 3.810%	10/07/2005	2,175,380	2,175,380
Freddie Mac Discount Note 3.671%	10/18/2005	2,839,195	2,839,195
Goldman Sachs Financial Square Prime Obligations Money Market Fund		3,467,444	3,467,444
Harris Trust & Savings Bank 3.795%	11/04/2005	2,746,839	2,746,839
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 3.750%	11/01/2005	3,625,634	3,625,634
Lloyds TSB Bank Eurodollar Time Deposit 3.760%	10/28/2005	3,625,634	3,625,634
Merrimac Cash Fund, Premium Class		580,101	580,101
Morgan Stanley Dean Witter & Co. 4.018%	01/13/2006	7,251,268	7,251,268
Royal Bank of Canada Eurodollar Time Deposit 3.780%	10/06/2005	7,251,268	7,251,268
Royal Bank of Canada Eurodollar Time Deposit 3.865%	12/19/2005	3,625,634	3,625,634
Royal Bank of Scotland Eurodollar Time Deposit 3.750%	10/31/2005	3,625,634	3,625,634
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 3.770%	10/26/2005	3,625,634	3,625,634
Societe Generale Eurodollar Time Deposit 3.780%	10/03/2005	3,625,634	3,625,634
Societe Generale Eurodollar Time Deposit 3.800%	10/04/2005	5,438,451	5,438,451
Svenska Handlesbanken Eurodollar Time Deposit 3.875%	10/03/2005	5,053,196	5,053,196
The Bank of the West Eurodollar Time Deposit 3.760%	10/28/2005	5,801,014	5,801,014

4

Toronto Dominion Bank Eurodollar Time Deposit 3.680%	10/04/2005	$7,251,268	$7,251,268
UBS AG Eurodollar Time Deposit 3.750%	10/31/2005	4,350,761	4,350,761
Wachovia Bank NA Eurodollar Time Deposit 3.760%	10/25/2005	3,625,634	3,625,634
Wells Fargo Eurodollar Time Deposit 3.750%	10/07/2005	3,625,634	3,625,634
Wells Fargo Eurodollar Time Deposit 3.770%	10/19/2005	3,625,634	3,625,634
Wells Fargo Eurodollar Time Deposit 3.770%	10/20/2005	3,625,634	3,625,634
			163,687,640
Repurchase Agreement — 0.9%
Investors Bank & Trust Company Repurchase Agreement, dated 09/30/2005, 2.75%, due 10/03/2005(d)		12,409,323	12,409,323
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			176,096,963
TOTAL INVESTMENTS — 111.9% (Cost $1,243,381,330)(e)			$1,503,140,941
Other Assets/(Liabilities) — (11.9%)			(160,238,626)
NET ASSETS — 100.0%			$1,342,902,315

Notes to Portfolio of Investments

ADR - American Depository Receipt.

(a)	Denotes all or a portion of security on loan (Note 2).
(b)	Non-income producing security.
(c)	Represents investments of security lending collateral. (Note 2).
(d)

Maturity value of $12,412,167. Collateralized by U.S. Government Agency obligations with a rate of 3.995%, maturity date of 06/01/2033, and an aggregate market value, including accrued interest, of $13,029,789.

(e)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

5

MassMutual Select Indexed Equity Fund — Portfolio of Investments

September 30, 2005 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 98.8%
COMMON STOCK
Advertising — 0.2%
Interpublic Group of Companies, Inc.(a) (b)	69,133	$804,708
Monster Worldwide, Inc.(a)	19,318	593,256
Omnicom Group, Inc.(b)	30,014	2,510,071
		3,908,035
Aerospace & Defense — 2.1%
Boeing Co.	139,640	9,488,538
General Dynamics Corp.	33,854	4,047,246
Goodrich Corp.	21,290	943,999
Honeywell International, Inc.	143,110	5,366,625
Lockheed Martin Corp.	62,807	3,833,739
Northrop Grumman Corp.	59,078	3,210,889
Raytheon Co.	74,600	2,836,292
Rockwell Collins, Inc.	28,832	1,393,162
United Technologies Corp.	171,862	8,909,326
		40,029,816
Air Transportation — 0.1%
Southwest Airlines Co.	120,465	1,788,905
Apparel, Textiles & Shoes — 0.6%
Coach, Inc.(a)	63,200	1,981,952
The Gap, Inc.	97,803	1,704,706
Jones Apparel Group, Inc.	18,189	518,387
Limited Brands	60,859	1,243,349
Liz Claiborne, Inc.(b)	17,292	679,921
Nike, Inc. Cl. B	32,283	2,636,875
Nordstrom, Inc.	37,376	1,282,744
Reebok International Ltd.	9,300	526,101
VF Corp.	16,202	939,230
		11,513,265
Automotive & Parts — 0.7%
AutoNation, Inc.(a)	32,800	655,016
Cooper Tire & Rubber Co.(b)	12,730	194,387
Dana Corp.	29,069	273,539
Delphi Corp.	94,794	261,631
Ford Motor Co.(b)	310,014	3,056,738
General Motors Corp.(b)	94,545	2,894,022
Genuine Parts Co.	28,112	1,206,005
The Goodyear Tire & Rubber Co.(a)	28,776	448,618
Harley-Davidson, Inc.	47,236	2,288,112
Navistar International Corp.(a)	10,309	334,321

1

Paccar, Inc.	28,804	$1,955,504
Visteon Corp.(b)	23,653	231,326
		13,799,219
Banking, Savings & Loans — 8.5%
AmSouth Bancorporation	56,694	1,432,090
Bank of America Corp.	680,114	28,632,799
Bank of New York Co., Inc.	131,403	3,864,562
BB&T Corp.	90,416	3,530,745
Capital One Financial Corp.	48,246	3,836,522
Comerica, Inc.	29,576	1,742,026
Compass Bancshares, Inc.	23,000	1,054,090
Fannie Mae	163,879	7,345,057
Fifth Third Bancorp(b)	92,288	3,389,738
First Horizon National Corp.(b)	23,000	836,050
Freddie Mac	117,528	6,635,631
Golden West Financial Corp.(b)	44,258	2,628,483
JP Morgan Chase & Co.	595,148	20,193,372
KeyCorp	67,168	2,166,168
M&T Bank Corp.	14,400	1,522,224
Marshall and Ilsley Corp.	33,500	1,457,585
Mellon Financial Corp.	68,468	2,188,922
National City Corp.	98,371	3,289,526
North Fork Bancorporation, Inc.	81,900	2,088,450
Northern Trust Corp.	30,893	1,561,641
Providian Financial Corp.(a)	50,804	898,215
Regions Financial Corp.	75,642	2,353,979
SLM Corp.	71,031	3,810,103
Sovereign Bancorp, Inc.	58,990	1,300,140
State Street Corp.	54,568	2,669,467
SunTrust Banks, Inc.	61,734	4,287,426
Synovus Financial Corp.	50,199	1,391,516
U.S. Bancorp	311,734	8,753,491
Wachovia Corp.	267,715	12,740,557
Washington Mutual, Inc.(b)	146,952	5,763,457
Wells Fargo & Co.	284,037	16,636,047
Zions Bancorp	15,500	1,103,755
		161,103,834
Beverages — 2.2%
Anheuser-Busch Companies, Inc.	129,696	5,582,116
Brown-Forman Corp. Cl. B	14,942	889,647
The Coca-Cola Co.	350,672	15,145,524
Coca-Cola Enterprises, Inc.	53,643	1,046,039
Constellation Brands, Inc. Cl. A(a) (b)	32,500	845,000
Molson Coors Brewing Co. Cl. B	10,265	657,063
The Pepsi Bottling Group, Inc.	25,482	727,511
PepsiCo, Inc.	280,566	15,910,898
		40,803,798

2

Broadcasting, Publishing & Printing — 2.5%
Clear Channel Communications, Inc.	90,221	$2,967,369
Comcast Corp. Cl. A(a)	372,796	10,952,746
Dow Jones & Co., Inc.(b)	11,157	426,086
Gannett Co., Inc.	40,471	2,785,619
Knight Ridder, Inc.(b)	13,037	765,011
The McGraw-Hill Companies, Inc.	64,788	3,112,416
Meredith Corp.	5,689	283,824
New York Times Co. Cl. A(b)	23,000	684,250
Time Warner, Inc.	790,094	14,308,602
Tribune Co.	46,795	1,585,883
Univision Communications, Inc. Cl. A	40,500	1,074,465
Viacom, Inc. Cl. B	269,418	8,893,488
		47,839,759
Building Materials & Construction — 0.2%
Louisiana-Pacific Corp.	18,184	503,515
Masco Corp.(b)	74,192	2,276,211
Vulcan Materials Co.	16,678	1,237,674
		4,017,400
Chemicals — 1.3%
Air Products & Chemicals, Inc.	38,505	2,123,166
Dow Chemical Co.	163,920	6,830,546
Du Pont (E.I.) de Nemours & Co.	166,650	6,527,680
Eastman Chemical Co.	14,135	663,921
Engelhard Corp.	18,625	519,824
Hercules, Inc.(a)	16,489	201,496
International Flavors & Fragrances, Inc.	14,182	505,447
Monsanto Co.	44,624	2,800,156
PPG Industries, Inc.	27,708	1,640,037
Praxair, Inc.	53,456	2,562,146
Rohm & Haas Co.	25,984	1,068,722
		25,443,141
Commercial Services — 1.6%
Allied Waste Industries, Inc.(a) (b)	36,834	311,247
Apollo Group, Inc. Cl. A(a)	25,300	1,679,667
Block (H&R), Inc.	53,296	1,278,038
Cendant Corp.	177,144	3,656,252
Cintas Corp.	23,900	981,095
Convergys Corp.(a)	20,871	299,916
Donnelley (R.R.) & Sons Co.	34,815	1,290,592
eBay, Inc.(a)	187,500	7,725,000
Ecolab, Inc.	33,258	1,061,928
Equifax, Inc.	23,249	812,320
Fluor Corp.(b)	13,735	884,259
Moody’s Corp.(b)	43,772	2,235,874
Paychex, Inc.	57,706	2,139,739
PerkinElmer, Inc.	20,474	417,055
Quest Diagnostics, Inc.(b)	29,370	1,484,360

3

Robert Half International, Inc.(b)	27,900	$992,961
Ryder System, Inc.	10,705	366,325
Waste Management, Inc.	94,897	2,715,003
		30,331,631
Communications — 1.9%
ADC Telecommunications, Inc.(a)	21,270	486,232
Andrew Corp.(a) (b)	25,342	282,563
Avaya, Inc.(a)	74,675	769,153
Ciena Corp.(a)	93,100	245,784
Citizens Communications Co.(b)	54,100	733,055
L-3 Communications Holdings, Inc.(b)	19,500	1,541,865
Lucent Technologies, Inc.(a) (b)	743,752	2,417,194
Network Appliance, Inc.(a) (b)	61,138	1,451,416
Qualcomm, Inc.	274,818	12,298,106
SBC Communications, Inc.(b)	559,109	13,401,843
Scientific-Atlanta, Inc.	26,681	1,000,804
Tellabs, Inc.(a)	78,523	826,062
		35,454,077
Communications Equipment — 0.5%
Motorola, Inc.	415,602	9,180,648
Computer Integrated Systems Design — 0.4%
Autodesk, Inc.	39,012	1,811,717
Computer Sciences Corp.(a)	31,696	1,499,538
Parametric Technology Corp.(a)	43,688	304,505
Sun Microsystems, Inc.(a)	582,504	2,283,416
Teradyne, Inc.(a)	32,606	537,999
Unisys Corp.(a)	54,051	358,899
		6,796,074
Computer Programming Services — 0.0%
Mercury Interactive Corp.(a)	14,740	583,704
Computers & Information — 3.9%
Apple Computer, Inc.(a)	139,650	7,486,637
Cisco Systems, Inc.(a)	1,077,387	19,317,549
Comverse Technology, Inc.(a)	33,129	870,299
Dell, Inc.(a)	406,048	13,886,842
EMC Corp.(a)	404,733	5,237,245
Gateway, Inc.(a)	48,768	131,674
International Business Machines Corp.	269,702	21,635,494
International Game Technology	58,156	1,570,212
Jabil Circuit, Inc.(a)	29,600	915,232
Lexmark International, Inc.(a)	20,628	1,259,339
Solectron Corp.(a)	159,353	623,070
Symbol Technologies, Inc.	41,722	403,869
		73,337,462
Computers & Office Equipment — 1.0%
Electronic Data Systems Corp.(b)	86,523	1,941,576
Hewlett-Packard Co.	483,352	14,113,878

4

Pitney Bowes, Inc.	37,255	$1,555,024
Xerox Corp.(a)	159,977	2,183,686
		19,794,164
Containers — 0.2%
Ball Corp.(b)	17,608	646,918
Bemis Co., Inc.	15,988	394,904
Pactiv Corp.(a)	23,598	413,437
Sealed Air Corp.(a)	13,948	661,972
Temple-Inland, Inc.	20,186	824,598
		2,941,829
Cosmetics & Personal Care — 2.5%
Alberto-Culver Co.	12,847	574,903
Avon Products, Inc.	78,538	2,120,526
Colgate-Palmolive Co.	88,619	4,678,197
The Gillette Co.	151,844	8,837,321
Kimberly-Clark Corp.	81,881	4,874,376
The Procter & Gamble Co.(b)	432,476	25,715,023
		46,800,346
Data Processing & Preparation — 0.7%
Affiliated Computer Services, Inc. Cl. A(a)	20,500	1,119,300
Automatic Data Processing, Inc.	96,708	4,162,312
First Data Corp.	131,651	5,266,040
Fiserv, Inc.(a)	33,001	1,513,756
IMS Health, Inc.	36,625	921,851
NCR Corp.(a)	30,436	971,213
		13,954,472
Electric Utilities — 3.3%
AES Corp.(a)	108,153	1,776,954
Allegheny Energy, Inc.(a) (b)	26,600	817,152
Ameren Corp.	33,242	1,778,115
American Electric Power Co.	68,008	2,699,918
Calpine Corp.(a) (b)	99,779	258,428
CenterPoint Energy, Inc.(b)	56,522	840,482
Cinergy Corp.	34,981	1,553,506
CMS Energy Corp.(a) (b)	35,854	589,798
Consolidated Edison, Inc.(b)	42,274	2,052,403
Constellation Energy Group, Inc.	29,264	1,802,662
Dominion Resources, Inc.	58,420	5,032,299
DTE Energy Co.(b)	28,452	1,304,809
Duke Energy Corp.(b)	157,898	4,605,885
Edison International	54,887	2,595,057
Entergy Corp.	36,206	2,690,830
Exelon Corp.	114,148	6,100,069
FirstEnergy Corp.	56,487	2,944,102
FPL Group, Inc.(b)	65,030	3,095,428
NiSource, Inc.	43,285	1,049,661
PG&E Corp.(b)	64,381	2,526,954
Pinnacle West Capital Corp.	15,350	676,628

5

PPL Corp.	62,410	$2,017,715
Progress Energy, Inc.(b)	40,921	1,831,215
Public Service Enterprise Group, Inc.	40,982	2,637,602
Southern Co.(b)	124,846	4,464,493
Teco Energy, Inc.(b)	32,900	592,858
TXU Corp.	40,966	4,624,242
		62,959,265
Electrical Equipment & Electronics — 6.8%
Advanced Micro Devices, Inc.(a)	66,042	1,664,258
Altera Corp.(a) (b)	64,804	1,238,404
American Power Conversion Corp.	28,942	749,598
Analog Devices, Inc.	61,825	2,296,181
Applied Micro Circuits Corp.(a)	48,600	145,800
Broadcom Corp. Cl. A(a)	48,500	2,275,135
Emerson Electric Co.	68,754	4,936,537
Freescale Semiconductor, Inc. Cl. B(a)	67,309	1,587,146
General Electric Co.	1,791,875	60,332,431
Intel Corp.	1,028,732	25,358,244
JDS Uniphase Corp.(a)	283,576	629,539
Johnson Controls, Inc.	31,902	1,979,519
Kla-Tencor Corp.	33,328	1,625,073
Linear Technology Corp.	52,649	1,979,076
LSI Logic Corp.(a) (b)	63,842	628,844
Maxim Integrated Products, Inc.	55,599	2,371,297
Micron Technology, Inc.(a)	103,380	1,374,954
Molex, Inc.	26,447	705,606
National Semiconductor Corp.(b)	60,024	1,578,631
Novellus Systems, Inc.	23,831	597,681
Nvidia Corp.(a)	29,200	1,000,976
PMC-Sierra, Inc.(a) (b)	30,579	269,401
Qlogic Corp.(a)	15,700	536,940
Rockwell Automation, Inc.	30,532	1,615,143
Sanmina-SCI Corp.(a)	82,324	353,170
Texas Instruments, Inc.(b)	275,069	9,324,839
Xilinx, Inc.	59,568	1,658,969
		128,813,392
Energy — 10.3%
Amerada Hess Corp.	13,960	1,919,500
Anadarko Petroleum Corp.	39,154	3,748,996
Apache Corp.	55,156	4,148,834
Ashland, Inc.	11,825	653,213
BJ Services Co.(b)	53,800	1,936,262
Burlington Resources, Inc.	65,160	5,298,811
Chevron Corp.	381,216	24,676,112
ConocoPhillips	236,010	16,499,459
Devon Energy Corp.	77,600	5,326,464
Dynegy, Inc., Cl A(a) (b)	48,037	226,254
El Paso Corp.	108,935	1,514,197
EOG Resources, Inc.	39,900	2,988,510

6

Exxon Mobil Corp.	1,063,798	$67,593,725
Halliburton Co.	85,184	5,836,808
Kerr-McGee Corp.	18,993	1,844,410
KeySpan Corp.(b)	32,000	1,176,960
Kinder Morgan, Inc.	16,800	1,615,488
Marathon Oil Corp.	62,557	4,312,054
Murphy Oil Corp.	27,300	1,361,451
Nabors Industries Ltd.(a)	25,869	1,858,170
National Oilwell Varco, Inc.(a)	28,500	1,875,300
Nicor, Inc.(b)	5,882	247,220
Noble Corp.	24,200	1,656,732
Occidental Petroleum Corp.	68,351	5,839,226
Peoples Energy Corp.	4,962	195,404
Rowan Companies, Inc.	19,566	694,397
Schlumberger Ltd.(b)	100,105	8,446,860
Sempra Energy	41,961	1,974,685
Sunoco, Inc.	23,012	1,799,538
Transocean, Inc.(a)	54,772	3,358,071
Valero Energy Corp.	51,400	5,811,284
Weatherford International Ltd.(a) (b)	24,400	1,675,304
The Williams Companies, Inc.	96,391	2,414,595
Xcel Energy, Inc.(b)	65,387	1,282,239
XTO Energy, Inc.	59,866	2,713,127
		194,519,660
Entertainment & Leisure — 0.9%
Brunswick Corp.	16,555	624,620
Harrah’s Entertainment, Inc.	30,416	1,982,819
News Corp., Inc. Cl. A	417,500	6,508,825
The Walt Disney Co.	341,170	8,232,432
		17,348,696
Financial Services — 6.3%
American Express Co.	208,460	11,973,942
Apartment Investment & Management Co. Cl. A(b)	18,000	698,040
Archstone-Smith Trust	34,300	1,367,541
Bear Stearns Companies, Inc.	18,495	2,029,826
CIT Group, Inc.(b)	35,000	1,581,300
Citigroup, Inc.	871,641	39,677,098
Countrywide Financial Corp.	99,398	3,278,146
E*TRADE Financial Corp.(a)	64,600	1,136,960
Federated Investors, Inc. Cl. B	13,400	445,282
Franklin Resources, Inc.	26,030	2,185,479
The Goldman Sachs Group, Inc.	78,000	9,483,240
Huntington Bancshares, Inc.(b)	41,121	923,989
Janus Capital Group, Inc.	40,394	583,693
Lehman Brothers Holdings, Inc.(b)	45,518	5,301,937
MBNA Corp.	210,746	5,192,781
Merrill Lynch & Co., Inc.	156,470	9,599,435
Morgan Stanley	184,599	9,957,270
PNC Financial Services Group, Inc.	49,313	2,861,140

7

Price (T. Rowe) Group, Inc.	22,013	$1,437,449
ProLogis Trust REIT	40,900	1,812,279
Public Storage, Inc.(b)	15,200	1,018,400
The Charles Schwab Corp.	178,505	2,575,827
Simon Property Group, Inc. REIT(b)	32,000	2,371,840
Vornado Realty Trust REIT	20,700	1,793,034
		119,285,928
Food Retailers — 0.2%
Starbucks Corp.(a)	66,148	3,314,015
Foods — 1.5%
Archer-Daniels-Midland Co.	108,379	2,672,626
Campbell Soup Co.	33,446	995,019
ConAgra Foods, Inc.	85,169	2,107,933
General Mills, Inc.	61,751	2,976,398
Heinz (H. J.) Co.	57,522	2,101,854
The Hershey Co.(b)	30,984	1,744,709
Kellogg Co.	43,216	1,993,554
The Kroger Co.(a)	120,475	2,480,580
McCormick & Co., Inc.	21,000	685,230
Safeway, Inc.(b)	74,377	1,904,051
Sara Lee Corp.	129,636	2,456,602
SuperValu, Inc.	23,532	732,316
Sysco Corp.	106,278	3,333,941
Tyson Foods, Inc. Cl. A	41,600	750,880
Wrigley (Wm.) Jr. Co.	31,404	2,257,320
		29,193,013
Forest Products & Paper — 0.5%
Georgia-Pacific Corp.	42,172	1,436,378
International Paper Co.(b)	81,251	2,421,280
MeadWestvaco Corp.	33,250	918,365
OfficeMax, Inc.	13,101	414,909
Plum Creek Timber Co., Inc.	29,500	1,118,345
Weyerhaeuser Co.	42,011	2,888,256
		9,197,533
Healthcare — 1.4%
Caremark Rx, Inc.(a)	76,100	3,799,673
Coventry Health Care, Inc.(a)	17,660	1,519,113
Express Scripts, Inc.(a) (b)	25,900	1,610,980
HCA, Inc.	75,485	3,617,241
Health Management Associates, Inc. Cl. A(b)	40,700	955,229
Humana, Inc.(a)	27,796	1,330,872
Laboratory Corp. of America Holdings(a)	21,800	1,061,878
Manor Care, Inc.	14,481	556,215
Tenet Healthcare Corp.(a)	76,128	854,917
UnitedHealth Group, Inc.	214,196	12,037,815
		27,343,933

8

Home Construction, Furnishings & Appliances — 0.4%
Centex Corp.	21,210	$1,369,742
D.R. Horton, Inc.	45,100	1,633,522
KB Home(b)	13,570	993,324
Leggett & Platt, Inc.	30,747	621,089
Maytag Corp.	13,938	254,508
Pulte Homes, Inc.	37,492	1,609,157
Whirlpool Corp.	11,029	835,667
		7,317,009
Household Products — 0.6%
Black & Decker Corp.(b)	12,950	1,063,066
The Clorox Co.	23,615	1,311,577
Corning, Inc.(a)	247,461	4,783,421
Fortune Brands, Inc.	24,080	1,958,426
Newell Rubbermaid, Inc.	48,471	1,097,868
Sherwin-Williams Co.	20,589	907,357
Snap-On, Inc.	8,403	303,516
The Stanley Works	13,555	632,747
		12,057,978
Industrial - Distribution — 0.1%
Grainger (W.W.), Inc.	13,766	866,157
Industrial - Diversified — 1.6%
3M Co.	128,398	9,419,277
Cooper Industries Ltd. Cl. A	14,965	1,034,680
Danaher Corp.	41,200	2,217,796
Eaton Corp.	25,256	1,605,019
Illinois Tool Works, Inc.	36,233	2,983,063
ITT Industries, Inc.	16,255	1,846,568
Textron, Inc.	21,955	1,574,613
Tyco International Ltd.	340,654	9,487,214
		30,168,230
Information Retrieval Services — 0.4%
Yahoo!, Inc.(a)	211,720	7,164,605
Insurance — 5.4%
ACE Ltd.	47,600	2,240,532
Aetna, Inc.	48,898	4,212,074
AFLAC, Inc.	83,438	3,779,741
Allstate Corp.	112,315	6,209,896
Ambac Financial Group, Inc.	18,900	1,361,934
American International Group, Inc.	437,408	27,101,800
Aon Corp.	54,552	1,750,028
Chubb Corp.	32,709	2,929,091
Cigna Corp.	21,388	2,520,790
Cincinnati Financial Corp.	27,885	1,168,103
The Hartford Financial Services Group, Inc.	50,434	3,891,992
Jefferson-Pilot Corp.	21,673	1,109,007
Lincoln National Corp.	30,739	1,599,043

9

Loews Corp.	23,648	$2,185,312
Marsh & McLennan Companies, Inc.	89,252	2,712,368
MBIA, Inc.(b)	23,611	1,431,299
Metlife, Inc.	128,400	6,398,172
MGIC Investment Corp.(b)	15,087	968,585
Principal Financial Group, Inc.	46,100	2,183,757
Progressive Corp.	32,787	3,435,094
Prudential Financial, Inc.	87,500	5,911,500
Safeco Corp.	22,325	1,191,709
St. Paul Travelers Companies	115,359	5,176,158
Torchmark Corp.	18,026	952,314
UnumProvident Corp.(b)	48,425	992,713
WellPoint, Inc.(a)	103,440	7,842,821
XL Capital Ltd. Cl. A	24,100	1,639,523
		102,895,356
Lodging — 0.3%
Hilton Hotels Corp.	55,351	1,235,434
Marriott International, Inc. Cl. A	28,923	1,822,149
Starwood Hotels & Resorts Worldwide, Inc.	36,027	2,059,664
		5,117,247
Machinery & Components — 1.0%
Baker Hughes, Inc.	58,483	3,490,265
Caterpillar, Inc.	113,432	6,664,130
Cummins, Inc.	7,473	657,549
Deere & Co.(b)	41,513	2,540,596
Dover Corp.	32,859	1,340,319
Ingersoll-Rand Co. Cl. A	58,772	2,246,854
Pall Corp.	19,618	539,495
Parker-Hannifin Corp.	20,698	1,331,088
		18,810,296
Manufacturing — 0.4%
American Standard Companies, Inc.	30,000	1,396,500
Applied Materials, Inc.	277,952	4,714,066
Avery Dennison Corp.	17,698	927,198
Millipore Corp.(a)	8,181	514,503
		7,552,267
Medical Supplies — 2.3%
Agilent Technologies, Inc.(a)	82,605	2,705,314
Allergan, Inc.	22,529	2,064,107
Applera Corp. - Applied Biosystems Group	32,168	747,584
Bard (C.R.), Inc.	17,178	1,134,263
Bausch & Lomb, Inc.	9,594	774,044
Baxter International, Inc.	103,826	4,139,543
Becton, Dickinson & Co.	42,846	2,246,416
Biomet, Inc.	42,994	1,492,322
Boston Scientific Corp.(a)	101,240	2,365,979
Fisher Scientific International, Inc.(a)	19,900	1,234,795
Guidant Corp.	55,141	3,798,664

10

Medtronic, Inc.	204,914	$10,987,489
St. Jude Medical, Inc.(a)	60,792	2,845,066
Stryker Corp.	50,202	2,481,485
Tektronix, Inc.	15,770	397,877
Thermo Electron Corp.(a)	26,175	808,808
Waters Corp.(a)	19,500	811,200
Zimmer Holdings, Inc.(a)	41,178	2,836,752
		43,871,708
Metals & Mining — 0.7%
Alcoa, Inc.	145,866	3,562,048
Allegheny Technologies, Inc.	15,147	469,254
Freeport-McMoRan Copper & Gold, Inc. Cl. B	31,083	1,510,323
Newmont Mining Corp.(b)	74,897	3,532,892
Nucor Corp.	26,500	1,563,235
Phelps Dodge Corp.	16,639	2,161,905
United States Steel Corp.(b)	19,856	840,902
		13,640,559
Pharmaceuticals — 8.6%
Abbott Laboratories	262,237	11,118,849
AmerisourceBergen Corp.	17,016	1,315,337
Amgen, Inc.(a)	208,790	16,634,299
Biogen Idec, Inc.(a)	56,391	2,226,317
Bristol-Myers Squibb Co.	327,684	7,884,077
Cardinal Health, Inc.	71,279	4,521,940
Chiron Corp.(a)	19,400	846,228
Eli Lilly & Co.	192,295	10,291,628
Forest Laboratories, Inc.(a)	56,900	2,217,393
Genzyme Corp.(a)	43,800	3,137,832
Gilead Sciences, Inc.(a)	77,638	3,785,629
Hospira, Inc.(a)	26,193	1,073,127
Johnson & Johnson	501,400	31,728,592
King Pharmaceuticals, Inc.(a)	39,648	609,786
McKesson Corp.	51,398	2,438,835
Medco Health Solutions, Inc.(a)	50,841	2,787,612
Medimmune, Inc.(a)	41,569	1,398,797
Merck & Co., Inc.	370,562	10,082,992
Mylan Laboratories, Inc.(b)	38,900	749,214
Pfizer, Inc.	1,243,121	31,040,731
Schering-Plough Corp.(b)	247,786	5,215,895
Sigma-Aldrich Corp.	12,351	791,205
Watson Pharmaceutical, Inc.(a)	18,371	672,562
Wyeth	227,504	10,526,610
		163,095,487
Photography Equipment/Supplies — 0.1%
Eastman Kodak Co.(b)	48,647	1,183,582
Prepackaged Software — 3.4%
Adobe Systems, Inc.	82,044	2,449,013
BMC Software, Inc.(a)	35,631	751,814

11

Citrix Systems, Inc.(a)	29,127	$732,253
Computer Associates International, Inc.	79,639	2,214,761
Compuware Corp.(a)	63,137	599,801
Electronic Arts, Inc.(a)	50,900	2,895,701
Intuit, Inc.(a)	30,200	1,353,262
Microsoft Corp.	1,555,890	40,033,050
Novell, Inc.(a)	68,182	507,956
Oracle Corp.(a)	640,128	7,931,186
Siebel Systems, Inc.	88,762	916,911
Symantec Corp.(a)	201,182	4,558,784
		64,944,492
Real Estate — 0.2%
Equity Office Properties Trust	71,300	2,332,223
Equity Residential REIT	49,800	1,884,930
		4,217,153
Restaurants — 0.6%
Darden Restaurants, Inc.	24,728	750,989
McDonald’s Corp.	211,360	7,078,446
Wendy’s International, Inc.	19,701	889,500
Yum! Brands, Inc.	47,420	2,295,602
		11,014,537
Retail — 4.7%
AutoZone, Inc.(a)	9,836	818,847
Bed Bath & Beyond, Inc.(a)	50,696	2,036,965
Best Buy Co., Inc.	68,311	2,973,578
Big Lots, Inc.(a)	22,596	248,330
Circuit City Stores, Inc.	29,759	510,664
Costco Wholesale Corp.	81,189	3,498,434
CVS Corp.	135,978	3,944,722
Dillards, Inc. Cl. A	11,365	237,301
Dollar General Corp.	52,431	961,585
Family Dollar Stores, Inc.	29,224	580,681
Federated Department Stores, Inc.	44,281	2,961,070
The Home Depot, Inc.	360,087	13,733,718
J.C. Penney Co., Inc.	43,061	2,041,953
Kohl’s Corp.(a)	57,576	2,889,164
Lowe’s Companies, Inc.(b)	131,050	8,439,620
Office Depot, Inc.(a)	52,859	1,569,912
RadioShack Corp.(b)	23,830	590,984
Sears Holdings Corp.(a)	17,098	2,127,333
Staples, Inc.	122,484	2,611,359
Target Corp.	148,810	7,727,703
Tiffany & Co.	24,156	960,684
TJX Companies, Inc.	79,560	1,629,389
Walgreen Co.	171,580	7,455,151
Wal-Mart Stores, Inc.	421,773	18,482,093
		89,031,240

12

Retail - Grocery — 0.1%
Albertson’s, Inc.(b)	63,848	$1,637,701
Telephone Utilities — 2.3%
Alltel Corp.	63,657	4,144,707
AT&T Corp.	133,133	2,636,033
BellSouth Corp.	311,223	8,185,165
CenturyTel, Inc.	21,848	764,243
Qwest Communications International, Inc.(a)	264,821	1,085,766
Sprint Nextel Corp.	493,713	11,740,495
Verizon Communications, Inc.	468,183	15,304,902
		43,861,311
Tobacco — 1.5%
Altria Group, Inc.	349,639	25,771,891
Reynolds American, Inc.(b)	14,600	1,212,092
UST, Inc.	27,887	1,167,350
		28,151,333
Toys, Games — 0.1%
Hasbro, Inc.	28,504	560,104
Mattel, Inc.	65,752	1,096,743
		1,656,847
Transportation — 1.7%
Burlington Northern Santa Fe Corp.	62,556	3,740,849
Carnival Corp.	74,068	3,701,919
CSX Corp.	35,586	1,654,037
FedEx Corp.	50,512	4,401,111
Norfolk Southern Corp.	68,777	2,789,595
Union Pacific Corp.	44,438	3,186,205
United Parcel Service, Inc. Cl. B	186,900	12,920,397
		32,394,113
Travel — 0.0%
Sabre Holdings Corp.	23,928	485,260
TOTAL EQUITIES (Cost $1,743,466,776)		1,872,531,482

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 8.8%
Cash Equivalents — 7.4%(d)
Abbey National PLC Eurodollar Time Deposit 3.770%	10/26/2005	$3,105,534	$3,105,534
American Beacon Money Market Fund		1,684,756	1,684,756
Bank of America 3.770%	10/18/2005	2,173,878	2,173,878
Bank of America 3.770%	11/28/2005	4,037,203	4,037,203
Bank of Montreal Eurodollar Time Deposit 3.790%	11/01/2005	4,658,311	4,658,311

13

Bank of Nova Scotia Eurodollar Time Deposit 3.750%	11/01/2005	$4,658,311	$4,658,311
Barclays 3.695%	01/17/2006	1,242,216	1,242,216
Barclays Eurodollar Time Deposit 3.615%	10/03/2005	5,447,118	5,447,118
Barclays Eurodollar Time Deposit 3.700%	10/14/2005	931,662	931,662
BGI Institutional Money Market Fund		10,869,392	10,869,392
BNP Paribas Eurodollar Time Deposit 3.750%	10/28/2005	3,105,541	3,105,541
Citigroup Eurodollar Time Deposit 3.630%	10/31/2005	6,211,081	6,211,081
Citigroup Eurodollar Time Deposit 3.870%	12/21/2005	3,105,541	3,105,541
Deutsche Bank Eurodollar Time Deposit 3.750%	10/17/2005	3,105,541	3,105,541
Federal Home Loan Bank Discount Note 3.659%	10/14/2005	2,794,987	2,794,987
Fortis Bank Eurodollar Time Deposit 3.720%	10/18/2005	1,863,324	1,863,324
Fortis Bank Eurodollar Time Deposit 3.770%	10/05/2005	3,726,649	3,726,649
Fortis Bank Eurodollar Time Deposit 3.810%	10/07/2005	1,863,324	1,863,324
Freddie Mac Discount Note 3.671%	10/18/2005	2,431,916	2,431,916
Goldman Sachs Financial Square Prime Obligations Money Market Fund		2,970,043	2,970,043
Harris Trust & Savings Bank 3.795%	11/04/2005	2,352,808	2,352,808
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 3.750%	11/01/2005	3,105,541	3,105,541
Lloyds TSB Bank Eurodollar Time Deposit 3.760%	10/28/2005	3,105,541	3,105,541
Merrimac Cash Fund, Premium Class		496,886	496,886
Morgan Stanley Dean Witter & Co. 4.018%	01/13/2006	6,211,081	6,211,081
Royal Bank of Canada Eurodollar Time Deposit 3.780%	10/06/2005	6,211,081	6,211,081
Royal Bank of Canada Eurodollar Time Deposit 3.865%	12/19/2005	3,105,541	3,105,541
Royal Bank of Scotland Eurodollar Time Deposit 3.750%	10/31/2005	3,105,541	3,105,541
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 3.770%	10/26/2005	3,105,541	3,105,541
Societe Generale Eurodollar Time Deposit 3.780%	10/03/2005	3,105,541	3,105,541

14

Societe Generale Eurodollar Time Deposit 3.800%	10/04/2005	$4,658,311	$4,658,311
Svenska Handlesbanken Eurodollar Time Deposit 3.875%	10/03/2005	4,328,321	4,328,321
The Bank of the West Eurodollar Time Deposit 3.760%	10/28/2005	4,968,865	4,968,865
Toronto Dominion Bank Eurodollar Time Deposit 3.680%	10/04/2005	6,211,081	6,211,081
UBS AG Eurodollar Time Deposit 3.750%	10/31/2005	3,726,649	3,726,649
Wachovia Bank NA Eurodollar Time Deposit 3.760%	10/25/2005	3,105,541	3,105,541
Wells Fargo Eurodollar Time Deposit 3.750%	10/07/2005	3,105,541	3,105,541
Wells Fargo Eurodollar Time Deposit 3.770%	10/19/2005	3,105,541	3,105,541
Wells Fargo Eurodollar Time Deposit 3.770%	10/20/2005	3,105,541	3,105,541
			140,206,821
Repurchase Agreement — 1.2%
Investors Bank & Trust Company Repurchase Agreement, dated 9/30/05, 2.75%, due 10/03/2005(e)		23,473,975	23,473,975
U.S. Treasury Bills — 0.2%
US Treasury Bill(c) 3.210%	12/01/2005	2,740,000	2,725,097
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			166,405,893
TOTAL INVESTMENTS — 107.6% (Cost $1,909,872,669)(f)			$2,038,937,375
Other Assets/(Liabilities) — (7.6%)			(145,152,245)
NET ASSETS — 100.0%			$1,893,785,130

Notes to Portfolio of Investments

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan (Note 2).
(c)	This security is held as collateral for open futures contracts (Note 2).
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $23,479,355. Collateralized by U.S. Government Agency obligations with a rate of 4.00%, maturity date of 02/20/33, and an aggregate market value, including accrued interest, of $24,647,674.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

15

MassMutual Select Blue Chip Growth Fund — Portfolio of Investments

September 30, 2005 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 98.3%
COMMON STOCK
Advertising — 0.9%
Omnicom Group, Inc.(a)	39,700	$3,320,111
Aerospace & Defense — 2.1%
Boeing Co.	55,800	3,791,610
Honeywell International, Inc.	80,200	3,007,500
United Technologies Corp.	29,000	1,503,360
		8,302,470
Apparel, Textiles & Shoes — 1.0%
Nike, Inc. Cl. B	22,100	1,805,128
Ross Stores, Inc.	37,200	881,640
Urban Outfitters, Inc.(a) (b)	42,800	1,258,320
		3,945,088
Banking, Savings & Loans — 3.2%
Bank of America Corp.	22,600	951,460
Capital One Financial Corp.	17,100	1,359,792
Fannie Mae	78,400	3,513,888
Freddie Mac	4,800	271,008
Golden West Financial Corp.(a)	33,000	1,959,870
SLM Corp.	38,200	2,049,048
State Street Corp.	16,700	816,964
Wachovia Corp.	27,800	1,323,002
		12,245,032
Beverages — 1.6%
PepsiCo, Inc.	112,020	6,352,654
Broadcasting, Publishing & Printing — 0.4%
Univision Communications, Inc. Cl. A(a)	61,900	1,642,207
Building Materials & Construction — 0.4%
Cytyc Corp.(a) (b)	59,600	1,600,260
Chemicals — 1.7%
Monsanto Co.	31,000	1,945,250
Potash Corp. of Saskatchewan(a)	14,300	1,334,476
Praxair, Inc.	65,300	3,129,829
		6,409,555
Commercial Services — 2.8%
Apollo Group, Inc. Cl. A(b)	10,000	663,900
Career Education Corp.(b)	11,100	394,716
Cintas Corp.	23,100	948,255
eBay, Inc.(b)	77,000	3,172,400
Fluor Corp.(a)	24,600	1,583,748

1

Paychex, Inc.	37,566	$1,392,947
Quest Diagnostics, Inc.	18,900	955,206
Robert Half International, Inc.(a)	46,100	1,640,699
		10,751,871
Communications — 2.3%
American Tower Corp. Cl. A(b)	46,600	1,162,670
EchoStar Communications Corp. Cl. A	29,100	860,487
Qualcomm, Inc.	129,200	5,781,700
XM Satellite Radio Holdings, Inc. Cl. A(a) (b)	32,557	1,169,122
		8,973,979
Computer Integrated Systems Design — 0.1%
Synopsys, Inc.(b)	2,358	44,566
Teradyne, Inc.(b)	31,700	523,050
		567,616
Computers & Information — 5.0%
CDW Corp.	20,600	1,213,752
Cisco Systems, Inc.(b)	281,700	5,050,881
Dell, Inc.(b)	179,000	6,121,800
EMC Corp.(b)	189,840	2,456,530
International Business Machines Corp.	56,400	4,524,408
Symbol Technologies, Inc.	1,220	11,810
		19,379,181
Containers — 0.1%
Smurfit-Stone Container Corp.(b)	52,704	546,013
Cosmetics & Personal Care — 2.8%
Colgate-Palmolive Co.	47,000	2,481,130
The Gillette Co.	80,200	4,667,640
The Procter & Gamble Co.	62,300	3,704,358
		10,853,128
Data Processing & Preparation — 0.4%
Affiliated Computer Services, Inc. Cl. A(b)	27,000	1,474,200
Electrical Equipment & Electronics — 10.6%
Altera Corp.(a) (b)	60,700	1,159,977
Analog Devices, Inc.	54,200	2,012,988
Flextronics International Ltd.(a) (b)	110,500	1,419,925
General Electric Co.	449,500	15,134,665
Intel Corp.(a)	410,800	10,126,220
Intersil Corp. Cl. A	48,700	1,060,686
Kla-Tencor Corp.(a)	37,100	1,808,996
Linear Technology Corp.	28,000	1,052,520
Marvell Technology Group Ltd.(b)	31,500	1,452,465
Microchip Technology, Inc.	15,200	457,824
PMC-Sierra, Inc.(a) (b)	60,000	528,600
Texas Instruments, Inc.	103,900	3,522,210
Xilinx, Inc.	41,200	1,147,420
		40,884,496

2

Energy — 6.9%
BJ Services Co.(a)	66,400	$2,389,736
Chevron Corp.	32,000	2,071,360
Exxon Mobil Corp.	58,400	3,710,736
Halliburton Co.	78,400	5,371,968
Nabors Industries Ltd.(b)	32,300	2,320,109
Schlumberger Ltd.(a)	56,100	4,733,718
Total SA	10,100	2,749,205
Transocean, Inc.(b)	30,900	1,894,479
Weatherford International Ltd.(a) (b)	23,000	1,579,180
		26,820,491
Entertainment & Leisure — 1.3%
News Corp., Inc. Cl. A	67,911	1,058,732
News Corp., Inc., Cl. B(a)	62,800	1,036,200
The Walt Disney Co.	113,400	2,736,342
		4,831,274
Financial Services — 2.1%
American Express Co.	85,800	4,928,352
The Goldman Sachs Group, Inc.	5,900	717,322
Lehman Brothers Holdings, Inc.	4,600	535,808
Merrill Lynch & Co., Inc.	33,600	2,061,360
		8,242,842
Foods — 1.0%
Bunge Ltd.	22,610	1,189,738
Nestle SA, Sponsored ADR	32,500	2,374,125
Sysco Corp.	10,500	329,385
		3,893,248
Healthcare — 1.9%
Health Management Associates, Inc. Cl. A	12,200	286,334
UnitedHealth Group, Inc.	125,700	7,064,340
		7,350,674
Household Products — 0.4%
Corning, Inc.(b)	69,600	1,345,368
Industrial - Diversified — 2.1%
3M Co.	52,500	3,851,400
Danaher Corp.	25,100	1,351,133
Tyco International Ltd.(a)	104,700	2,915,895
		8,118,428
Information Retrieval Services — 1.9%
Google, Inc. Cl. A(b)	7,900	2,500,034
Juniper Networks, Inc.(b)	55,400	1,317,966
Yahoo!, Inc.(b)	107,206	3,627,851
		7,445,851
Insurance — 5.8%
Aetna, Inc.	20,800	1,791,712
AFLAC, Inc.	28,200	1,277,460

3

Ambac Financial Group, Inc.	25,500	$1,837,530
American International Group, Inc.	184,300	11,419,228
MBIA, Inc.(a)	21,200	1,285,144
Prudential Financial, Inc.	27,400	1,851,144
WellPoint, Inc.(b)	41,000	3,108,620
		22,570,838
Internet Content — 0.2%
BEA Systems, Inc.(a) (b)	67,700	607,946
Machinery & Components — 1.3%
Baker Hughes, Inc.(a)	62,000	3,700,160
Roper Industries, Inc.	29,000	1,139,410
		4,839,570
Manufacturing — 0.9%
Applied Materials, Inc.	85,800	1,455,168
Lam Research Corp.(a) (b)	24,300	740,421
Millipore Corp.(b)	21,200	1,333,268
		3,528,857
Medical Supplies — 5.5%
Allergan, Inc.	22,500	2,061,450
Bard (C.R.), Inc.	29,600	1,954,488
Baxter International, Inc.	87,000	3,468,690
Becton, Dickinson & Co.	29,100	1,525,713
Fisher Scientific International, Inc.(b)	24,200	1,501,610
Guidant Corp.	23,600	1,625,804
Medtronic, Inc.	103,800	5,565,756
St. Jude Medical, Inc.(b)	41,000	1,918,800
Waters Corp.(b)	38,600	1,605,760
		21,228,071
Pharmaceuticals — 12.4%
Abbott Laboratories	14,000	593,600
Alkermes, Inc.(a) (b)	12,000	201,600
Amgen, Inc.(b)	59,300	4,724,431
Barr Pharmaceuticals(b)	28,700	1,576,204
Biogen Idec, Inc.(b)	25,025	987,987
Cardinal Health, Inc.	27,100	1,719,224
Cephalon, Inc.(a) (b)	15,900	738,078
Eli Lilly & Co.	33,800	1,808,976
Genentech, Inc.(b)	76,300	6,425,223
Gilead Sciences, Inc.(b)	35,600	1,735,856
Johnson & Johnson	190,326	12,043,829
Omnicare, Inc.	17,600	989,648
Pfizer, Inc.	167,880	4,191,964
Protein Design Labs, Inc.(a) (b)	16,000	448,000
Schering-Plough Corp.(a)	153,600	3,233,280
Wyeth	140,100	6,482,427
		47,900,327

4

Prepackaged Software — 6.6%
Adobe Systems, Inc.	29,000	$865,650
Citrix Systems, Inc.(b)	31,500	791,910
DST Systems, Inc.(a) (b)	11,700	641,511
McAfee, Inc.(b)	38,800	1,219,096
Microsoft Corp.	695,500	17,895,215
Oracle Corp.(b)	170,900	2,117,451
Siebel Systems, Inc.	35,700	368,781
Symantec Corp.(b)	78,054	1,768,704
		25,668,318
Restaurants — 0.8%
Brinker International, Inc.(a) (b)	39,800	1,494,888
McDonald’s Corp.	53,200	1,781,668
		3,276,556
Retail — 8.4%
Best Buy Co., Inc.	45,800	1,993,674
CVS Corp.	54,800	1,589,748
Federated Department Stores, Inc.	8,700	581,769
The Home Depot, Inc.	141,100	5,381,554
Kohl’s Corp.(b)	49,400	2,478,892
Lowe’s Companies, Inc.	60,260	3,880,744
Staples, Inc.	93,150	1,985,958
Target Corp.	119,000	6,179,670
Walgreen Co.	56,200	2,441,890
Wal-Mart Stores, Inc.	141,000	6,178,620
		32,692,519
Telephone Utilities — 0.6%
Sprint Nextel Corp.	99,118	2,357,026
Tobacco — 1.7%
Altria Group, Inc.	89,200	6,574,932
Transportation — 1.1%
Carnival Corp.	47,100	2,354,058
FedEx Corp.	7,800	679,614
Royal Caribbean Cruises Limited	30,600	1,321,920
		4,355,592
TOTAL EQUITIES (Cost $351,207,472)		380,896,589

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 13.1%
Cash Equivalents — 11.2%(c)
Abbey National PLC Eurodollar Time Deposit 3.770%	10/26/2005	$966,264	$966,264
American Beacon Money Market Fund		524,198	524,198
Bank of America 3.770%	10/18/2005	676,387	676,387

5

Bank of America 3.770%	11/28/2005	$1,256,144	$1,256,144
Bank of Montreal Eurodollar Time Deposit 3.790%	11/01/2005	1,449,396	1,449,396
Bank of Nova Scotia Eurodollar Time Deposit 3.750%	11/01/2005	1,449,396	1,449,396
Barclays 3.695%	01/17/2006	386,506	386,506
Barclays Eurodollar Time Deposit 3.615%	10/03/2005	1,694,828	1,694,828
Barclays Eurodollar Time Deposit 3.700%	10/14/2005	289,879	289,879
BGI Institutional Money Market Fund		3,381,925	3,381,925
BNP Paribas Eurodollar Time Deposit 3.750%	10/28/2005	966,264	966,264
Citigroup Eurodollar Time Deposit 3.630%	10/31/2005	1,932,529	1,932,529
Citigroup Eurodollar Time Deposit 3.870%	12/21/2005	966,264	966,264
Deutsche Bank Eurodollar Time Deposit 3.750%	10/17/2005	966,264	966,264
Federal Home Loan Bank Discount Note 3.659%	10/14/2005	869,638	869,638
Fortis Bank Eurodollar Time Deposit 3.720%	10/18/2005	579,759	579,759
Fortis Bank Eurodollar Time Deposit 3.770%	10/05/2005	1,159,517	1,159,517
Fortis Bank Eurodollar Time Deposit 3.810%	10/07/2005	579,759	579,759
Freddie Mac Discount Note 3.671%	10/18/2005	756,671	756,671
Goldman Sachs Financial Square Prime Obligations Money Market Fund		924,105	924,105
Harris Trust & Savings Bank 3.795%	11/04/2005	732,057	732,057
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 3.750%	11/01/2005	966,264	966,264
Lloyds TSB Bank Eurodollar Time Deposit 3.760%	10/28/2005	966,264	966,264
Merrimac Cash Fund, Premium Class		154,602	154,602
Morgan Stanley Dean Witter & Co. 4.018%	01/13/2006	1,932,529	1,932,529
Royal Bank of Canada Eurodollar Time Deposit 3.780%	10/06/2005	1,932,529	1,932,529
Royal Bank of Canada Eurodollar Time Deposit 3.865%	12/19/2005	966,264	966,264
Royal Bank of Scotland Eurodollar Time Deposit 3.750%	10/31/2005	966,264	966,264

6

Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 3.770%	10/26/2005	$966,264	$966,264
Societe Generale Eurodollar Time Deposit 3.780%	10/03/2005	966,264	966,264
Societe Generale Eurodollar Time Deposit 3.800%	10/04/2005	1,449,396	1,449,396
Svenska Handlesbanken Eurodollar Time Deposit 3.875%	10/03/2005	1,346,723	1,346,723
The Bank of the West Eurodollar Time Deposit 3.760%	10/28/2005	1,546,023	1,546,023
Toronto Dominion Bank Eurodollar Time Deposit 3.680%	10/04/2005	1,932,529	1,932,529
UBS AG Eurodollar Time Deposit 3.750%	10/31/2005	1,159,517	1,159,517
Wachovia Bank NA Eurodollar Time Deposit 3.760%	10/25/2005	966,264	966,264
Wells Fargo Eurodollar Time Deposit 3.750%	10/07/2005	966,264	966,264
Wells Fargo Eurodollar Time Deposit 3.770%	10/19/2005	966,264	966,264
Wells Fargo Eurodollar Time Deposit 3.770%	10/20/2005	966,264	966,264
			43,624,238
Repurchase Agreement — 1.9%
Investors Bank & Trust Company Repurchase Agreement, dated 09/30/2005, 2.75%, due 10/03/2005(d)		7,228,484	7,228,484
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			50,852,722
TOTAL INVESTMENTS — 111.4% (Cost $402,060,194)(e)			$431,749,311
Other Assets/(Liabilities) — (11.4%)			(44,268,273)
NET ASSETS — 100.0%			$387,481,038

Notes to Portfolio of Investments

ADR - American Depository Receipt.

(a)	Denotes all or a portion of security on loan (Note 2).
(b)	Non-income producing security.
(c)	Represents investments of security lending collateral. (Note 2).
(d)

Maturity value of $7,230,141. Collaterized by U.S. Government Agency obligations with a rate of 6.5%, maturity date 07/25/2028, and an aggregate market value, including accrued interest, of $7,589,909.

(e)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

7

MassMutual Select Large Cap Growth Fund — Portfolio of Investments

September 30, 2005 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 98.1%
COMMON STOCK
Aerospace & Defense — 1.3%
Boeing Co.	6,700	$455,265
Banking, Savings & Loans — 1.0%
Northern Trust Corp.	7,000	353,850
Broadcasting, Publishing & Printing — 2.7%
The Scripps (E.W.) Co.	12,030	601,139
Time Warner, Inc.	18,500	335,035
		936,174
Commercial Services — 4.8%
Affymetrix, Inc.(a) (b)	6,750	312,052
eBay, Inc.(a)	30,020	1,236,824
Fastenal Co.	1,500	91,635
		1,640,511
Communications — 4.7%
Network Appliance, Inc.(a) (b)	8,600	204,164
Qualcomm, Inc.	32,000	1,432,000
		1,636,164
Computers & Information — 7.7%
Apple Computer, Inc.(a)	23,250	1,246,432
Dell, Inc.(a)	31,250	1,068,750
EMC Corp.(a)	26,050	337,087
		2,652,269
Cosmetics & Personal Care — 3.8%
The Procter & Gamble Co.(b)	22,200	1,320,012
Electrical Equipment & Electronics — 8.8%
Broadcom Corp. Cl. A(a)	16,230	761,349
General Electric Co.	39,340	1,324,578
Kla-Tencor Corp.	4,850	236,486
Marvell Technology Group Ltd.(a)	15,670	722,544
		3,044,957
Energy — 4.9%
Halliburton Co.	11,650	798,258
Nabors Industries Ltd.(a)	7,900	567,457
Schlumberger Ltd.(b)	3,670	309,675
		1,675,390
Financial Services — 6.6%
Citigroup, Inc.	6,750	307,260
Franklin Resources, Inc.	8,650	726,254

1

The Goldman Sachs Group, Inc.	5,460	$663,827
Legg Mason, Inc.	650	71,298
Merrill Lynch & Co., Inc.	8,250	506,137
		2,274,776
Food Retailers — 0.7%
Starbucks Corp.(a)	4,880	244,488
Foods — 0.6%
Wrigley (Wm.) Jr. Co.	2,800	201,264
Healthcare — 2.9%
Caremark Rx, Inc.(a)	3,150	157,279
UnitedHealth Group, Inc.	15,250	857,050
		1,014,329
Home Construction, Furnishings & Appliances — 0.9%
Pulte Homes, Inc.	7,010	300,869
Household Products — 1.5%
Corning, Inc.(a)	26,850	519,010
Information Retrieval Services — 11.3%
Google, Inc. Cl. A(a)	4,940	1,563,312
Juniper Networks, Inc.(a)	43,030	1,023,684
Yahoo!, Inc.(a)	38,500	1,302,840
		3,889,836
Insurance — 6.1%
ACE Ltd.	6,150	289,481
AFLAC, Inc.	3,500	158,550
American International Group, Inc.	13,800	855,048
WellPoint, Inc.(a)	10,330	783,221
		2,086,300
Lodging — 1.0%
Hilton Hotels Corp.	15,750	351,540
Medical Supplies — 5.0%
St. Jude Medical, Inc.(a)	23,400	1,095,120
Zimmer Holdings, Inc.(a)	9,170	631,721
		1,726,841
Pharmaceuticals — 12.5%
Alcon, Inc.	7,300	933,524
Amgen, Inc.(a)	7,650	609,476
Eli Lilly & Co.(b)	3,100	165,912
Genentech, Inc.(a)	13,500	1,136,835
Gilead Sciences, Inc.(a)	15,150	738,714
Teva Pharmaceutical Sponsored ADR (Israel)(b)	21,700	725,214
		4,309,675
Prepackaged Software — 3.2%
Electronic Arts, Inc.(a)	10,510	597,914
Microsoft Corp.	19,650	505,595
		1,103,509

2

Retail — 5.1%
Lowe’s Companies, Inc.(b)	14,750	$949,900
Target Corp.	15,250	791,933
		1,741,833
Retail - Grocery — 0.4%
Whole Foods Market, Inc.	1,070	143,862
Transportation — 0.6%
Carnival Corp.	4,400	219,912
TOTAL EQUITIES (Cost $28,478,411)		33,842,636

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 11.5%
Cash Equivalents — 9.9%(c)
Abbey National PLC Eurodollar Time Deposit 3.770%	10/26/2005	$75,209	$75,209
American Beacon Money Market Fund		40,797	40,797
Bank of America 3.770%	10/18/2005	52,642	52,642
Bank of America 3.770%	11/28/2005	97,763	97,763
Bank of Montreal Eurodollar Time Deposit 3.790%	11/01/2005	112,804	112,804
Bank of Nova Scotia Eurodollar Time Deposit 3.750%	11/01/2005	112,804	112,804
Barclays 3.695%	01/17/2006	30,081	30,081
Barclays Eurodollar Time Deposit 3.615%	10/03/2005	131,905	131,905
Barclays Eurodollar Time Deposit 3.700%	10/14/2005	22,561	22,561
BGI Institutional Money Market Fund		263,209	263,209
BNP Paribas Eurodollar Time Deposit 3.750%	10/28/2005	75,202	75,202
Citigroup Eurodollar Time Deposit 3.630%	10/31/2005	150,405	150,405
Citigroup Eurodollar Time Deposit 3.870%	12/21/2005	75,202	75,202
Deutsche Bank Eurodollar Time Deposit 3.750%	10/17/2005	75,202	75,202
Federal Home Loan Bank Discount Note 3.659%	10/14/2005	67,682	67,682
Fortis Bank Eurodollar Time Deposit 3.720%	10/18/2005	45,121	45,121
Fortis Bank Eurodollar Time Deposit 3.770%	10/05/2005	90,243	90,243

3

Fortis Bank Eurodollar Time Deposit 3.810%	10/07/2005	$45,121	$45,121
Freddie Mac Discount Note 3.671%	10/18/2005	58,890	58,890
Goldman Sachs Financial Square Prime Obligations Money Market Fund		71,921	71,921
Harris Trust & Savings Bank 3.795%	11/04/2005	56,975	56,975
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 3.750%	11/01/2005	75,202	75,202
Lloyds TSB Bank Eurodollar Time Deposit 3.760%	10/28/2005	75,202	75,202
Merrimac Cash Fund, Premium Class		12,032	12,032
Morgan Stanley Dean Witter & Co. 4.018%	01/13/2006	150,405	150,405
Royal Bank of Canada Eurodollar Time Deposit 3.780%	10/06/2005	150,405	150,405
Royal Bank of Canada Eurodollar Time Deposit 3.865%	12/19/2005	75,202	75,202
Royal Bank of Scotland Eurodollar Time Deposit 3.750%	10/31/2005	75,202	75,202
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 3.770%	10/26/2005	75,202	75,202
Societe Generale Eurodollar Time Deposit 3.780%	10/03/2005	75,202	75,202
Societe Generale Eurodollar Time Deposit 3.800%	10/04/2005	112,804	112,804
Svenska Handlesbanken Eurodollar Time Deposit 3.875%	10/03/2005	104,813	104,813
The Bank of the West Eurodollar Time Deposit 3.760%	10/28/2005	120,324	120,324
Toronto Dominion Bank Eurodollar Time Deposit 3.680%	10/04/2005	150,405	150,405
UBS AG Eurodollar Time Deposit 3.750%	10/31/2005	90,243	90,243
Wachovia Bank NA Eurodollar Time Deposit 3.760%	10/25/2005	75,202	75,202
Wells Fargo Eurodollar Time Deposit 3.750%	10/07/2005	75,202	75,202
Wells Fargo Eurodollar Time Deposit 3.770%	10/19/2005	75,202	75,202
Wells Fargo Eurodollar Time Deposit 3.770%	10/20/2005	75,202	75,202
			3,395,190

4

Repurchase Agreement — 1.6%
Investors Bank & Trust Company Repurchase Agreement, dated 09/30/2005, 2.75%, due 10/03/2005(d)	$553,362	$553,362
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		3,948,552
TOTAL INVESTMENTS — 109.6% (Cost $32,426,963)(e)		$37,791,188
Other Assets/(Liabilities) — (9.6%)		(3,309,158)
NET ASSETS — 100.0%		$34,482,030

Notes to Portfolio of Investments

ADR - American Depository Receipt.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan (Note 2).
(c)	Represents investments of security lending collateral. (Note 2).
(d)

Maturity value of $553,489. Collateralized by U.S. Government Agency obligations with a rate of 5.875%, maturity date of 02/25/30, and an aggregate market value, including accrued interest, of $581,030.

(e)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

5

MassMutual Select Growth Equity Fund — Portfolio of Investments

September 30, 2005 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 97.3%
COMMON STOCK
Advertising — 0.2%
Getty Images, Inc.(a) (b)	18,400	$1,583,136
Aerospace & Defense — 1.4%
Goodrich Corp.	14,000	620,760
Lockheed Martin Corp.	156,400	9,546,656
Rockwell Collins, Inc.	38,200	1,845,824
		12,013,240
Air Transportation — 0.1%
AMR Corp.(a) (b)	112,400	1,256,632
Apparel, Textiles & Shoes — 1.8%
American Eagle Outfitters, Inc.	147,000	3,458,910
bebe Stores, Inc.	108,400	1,897,000
Chico’s FAS, Inc.(a)	32,100	1,181,280
Coach, Inc.(a)	75,400	2,364,544
Columbia Sportswear Co.(a) (b)	13,300	617,120
Nike, Inc. Cl. B	23,700	1,935,816
Nordstrom, Inc.	99,000	3,397,680
Urban Outfitters, Inc.(a) (b)	39,800	1,170,120
		16,022,470
Automotive & Parts — 1.0%
Copart, Inc.(a)	20,300	484,561
Harley-Davidson, Inc.	131,100	6,350,484
Oshkosh Truck Corp.	15,600	673,296
Paccar, Inc.	19,500	1,323,855
		8,832,196
Banking, Savings & Loans — 1.4%
Fannie Mae	278,500	12,482,370
Broadcasting, Publishing & Printing — 0.4%
Cablevision Systems Corp. Cl. A(a)	60,800	1,864,736
The McGraw-Hill Companies, Inc.	39,800	1,911,992
		3,776,728
Chemicals — 0.9%
Dow Chemical Co.	170,800	7,117,236
Eastman Chemical Co.	12,700	596,519
Georgia Gulf Corp.	21,200	510,496
		8,224,251
Commercial Services — 1.2%
ACCO Brands Corp.(a)	886	25,003
eBay, Inc.(a)	24,500	1,009,400

1

Global Payments, Inc.	10,700	$831,604
Jacobs Engineering Group, Inc.(a)	14,500	977,300
Moody’s Corp.(b)	26,200	1,338,296
Paychex, Inc.	19,800	734,184
Pharmaceutical Product Development, Inc.(a)	53,200	3,059,532
Regis Corp.	2,900	109,678
Rent-A-Center, Inc.(a)	73,500	1,419,285
Robert Half International, Inc.(b)	18,500	658,415
		10,162,697
Communications — 0.5%
Harris Corp.	70,300	2,938,540
Network Appliance, Inc.(a) (b)	74,900	1,778,126
		4,716,666
Communications Equipment — 0.9%
Motorola, Inc.	361,800	7,992,162
Computer Integrated Systems Design — 0.3%
Autodesk, Inc.	46,300	2,150,172
F5 Networks, Inc.(a)	15,500	673,785
		2,823,957
Computer Programming Services — 0.1%
Cognizant Technology Solutions Corp.(a)	13,700	638,283
Computer Related Services — 0.1%
CNET Networks, Inc.(a)	35,600	483,092
Computers & Information — 5.9%
Apple Computer, Inc.(a)	96,900	5,194,809
Dell, Inc.(a)	989,700	33,847,740
EMC Corp.(a)	136,500	1,766,310
Emulex Corp.(a)	26,900	543,649
International Business Machines Corp.	72,300	5,799,906
Lexmark International, Inc.(a)	21,200	1,294,260
Western Digital Corp.(a)	240,400	3,108,372
		51,555,046
Containers — 0.2%
Crown Holdings, Inc.(a)	100,100	1,595,594
Cosmetics & Personal Care — 0.4%
The Procter & Gamble Co.(b)	64,100	3,811,386
Data Processing & Preparation — 2.2%
Affiliated Computer Services, Inc. Cl. A(a)	39,500	2,156,700
First Data Corp.	286,800	11,472,000
Fiserv, Inc.(a)	49,000	2,247,630
NCR Corp.(a)	64,400	2,055,004
Total System Services, Inc.	38,100	888,111
		18,819,445

2

Electric Utilities — 0.8%
Exelon Corp.	108,100	$5,776,864
TXU Corp.(b)	6,500	733,720
		6,510,584
Electrical Equipment & Electronics — 8.8%
American Power Conversion Corp.	52,100	1,349,390
Amphenol Corp. Cl. A	16,000	645,440
Cree, Inc.(a) (b)	31,300	783,126
General Electric Co.	153,900	5,181,813
Intel Corp.	1,789,200	44,103,780
International Rectifier Corp.(a)	33,900	1,528,212
LSI Logic Corp.(a) (b)	66,400	654,040
Nvidia Corp.(a)	46,200	1,583,736
Qlogic Corp.(a)	53,500	1,829,700
Rockwell Automation, Inc.	75,400	3,988,660
Texas Instruments, Inc.	440,300	14,926,170
		76,574,067
Energy — 8.1%
BJ Services Co.(b)	26,300	946,537
Burlington Resources, Inc.	53,800	4,375,016
EOG Resources, Inc.	150,700	11,287,430
Exxon Mobil Corp.	625,600	39,750,624
Halliburton Co.(b)	60,700	4,159,164
Kinder Morgan, Inc.	67,700	6,510,032
Murphy Oil Corp.	24,200	1,206,854
Patterson-UTI Energy, Inc.	52,300	1,886,984
		70,122,641
Financial Services — 2.1%
The Chicago Mercantile Exchange	1,500	505,950
Eaton Vance Corp.	46,400	1,151,648
Franklin Resources, Inc.	46,200	3,878,952
Legg Mason, Inc.	12,500	1,371,125
MBNA Corp.	261,900	6,453,216
Regency Centers Corp.	11,500	660,675
The Charles Schwab Corp.	287,900	4,154,397
		18,175,963
Foods — 0.3%
7-Eleven, Inc.(a)	29,400	1,046,934
Panera Bread Co. Cl. A(a) (b)	25,800	1,320,444
		2,367,378
Healthcare — 7.5%
Caremark Rx, Inc.(a)	17,300	863,789
Coventry Health Care, Inc.(a)	11,000	946,220
Express Scripts, Inc.(a) (b)	82,900	5,156,380
HCA, Inc.	107,400	5,146,608
Humana, Inc.(a)	20,000	957,600
Lincare Holdings, Inc.(a) (b)	98,100	4,027,005

3

Triad Hospitals, Inc.(a)	20,200	$914,454
UnitedHealth Group, Inc.	821,252	46,154,362
Universal Health Services, Inc. Cl. B(b)	15,500	738,265
		64,904,683
Home Construction, Furnishings & Appliances — 1.2%
D.R. Horton, Inc.	92,700	3,357,594
Maytag Corp.	36,900	673,794
Mohawk Industries, Inc.(a)	35,100	2,816,775
The Ryland Group, Inc.	13,000	889,460
Tempur-Pedic International, Inc.(a) (b)	36,800	435,712
Toll Brothers, Inc.(a) (b)	55,400	2,474,718
		10,648,053
Household Products — 0.4%
Black & Decker Corp.(b)	17,500	1,436,575
Corning, Inc.(a)	68,900	1,331,837
Fortune Brands, Inc.	7,100	577,443
		3,345,855
Industrial - Distribution — 0.1%
Grainger (W.W.), Inc.	14,700	924,924
Information Retrieval Services — 0.9%
Google, Inc. Cl. A(a) (b)	16,400	5,189,944
Yahoo!, Inc.(a)	73,700	2,494,008
		7,683,952
Insurance — 2.8%
Aetna, Inc.	107,200	9,234,208
AFLAC, Inc.	201,100	9,109,830
Ambac Financial Group, Inc.	26,700	1,924,002
Marsh & McLennan Companies, Inc.	28,800	875,232
Radian Group, Inc.	22,100	1,173,510
WellChoice, Inc.(a)	21,900	1,662,210
WellPoint, Inc.(a)	1,800	136,476
		24,115,468
Lodging — 1.9%
Boyd Gaming Corp.	12,800	551,936
Marriott International, Inc. Cl. A	118,700	7,478,100
MGM Mirage(a) (b)	133,200	5,830,164
Starwood Hotels & Resorts Worldwide, Inc.	42,200	2,412,574
		16,272,774
Machinery & Components — 1.9%
Baker Hughes, Inc.	52,000	3,103,360
Caterpillar, Inc.	168,000	9,870,000
Graco, Inc.	11,300	387,364
Grant Prideco, Inc.(a)	33,100	1,345,515
Joy Global, Inc.	19,500	983,970
Smith International, Inc.	21,200	706,172
		16,396,381

4

Manufacturing — 0.1%
American Standard Companies, Inc.	12,700	$591,185
Medical Supplies — 0.7%
Agilent Technologies, Inc.(a)	28,000	917,000
Bard (C.R.), Inc.	6,300	415,989
Bausch & Lomb, Inc.	9,000	726,120
Medtronic, Inc.	24,300	1,302,966
Mine Safety Appliances Co.	4,400	170,280
St. Jude Medical, Inc.(a)	14,400	673,920
Zimmer Holdings, Inc.(a)	26,100	1,798,029
		6,004,304
Metals & Mining — 0.1%
Precision Castparts Corp.(b)	12,200	647,820
Pharmaceuticals — 16.8%
Abbott Laboratories	87,600	3,714,240
American Pharmacuetical Partners, Inc.(a) (b)	17,500	799,050
AmerisourceBergen Corp.(b)	44,400	3,432,120
Amgen, Inc.(a)	32,500	2,589,275
Barr Pharmaceuticals(a)	55,100	3,026,092
Cardinal Health, Inc.(b)	203,300	12,897,352
Forest Laboratories, Inc.(a)	49,600	1,932,912
Genentech, Inc.(a)	55,400	4,665,234
Hospira, Inc.(a)	20,200	827,594
Invitrogen Corp.(a)	10,700	804,961
Johnson & Johnson	841,300	53,237,464
McKesson Corp.	176,400	8,370,180
Medco Health Solutions, Inc.(a)	62,900	3,448,807
Merck & Co., Inc.	711,700	19,365,357
Omnicare, Inc.	15,800	888,434
Pfizer, Inc.	848,100	21,177,057
Wyeth	104,900	4,853,723
		146,029,852
Prepackaged Software — 1.5%
Adobe Systems, Inc.	201,700	6,020,745
Microsoft Corp.	104,100	2,678,493
Oracle Corp.(a)	324,800	4,024,272
		12,723,510
Real Estate — 0.3%
The St. Joe Co.	39,300	2,454,285
Restaurants — 1.2%
Brinker International, Inc.(a) (b)	35,200	1,322,112
Darden Restaurants, Inc.	116,000	3,522,920
Outback Steakhouse, Inc.	24,200	885,720
Sonic Corp.(a)	39,300	1,074,855
Wendy’s International, Inc.	40,300	1,819,545
Yum! Brands, Inc.	45,100	2,183,291
		10,808,443

5

Retail — 14.3%
Advance Auto Parts Corp.(a) (b)	51,300	$1,984,284
AutoZone, Inc.(a)	10,400	865,800
Bed Bath & Beyond, Inc.(a)	168,400	6,766,312
CVS Corp.	43,700	1,267,737
Dollar General Corp.	152,800	2,802,352
Dollar Tree Stores, Inc.(a) (b)	98,700	2,136,855
Family Dollar Stores, Inc.	16,100	319,907
The Home Depot, Inc.	994,600	37,934,044
Lowe’s Companies, Inc.(b)	363,600	23,415,840
Michaels Stores, Inc.	53,100	1,755,486
MSC Industrial Direct Co. Cl. A	11,000	364,870
O’Reilly Automotive, Inc.(a)	23,200	653,776
Target Corp.	139,800	7,259,814
TJX Companies, Inc.(b)	181,500	3,717,120
Walgreen Co.	283,800	12,331,110
Wal-Mart Stores, Inc.	480,000	21,033,600
		124,608,907
Retail - Grocery — 0.0%
Weis Markets, Inc.	1,300	52,013
Telephone Utilities — 0.8%
Nextel Partners, Inc. Cl. A(a) (b)	165,900	4,164,090
NII Holdings, Inc. Cl. B(a) (b)	34,400	2,905,080
		7,069,170
Tobacco — 5.5%
Altria Group, Inc.	645,900	47,609,289
Transportation — 0.2%
CNF, Inc.	5,000	262,500
J.B. Hunt Transport Services, Inc.(b)	21,200	403,012
Landstar System, Inc.	23,000	920,690
		1,586,202
TOTAL EQUITIES (Cost $799,864,988)		845,017,054

RIGHTS — 0.0%
Computers & Information
Seagate Technology(a) (c)	66,000	0
TOTAL RIGHTS (Cost $0)		0
TOTAL LONG TERM INVESTMENTS (Cost $799,864,988)		845,017,054

6

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 7.5%
Cash Equivalents — 4.5%(e)
Abbey National PLC Eurodollar Time Deposit 3.770%	10/26/2005	$871,864	$871,864
American Beacon Money Market Fund		472,984	472,984
Bank of America 3.770%	10/18/2005	610,302	610,302
Bank of America 3.770%	11/28/2005	1,133,419	1,133,419
Bank of Montreal Eurodollar Time Deposit 3.790%	11/01/2005	1,307,791	1,307,791
Bank of Nova Scotia Eurodollar Time Deposit 3.750%	11/01/2005	1,307,791	1,307,791
Barclays 3.695%	01/17/2006	348,744	348,744
Barclays Eurodollar Time Deposit 3.615%	10/03/2005	1,529,243	1,529,243
Barclays Eurodollar Time Deposit 3.700%	10/14/2005	261,558	261,558
BGI Institutional Money Market Fund		3,051,511	3,051,511
BNP Paribas Eurodollar Time Deposit 3.750%	10/28/2005	871,860	871,860
Citigroup Eurodollar Time Deposit 3.630%	10/31/2005	1,743,721	1,743,721
Citigroup Eurodollar Time Deposit 3.870%	12/21/2005	871,860	871,860
Deutsche Bank Eurodollar Time Deposit 3.750%	10/17/2005	871,860	871,860
Federal Home Loan Bank Discount Note 3.659%	10/14/2005	784,674	784,674
Fortis Bank Eurodollar Time Deposit 3.720%	10/18/2005	523,116	523,116
Fortis Bank Eurodollar Time Deposit 3.770%	10/05/2005	1,046,233	1,046,233
Fortis Bank Eurodollar Time Deposit 3.810%	10/07/2005	523,116	523,116
Freddie Mac Discount Note 3.671%	10/18/2005	682,745	682,745
Goldman Sachs Financial Square Prime Obligations Money Market Fund		833,820	833,820
Harris Trust & Savings Bank 3.795%	11/04/2005	660,536	660,536
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 3.750%	11/01/2005	871,860	871,860
Lloyds TSB Bank Eurodollar Time Deposit 3.760%	10/28/2005	871,860	871,860
Merrimac Cash Fund, Premium Class		139,498	139,498

7

Morgan Stanley Dean Witter & Co. 4.018%	01/13/2006	$1,743,721	$1,743,721
Royal Bank of Canada Eurodollar Time Deposit 3.780%	10/06/2005	1,743,721	1,743,721
Royal Bank of Canada Eurodollar Time Deposit 3.865%	12/19/2005	871,860	871,860
Royal Bank of Scotland Eurodollar Time Deposit 3.750%	10/31/2005	871,860	871,860
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 3.770%	10/26/2005	871,860	871,860
Societe Generale Eurodollar Time Deposit 3.780%	10/03/2005	871,860	871,860
Societe Generale Eurodollar Time Deposit 3.800%	10/04/2005	1,307,791	1,307,791
Svenska Handlesbanken Eurodollar Time Deposit 3.875%	10/03/2005	1,215,148	1,215,148
The Bank of the West Eurodollar Time Deposit 3.760%	10/28/2005	1,394,977	1,394,977
Toronto Dominion Bank Eurodollar Time Deposit 3.680%	10/04/2005	1,743,721	1,743,721
UBS AG Eurodollar Time Deposit 3.750%	10/31/2005	1,046,233	1,046,233
Wachovia Bank NA Eurodollar Time Deposit 3.760%	10/25/2005	871,860	871,860
Wells Fargo Eurodollar Time Deposit 3.750%	10/07/2005	871,860	871,860
Wells Fargo Eurodollar Time Deposit 3.770%	10/19/2005	871,860	871,860
Wells Fargo Eurodollar Time Deposit 3.770%	10/20/2005	871,860	871,860
			39,362,158
Repurchase Agreement — 3.0%
Investors Bank & Trust Company Repurchase Agreement, dated 09/30/05, 2.75%, due 10/03/2005(f)		25,935,530	25,935,530
U.S. Treasury Bills — 0.0%
U.S. Treasury Bill 3.570%(d)	02/23/2006	75,000	73,921
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			65,371,609
TOTAL INVESTMENTS — 104.8% (Cost $865,236,597)(g)			$910,388,663
Other Assets/(Liabilities) — (4.8%)			(41,542,917)
NET ASSETS — 100.0%			$868,845,746

8

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan (Note 2).
(c)	This security is valued in good faith under procedures established by the board of trustees.
(d)	This security is held as collateral for open futures contracts (Note 2).
(e)	Represents investments of security lending collateral. (Note 2).
(f)

Maturity value of $25,941,473. Collateralized by U.S. Government Agency obligation with a rate of 4.168%, maturity date of 06/15/34, and an aggregate market value, including accrued interest, of $27,232,306.

(g)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

9

MassMutual Select Aggressive Growth Fund — Portfolio of Investments

September 30, 2005 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 98.3%
COMMON STOCK
Banking, Savings & Loans — 5.3%
Capital One Financial Corp.	353,150	$28,082,488
Commercial Services — 17.5%
Apollo Group, Inc. Cl. A(a)	438,250	29,095,417
eBay, Inc.(a)	997,350	41,090,820
Iron Mountain, Inc.(a) (b)	165,200	6,062,840
Moody’s Corp.(b)	319,400	16,314,952
		92,564,029
Communications — 4.4%
Qualcomm, Inc.	514,350	23,017,162
Computers & Information — 4.6%
Dell, Inc.(a)	708,900	24,244,380
Financial Services — 3.5%
The Chicago Mercantile Exchange(b)	55,700	18,787,610
Food Retailers — 5.9%
Starbucks Corp.(a)	621,850	31,154,685
Information Retrieval Services — 7.1%
Google, Inc. Cl. A(a)	118,350	37,453,041
Medical Supplies — 14.2%
Allergan, Inc.(b)	202,950	18,594,279
Intuitive Surgical, Inc.(a)	72,100	5,284,209
Medtronic, Inc.	356,150	19,096,763
Patterson Cos., Inc.(a)	199,450	7,983,983
Stryker Corp.	287,550	14,213,596
Zimmer Holdings, Inc.(a)	140,250	9,661,823
		74,834,653
Pharmaceuticals — 22.1%
American Pharmacuetical Partners, Inc.(a) (b)	124,400	5,680,104
Amgen, Inc.(a)	243,300	19,383,711
Genentech, Inc.(a)	543,250	45,747,083
Genzyme Corp.(a)	325,300	23,304,492
Teva Pharmaceutical Sponsored ADR (Israel)(b)	680,050	22,727,271
		116,842,661
Prepackaged Software — 2.1%
Red Hat, Inc.(a) (b)	534,250	11,320,758
Retail — 11.6%
Bed Bath & Beyond, Inc.(a)	308,400	12,391,512
Kohl’s Corp.(a)	251,200	12,605,216

1

Lowe’s Companies, Inc.(b)	357,700	$23,035,880
Walgreen Co.	300,950	13,076,278
		61,108,886
TOTAL EQUITIES (Cost $431,576,159)		519,410,353

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 18.0%
Cash Equivalents — 16.0%(c)
Abbey National PLC Eurodollar Time Deposit 3.770%	10/26/2005	$1,874,650	$1,874,650
American Beacon Money Market Fund		1,016,997	1,016,997
Bank of America 3.770%	10/18/2005	1,312,255	1,312,255
Bank of America 3.770%	11/28/2005	2,437,045	2,437,045
Bank of Montreal Eurodollar Time Deposit 3.790%	11/01/2005	2,811,975	2,811,975
Bank of Nova Scotia Eurodollar Time Deposit 3.750%	11/01/2005	2,811,975	2,811,975
Barclays 3.695%	01/17/2006	749,860	749,860
Barclays Eurodollar Time Deposit 3.615%	10/03/2005	3,288,136	3,288,136
Barclays Eurodollar Time Deposit 3.700%	10/14/2005	562,395	562,395
BGI Institutional Money Market Fund		6,561,274	6,561,274
BNP Paribas Eurodollar Time Deposit 3.750%	10/28/2005	1,874,650	1,874,650
Citigroup Eurodollar Time Deposit 3.630%	10/31/2005	3,749,300	3,749,300
Citigroup Eurodollar Time Deposit 3.870%	12/21/2005	1,874,650	1,874,650
Deutsche Bank Eurodollar Time Deposit 3.750%	10/17/2005	1,874,650	1,874,650
Federal Home Loan Bank Discount Note 3.659%	10/14/2005	1,687,185	1,687,185
Fortis Bank Eurodollar Time Deposit 3.720%	10/18/2005	1,124,790	1,124,790
Fortis Bank Eurodollar Time Deposit 3.770%	10/05/2005	2,249,580	2,249,580
Fortis Bank Eurodollar Time Deposit 3.810%	10/07/2005	1,124,790	1,124,790
Freddie Mac Discount Note 3.671%	10/18/2005	1,468,018	1,468,018
Goldman Sachs Financial Square Prime Obligations Money Market Fund		1,792,857	1,792,857

2

Harris Trust & Savings Bank 3.795%	11/04/2005	$1,420,265	$1,420,265
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 3.750%	11/01/2005	1,874,650	1,874,650
Lloyds TSB Bank Eurodollar Time Deposit 3.760%	10/28/2005	1,874,650	1,874,650
Merrimac Cash Fund, Premium Class		299,944	299,944
Morgan Stanley Dean Witter & Co. 4.018%	01/13/2006	3,749,300	3,749,300
Royal Bank of Canada Eurodollar Time Deposit 3.780%	10/06/2005	3,749,300	3,749,300
Royal Bank of Canada Eurodollar Time Deposit 3.865%	12/19/2005	1,874,650	1,874,650
Royal Bank of Scotland Eurodollar Time Deposit 3.750%	10/31/2005	1,874,650	1,874,650
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 3.770%	10/26/2005	1,874,650	1,874,650
Societe Generale Eurodollar Time Deposit 3.780%	10/03/2005	1,874,650	1,874,650
Societe Generale Eurodollar Time Deposit 3.800%	10/04/2005	2,811,975	2,811,975
Svenska Handlesbanken Eurodollar Time Deposit 3.875%	10/03/2005	2,612,777	2,612,777
The Bank of the West Eurodollar Time Deposit 3.760%	10/28/2005	2,999,440	2,999,440
Toronto Dominion Bank Eurodollar Time Deposit 3.680%	10/04/2005	3,749,300	3,749,300
UBS AG Eurodollar Time Deposit 3.750%	10/31/2005	2,249,580	2,249,580
Wachovia Bank NA Eurodollar Time Deposit 3.760%	10/25/2005	1,874,650	1,874,650
Wells Fargo Eurodollar Time Deposit 3.750%	10/07/2005	1,874,642	1,874,642
Wells Fargo Eurodollar Time Deposit 3.770%	10/19/2005	1,874,650	1,874,650
Wells Fargo Eurodollar Time Deposit 3.770%	10/20/2005	1,874,650	1,874,650
			84,635,405

3

Repurchase Agreement — 2.0%
Investors Bank & Trust Company Repurchase Agreement, dated 09/30/2005, 2.75%, due 10/03/2005(d)	$10,537,174	$10,537,174
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		95,172,579
TOTAL INVESTMENTS — 116.3% (Cost $526,748,738)(e)		$614,582,932
Other Assets/(Liabilities) — (16.3%)		(86,066,685)
NET ASSETS — 100.0%		$528,516,247

Notes to Portfolio of Investments

ADR - American Depository Receipt.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan (Note 2).
(c)	Represents investments of security lending collateral. (Note 2).
(d)

Maturity value of $10,539,589. Collaterized by U.S. Government Agency obligations with a rate of 6.625%, maturity date of 03/25/2023, and an aggregate market value, including accrued interest, of $11,064,033.

(e)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

4

MassMutual Select OTC 100 Fund — Portfolio of Investments

September 30, 2005 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 99.7%
COMMON STOCK
Advertising — 0.3%
Lamar Advertising Co.(a) (b)	4,150	$188,244
Apparel, Textiles & Shoes — 0.3%
Ross Stores, Inc.	6,917	163,933
Automotive & Parts — 1.0%
Paccar, Inc.	9,233	626,828
Broadcasting, Publishing & Printing — 3.3%
Comcast Corp. Cl. A(a)	45,823	1,346,280
IAC/InterActiveCorp.(a) (b)	16,919	428,897
Liberty Global, Inc. Cl. A(a)	11,600	314,128
		2,089,305
Commercial Services — 6.4%
Apollo Group, Inc. Cl. A(a)	8,773	582,439
Career Education Corp.(a) (b)	5,031	178,902
Cintas Corp.	9,705	398,390
eBay, Inc.(a)	48,515	1,998,818
Fastenal Co.(b)	3,469	211,921
Paychex, Inc.	17,274	640,520
		4,010,990
Communications — 11.0%
EchoStar Communications Corp. Cl. A	10,569	312,525
Network Appliance, Inc.(a) (b)	18,485	438,834
NTL, Inc.(a)	4,461	297,995
Qualcomm, Inc.	94,768	4,240,868
Research In Motion Limited(a)	9,171	627,296
Sirius Satellite Radio, Inc.(a) (b)	69,089	452,533
Tellabs, Inc.(a)	12,254	128,912
XM Satellite Radio Holdings, Inc. Cl. A(a) (b)	10,994	394,795
		6,893,758
Communications Equipment — 0.3%
Ericsson (LM) Cl. B Sponsored ADR (Sweden)(b)	5,314	195,768
Computer Integrated Systems Design — 1.5%
Autodesk, Inc.	11,434	530,995
Sun Microsystems, Inc.(a)	71,271	279,382
Synopsys, Inc.(a)	6,393	120,828
		931,205

1

Computer Programming Services — 1.2%
Cognizant Technology Solutions Corp.(a)	6,397	$298,036
Mercury Interactive Corp.(a)	4,430	175,428
VeriSign, Inc.(a)	12,008	256,611
		730,075
Computers & Information — 11.7%
Apple Computer, Inc.(a)	55,611	2,981,306
CDW Corp.	4,025	237,153
Cisco Systems, Inc.(a)	109,699	1,966,903
Comverse Technology, Inc.(a)	9,990	262,437
Dell, Inc.(a)	42,376	1,449,259
Sandisk Corp.(a)	8,012	386,579
		7,283,637
Containers — 0.2%
Smurfit-Stone Container Corp.(a)	11,960	123,906
Data Processing & Preparation — 0.8%
Fiserv, Inc.(a)	11,306	518,606
Electrical Equipment & Electronics — 14.9%
Altera Corp.(a) (b)	25,176	481,113
American Power Conversion Corp.	9,385	243,071
ATI Technologies, Inc.(a)	11,944	166,499
Broadcom Corp. Cl. A(a)	12,373	580,417
Flextronics International Ltd.(a)	29,831	383,328
Garmin Limited(b)	4,805	325,923
Intel Corp.	102,512	2,526,921
Intersil Corp. Cl. A(b)	7,439	162,021
JDS Uniphase Corp.(a)	90,680	201,310
Kla-Tencor Corp.(b)	11,504	560,935
Linear Technology Corp.(b)	19,701	740,561
Marvell Technology Group Ltd.(a)	12,851	592,560
Maxim Integrated Products, Inc.	22,081	941,755
Microchip Technology, Inc.(b)	8,356	251,683
Molex, Inc.	4,754	126,837
Novellus Systems, Inc.	6,788	170,243
Qlogic Corp.(a)	4,443	151,951
Sanmina-SCI Corp.(a)	26,958	115,650
Xilinx, Inc.	22,276	620,387
		9,343,165
Food Retailers — 2.1%
Starbucks Corp.(a)	25,668	1,285,967
Healthcare — 0.9%
Express Scripts, Inc.(a) (b)	6,372	396,338
Lincare Holdings, Inc.(a)	4,550	186,777
		583,115

2

Information Retrieval Services — 2.4%
Juniper Networks, Inc.(a)	17,707	$421,250
Yahoo!, Inc.(a)	32,542	1,101,221
		1,522,471
Internet Content — 0.3%
BEA Systems, Inc.(a) (b)	17,506	157,204
Lodging — 0.4%
Wynn Resorts Limited(a) (b)	5,212	235,322
Manufacturing — 1.4%
Applied Materials, Inc.	40,315	683,742
Lam Research Corp.(a) (b)	6,770	206,282
		890,024
Medical Supplies — 1.6%
Biomet, Inc.	16,146	560,428
Dentsply International, Inc.	3,657	197,551
Patterson Cos., Inc.(a)	6,352	254,271
		1,012,250
Miscellaneous — 0.0%
Nasdaq-100 Index Tracking Stock	221	8,721
Pharmaceuticals — 12.9%
Amgen, Inc.(a)	27,630	2,201,282
Biogen Idec, Inc.(a)	17,671	697,651
Celgene Corp.(a) (b)	7,998	434,451
Chiron Corp.(a)	12,625	550,703
Genzyme Corp.(a)	15,461	1,107,626
Gilead Sciences, Inc.(a)	21,573	1,051,899
Invitrogen Corp.(a)	2,393	180,025
Medimmune, Inc.(a)	12,665	426,177
Millennium Pharmaceuticals, Inc.(a)	16,259	151,696
Sepracor, Inc.(a) (b)	4,916	289,995
Sigma-Aldrich Corp.	3,115	199,547
Teva Pharmaceutical Sponsored ADR (Israel)(b)	23,048	770,264
		8,061,316
Prepackaged Software — 16.5%
Adobe Systems, Inc.(b)	23,180	691,923
Check Point Software Technologies Limited(a)	11,583	281,699
Citrix Systems, Inc.(a)	9,726	244,512
Electronic Arts, Inc.(a)	14,701	836,340
Intuit, Inc.(a)	10,970	491,566
Microsoft Corp.	177,144	4,557,915
Oracle Corp.(a)	103,498	1,282,340
Pixar, Inc.(a) (b)	5,732	255,131
Siebel Systems, Inc.	29,397	303,671
Symantec Corp.(a)	60,179	1,363,656
		10,308,753

3

Retail — 5.9%
Amazon.Com, Inc.(a) (b)	13,141	$595,287
Bed Bath & Beyond, Inc.(a)	19,109	767,800
Costco Wholesale Corp.	12,127	522,552
Dollar Tree Stores, Inc.(a)	5,012	108,510
Petsmart, Inc.	6,832	148,801
Sears Holdings Corp.(a)	8,286	1,030,944
Staples, Inc.	23,717	505,646
		3,679,540
Retail - Grocery — 0.7%
Whole Foods Market, Inc.	3,170	426,207
Telephone Utilities — 0.8%
Level 3 Communications, Inc.(a) (b)	33,143	76,892
MCI, Inc.(b)	17,078	433,269
		510,161
Transportation — 0.9%
Expeditors International of Washington, Inc.(b)	5,029	285,547
Robinson (C.H.) Worldwide, Inc.(b)	4,065	260,648
		546,195
TOTAL EQUITIES (Cost $55,336,030)		62,326,666

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 13.4%
Cash Equivalents — 12.3%(d)
Abbey National PLC Eurodollar Time Deposit 3.770%	10/26/2005	$170,738	$170,738
American Beacon Money Market Fund		92,623	92,623
Bank of America 3.770%	10/18/2005	119,513	119,513
Bank of America 3.770%	11/28/2005	221,953	221,953
Bank of Montreal Eurodollar Time Deposit 3.790%	11/01/2005	256,100	256,100
Bank of Nova Scotia Eurodollar Time Deposit 3.750%	11/01/2005	256,100	256,100
Barclays 3.695%	01/17/2006	68,293	68,293
Barclays Eurodollar Time Deposit 3.615%	10/03/2005	299,466	299,466
Barclays Eurodollar Time Deposit 3.700%	10/14/2005	51,220	51,220
BGI Institutional Money Market Fund		597,567	597,567
BNP Paribas Eurodollar Time Deposit 3.750%	10/28/2005	170,733	170,733
Citigroup Eurodollar Time Deposit 3.630%	10/31/2005	341,467	341,467

4

Citigroup Eurodollar Time Deposit 3.870%	12/21/2005	$170,733	$170,733
Deutsche Bank Eurodollar Time Deposit 3.750%	10/17/2005	170,733	170,733
Federal Home Loan Bank Discount Note 3.659%	10/14/2005	153,660	153,660
Fortis Bank Eurodollar Time Deposit 3.720%	10/18/2005	102,440	102,440
Fortis Bank Eurodollar Time Deposit 3.770%	10/05/2005	204,880	204,880
Fortis Bank Eurodollar Time Deposit 3.810%	10/07/2005	102,440	102,440
Freddie Mac Discount Note 3.671%	10/18/2005	133,699	133,699
Goldman Sachs Financial Square Prime Obligations Money Market Fund		163,284	163,284
Harris Trust & Savings Bank 3.795%	11/04/2005	129,350	129,350
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 3.750%	11/01/2005	170,733	170,733
Lloyds TSB Bank Eurodollar Time Deposit 3.760%	10/28/2005	170,733	170,733
Merrimac Cash Fund, Premium Class		27,317	27,317
Morgan Stanley Dean Witter & Co. 4.018%	01/13/2006	341,467	341,467
Royal Bank of Canada Eurodollar Time Deposit 3.780%	10/06/2005	341,467	341,467
Royal Bank of Canada Eurodollar Time Deposit 3.865%	12/19/2005	170,733	170,733
Royal Bank of Scotland Eurodollar Time Deposit 3.750%	10/31/2005	170,733	170,733
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 3.770%	10/26/2005	170,733	170,733
Societe Generale Eurodollar Time Deposit 3.780%	10/03/2005	170,733	170,733
Societe Generale Eurodollar Time Deposit 3.800%	10/04/2005	256,100	256,100
Svenska Handlesbanken Eurodollar Time Deposit 3.875%	10/03/2005	237,958	237,958
The Bank of the West Eurodollar Time Deposit 3.760%	10/28/2005	273,173	273,173
Toronto Dominion Bank Eurodollar Time Deposit 3.680%	10/04/2005	341,467	341,467
UBS AG Eurodollar Time Deposit 3.750%	10/31/2005	204,880	204,880
Wachovia Bank NA Eurodollar Time Deposit 3.760%	10/25/2005	170,733	170,733

5

Wells Fargo Eurodollar Time Deposit 3.750%	10/07/2005	$170,733	$170,733
Wells Fargo Eurodollar Time Deposit 3.770%	10/19/2005	170,733	170,733
Wells Fargo Eurodollar Time Deposit 3.770%	10/20/2005	170,733	170,733
			7,708,151
Repurchase Agreement — 0.7%
Investors Bank & Trust Company Repurchase Agreement, dated 09/30/2005, 2.75%, due 10/03/2005(e)		458,181	458,181
U.S. Treasury Bills — 0.4%
US Treasury Bill(c) 3.210%	12/01/2005	215,000	213,830
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			8,380,162
TOTAL INVESTMENTS — 113.1% (Cost $63,716,192)(f)			$70,706,828
Other Assets/(Liabilities) — (13.1%)			(8,209,481)
NET ASSETS — 100.0%			$62,497,347

Notes to Portfolio of Investments

ADR - American Depository Receipt.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan (Note 2).
(c)	This security is held as collateral for open futures contracts (Note 2).
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $458,286. Collateralized by a U.S. Government Agency obligation with a rate of 4.826%, maturity date of 07/01/35 and an aggregate market value, including accrued interest, of $481,090.

(f)	See Note 3 for agrregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

6

MassMutual Select Focused Value Fund — Portfolio of Investments

September 30, 2005 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 95.6%
COMMON STOCK
Advertising — 0.9%
Catalina Marketing Corp.(a)	207,000	$4,707,180
Harte-Hanks, Inc.	111,300	2,941,659
		7,648,839
Apparel, Textiles & Shoes — 4.1%
The Gap, Inc.	1,600,000	27,888,000
Jones Apparel Group, Inc.	185,350	5,282,475
Tommy Hilfiger Corp.(b)	206,000	3,574,100
		36,744,575
Automotive & Parts — 0.9%
Federal Signal Corp.	291,400	4,980,026
Superior Industries International, Inc.(a)	129,800	2,793,296
		7,773,322
Banking, Savings & Loans — 11.1%
JP Morgan Chase & Co.	975,000	33,081,750
The South Financial Group, Inc.(a)	119,576	3,209,420
Sovereign Bancorp, Inc.	1,600,000	35,264,000
Washington Mutual, Inc.(a)	700,000	27,454,000
		99,009,170
Beverages — 4.7%
The Pepsi Bottling Group, Inc.(a)	1,400,000	39,970,000
PepsiAmericas, Inc.	83,200	1,891,136
		41,861,136
Broadcasting, Publishing & Printing — 12.9%
Cablevision Systems Corp. Cl. A(b)	1,286,500	39,456,955
Liberty Global, Inc. Cl. A(b)	192,000	5,199,360
Liberty Global, Inc. Cl. C(a) (b)	192,000	4,944,000
Liberty Media International, Inc. Cl. A(b)	3,200,000	25,760,000
Time Warner, Inc.	2,200,000	39,842,000
		115,202,315
Chemicals — 1.0%
Albemarle Corp.	115,400	4,350,580
The Valspar Corp.	219,600	4,910,256
		9,260,836
Commercial Services — 4.3%
ARAMARK Corp. Cl. B(a)	151,000	4,033,210
Cendant Corp.	1,000,000	20,640,000
Equifax, Inc.	56,600	1,977,604
G&K Services, Inc. Cl. A	73,000	2,875,470

1

MoneyGram International, Inc.	313,600	$6,808,256
Viad Corp.	59,500	1,627,325
		37,961,865
Communications — 0.2%
ADC Telecommunications, Inc.(b)	91,000	2,080,260
Computer Integrated Systems Design — 0.9%
Parametric Technology Corp.(b)	1,095,000	7,632,150
Computers & Office Equipment — 4.6%
Hewlett-Packard Co.	1,400,000	40,880,000
Data Processing & Preparation — 0.4%
IMS Health, Inc.	151,000	3,800,670
Electrical Equipment & Electronics — 5.4%
AVX Corp.(a)	193,000	2,458,820
Entegris, Inc.(b)	874,000	9,876,200
Flextronics International Ltd.(b)	166,700	2,142,095
Hubbell, Inc. Cl. B(a)	152,000	7,133,360
National Semiconductor Corp.	1,000,000	26,300,000
		47,910,475
Financial Services — 3.6%
CapitalSource, Inc.(a) (b)	216,500	4,719,700
Morgan Stanley	500,000	26,970,000
		31,689,700
Foods — 0.7%
Hain Celestial Group, Inc.(b)	323,800	6,281,720
Healthcare — 0.6%
Universal Health Services, Inc. Cl. B(a)	103,800	4,943,994
Home Construction, Furnishings & Appliances — 0.5%
Steelcase, Inc.	299,500	4,330,770
Industrial - Diversified — 4.7%
Carlisle Companies, Inc.(a)	92,000	5,848,440
Nordson Corp.	74,400	2,829,432
Tyco International Ltd.	1,200,000	33,420,000
		42,097,872
Insurance — 1.8%
Ambac Financial Group, Inc.	32,450	2,338,347
MBIA, Inc.(a)	89,450	5,422,459
Principal Financial Group, Inc.	68,500	3,244,845
UnumProvident Corp.(a)	243,000	4,981,500
		15,987,151
Machinery & Components — 1.6%
Dover Corp.	143,800	5,865,602
Pall Corp.	262,500	7,218,750
Tennant Co.	34,900	1,430,202
		14,514,554

2

Medical Supplies — 6.9%
Baxter International, Inc.	1,100,000	$43,857,000
Haemonetics Corp.(b)	129,500	6,155,135
Itron, Inc.(a) (b)	52,319	2,388,885
Mettler-Toledo International, Inc.(b)	187,200	9,543,456
		61,944,476
Pharmaceuticals — 0.6%
Medco Health Solutions, Inc.(b)	96,000	5,263,680
Restaurants — 9.7%
CBRL Group, Inc.	178,350	6,003,261
McDonald’s Corp.(a)	1,250,000	41,862,500
Yum! Brands, Inc.	800,000	38,728,000
		86,593,761
Retail — 8.8%
Big Lots, Inc.(a) (b)	720,700	7,920,493
Costco Wholesale Corp.	700,000	30,163,000
Dollar General Corp.	88,000	1,613,920
Tiffany & Co.(a)	800,000	31,816,000
Zale Corp.(b)	268,600	7,300,548
		78,813,961
Toys, Games — 0.3%
Hasbro, Inc.	144,000	2,829,600
Transportation — 4.4%
Carnival Corp.(a)	500,000	24,990,000
Discovery Holding Co-A(b)	1,000,000	14,440,000
		39,430,000
TOTAL EQUITIES (Cost $716,037,759)		852,486,852

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 15.4%
Cash Equivalents — 10.9%(c)
Abbey National PLC Eurodollar Time Deposit 3.770%	10/26/2005	$2,155,984	$2,155,984
American Beacon Money Market Fund		1,169,620	1,169,620
Bank of America 3.770%	10/18/2005	1,509,186	1,509,186
Bank of America 3.770%	11/28/2005	2,802,774	2,802,774
Bank of Montreal Eurodollar Time Deposit 3.790%	11/01/2005	3,233,971	3,233,971
Bank of Nova Scotia Eurodollar Time Deposit 3.750%	11/01/2005	3,233,971	3,233,971
Barclays 3.695%	01/17/2006	862,393	862,393

3

Barclays Eurodollar Time Deposit 3.615%	10/03/2005	$3,781,590	$3,781,590
Barclays Eurodollar Time Deposit 3.700%	10/14/2005	646,794	646,794
BGI Institutional Money Market Fund		7,545,932	7,545,932
BNP Paribas Eurodollar Time Deposit 3.750%	10/28/2005	2,155,980	2,155,980
Citigroup Eurodollar Time Deposit 3.630%	10/31/2005	4,311,961	4,311,961
Citigroup Eurodollar Time Deposit 3.870%	12/21/2005	2,155,980	2,155,980
Deutsche Bank Eurodollar Time Deposit 3.750%	10/17/2005	2,155,980	2,155,980
Federal Home Loan Bank Discount Note 3.659%	10/14/2005	1,940,383	1,940,383
Fortis Bank Eurodollar Time Deposit 3.720%	10/18/2005	1,293,588	1,293,588
Fortis Bank Eurodollar Time Deposit 3.770%	10/05/2005	2,587,177	2,587,177
Fortis Bank Eurodollar Time Deposit 3.810%	10/07/2005	1,293,588	1,293,588
Freddie Mac Discount Note 3.671%	10/18/2005	1,688,326	1,688,326
Goldman Sachs Financial Square Prime Obligations Money Market Fund		2,061,913	2,061,913
Harris Trust & Savings Bank 3.795%	11/04/2005	1,633,406	1,633,406
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 3.750%	11/01/2005	2,155,980	2,155,980
Lloyds TSB Bank Eurodollar Time Deposit 3.760%	10/28/2005	2,155,980	2,155,980
Merrimac Cash Fund, Premium Class		344,957	344,957
Morgan Stanley Dean Witter & Co. 4.018%	01/13/2006	4,311,961	4,311,961
Royal Bank of Canada Eurodollar Time Deposit 3.780%	10/06/2005	4,311,961	4,311,961
Royal Bank of Canada Eurodollar Time Deposit 3.865%	12/19/2005	2,155,980	2,155,980
Royal Bank of Scotland Eurodollar Time Deposit 3.750%	10/31/2005	2,155,980	2,155,980
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 3.770%	10/26/2005	2,155,980	2,155,980
Societe Generale Eurodollar Time Deposit 3.780%	10/03/2005	2,155,980	2,155,980
Societe Generale Eurodollar Time Deposit 3.800%	10/04/2005	3,233,971	3,233,971
Svenska Handlesbanken Eurodollar Time Deposit 3.875%	10/03/2005	3,004,880	3,004,880

4

The Bank of the West Eurodollar Time Deposit 3.760%	10/28/2005	$3,449,569	$3,449,569
Toronto Dominion Bank Eurodollar Time Deposit 3.680%	10/04/2005	4,311,961	4,311,961
UBS AG Eurodollar Time Deposit 3.750%	10/31/2005	2,587,177	2,587,177
Wachovia Bank NA Eurodollar Time Deposit 3.760%	10/25/2005	2,155,980	2,155,980
Wells Fargo Eurodollar Time Deposit 3.750%	10/07/2005	2,155,980	2,155,980
Wells Fargo Eurodollar Time Deposit 3.770%	10/19/2005	2,155,980	2,155,980
Wells Fargo Eurodollar Time Deposit 3.770%	10/20/2005	2,155,980	2,155,980
			97,336,734
Repurchase Agreement — 4.5%
Investors Bank & Trust Company Repurchase Agreement, dated 09/30/2005, 2.75%, due 10/03/2005(d)		39,524,109	39,524,109
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			136,860,843
TOTAL INVESTMENTS — 111.0% (Cost $852,898,602)(e)			$989,347,695
Other Assets/(Liabilities) — (11.0%)			(97,830,072)
NET ASSETS — 100.0%			$891,517,623

Notes to Portfolio of Investments

(a)	Denotes all or a portion of security on loan (Note 2).
(b)	Non-income producing security.
(c)	Represents investments of security lending collateral. (Note 2).
(d)

Maturity value of $39,533,167. Collateralized by U.S. Government Agency obligations with a rate of 4.43%, maturity date of 08/25/33, and an aggregate market value, including accrued interest, of $41,500,315.

(e)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

5

MassMutual Select Small Company Value Fund — Portfolio of Investments

September 30, 2005 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 97.7%
COMMON STOCK
Aerospace & Defense — 0.2%
AAR Corp.(a)	54,500	$936,310
Air Transportation — 0.3%
Mesa Air Group, Inc.(a) (b)	233,275	1,924,519
Apparel, Textiles & Shoes — 0.8%
Brown Shoe Co., Inc.	23,700	782,100
Culp, Inc.(a)	53,900	252,252
HOT Topic, Inc.(a)	122,750	1,885,440
Phillips-Van Heusen Corp.	17,200	533,544
Timberland Co. Cl. A(a)	22,300	753,294
		4,206,630
Automotive & Parts — 2.1%
Accuride Corp.(a)	36,300	501,303
Commercial Vehicle Group, Inc.(a)	40,200	841,788
JLG Industries, Inc.(b)	136,700	5,001,853
Myers Industries, Inc.	77,960	907,454
TBC Corp.(a)	108,900	3,755,961
Winnebago Industries, Inc.	17,900	518,563
		11,526,922
Banking, Savings & Loans — 5.6%
Advanta Corp. Cl. B	54,550	1,539,946
Astoria Financial Corp.	15,050	397,621
Bankunited Financial Corp. Cl. A	6,500	148,655
The Colonial BancGroup, Inc.	177,175	3,968,720
Commercial Capital Bancorp, Inc.(b)	63,000	1,071,000
Financial Federal Corp.	18,700	744,260
First Republic Bank	120,750	4,254,022
Greater Bay Bancorp	29,800	734,272
NetBank, Inc.	106,100	881,691
Northwest Bancorp, Inc.	61,700	1,311,125
Oriental Financial Group, Inc.	7,548	92,388
PFF Bancorp, Inc.	102,275	3,094,841
Sterling Bancshares, Inc.	137,000	2,015,270
Sterling Financial Corp.	32,460	731,973
Student Loan Corp.	1,300	307,944
SVB Financial Group(a) (b)	92,400	4,494,336
Texas Regional Bancshares, Inc.	160,400	4,617,916
West Coast Bancorp	32,000	800,000
		31,205,980

1

Broadcasting, Publishing & Printing — 2.3%
CSS Industries, Inc.	58,100	$1,889,412
Cumulus Media, Inc. Cl. A(a)	162,800	2,033,372
Entravision Communications Corp. Cl. A(a)	256,475	2,018,458
Journal Register Co.	93,600	1,514,448
Saga Communications, Inc. Cl. A(a)	117,300	1,560,090
Scholastic Corp.(a)	88,583	3,274,028
Sinclair Broadcast Group, Inc. Cl. A	26,552	235,516
		12,525,324
Building Materials & Construction — 1.7%
Andersons Inc. (The)	23,900	699,792
Eagle Materials, Inc.(b)	7,600	922,412
ElkCorp	29,400	1,051,638
Emcor Group, Inc.(a)	29,200	1,731,560
Florida Rock Industries, Inc.	75,500	4,838,795
		9,244,197
Chemicals — 1.8%
Airgas, Inc.	90,800	2,690,404
Arch Chemicals, Inc.	66,800	1,553,100
Church & Dwight, Inc.(b)	44,525	1,644,753
HB Fuller Co.	31,200	969,696
MacDermid, Inc.	57,000	1,496,820
The Scotts Miracle-Gro Co.	4,000	351,720
Symyx Technologies, Inc.(a)	49,900	1,303,388
The Valspar Corp.	5,600	125,216
		10,135,097
Commercial Services — 8.4%
Aaron Rents, Inc.	200,600	4,242,690
Aaron Rents, Inc. Cl. A	12,425	244,772
Administaff, Inc.	6,600	262,284
Allied Waste Industries, Inc.(a)	17,900	151,255
Casella Waste Systems, Inc. Cl. A(a)	140,200	1,840,826
CRA International, Inc.(a)	14,200	591,998
Diversa Corp.(a)	145,000	839,550
Dollar Thrifty Automotive Group, Inc.(a)	130,400	4,390,568
Equifax, Inc.	21,200	740,728
Exelixis, Inc.(a)	114,200	875,914
FTI Consulting, Inc.(a) (b)	112,000	2,829,120
G&K Services, Inc. Cl. A	61,600	2,426,424
Global Payments, Inc.	5,200	404,144
Jackson Hewitt Tax Service, Inc.	36,600	875,106
Kelly Services, Inc. Cl. A	17,634	540,658
Landauer, Inc.	29,400	1,440,600
Lexicon Genetics, Inc.(a)	168,900	672,222
Macquarie Infrastructure Co. Trust	50,900	1,435,380
McGrath Rentcorp	118,400	3,354,272
Metal Management Inc.	74,300	1,883,505
Monro Muffler, Inc.	47,000	1,234,690

2

MPS Group, Inc.(a)	220,500	$2,601,900
Pharmaceutical Product Development, Inc.(a)	9,700	557,847
Quanta Services, Inc.(a) (b)	118,700	1,514,612
Startek, Inc.	39,500	521,400
Steiner Leisure Ltd.(a)	48,000	1,630,560
Synagro Technologies, Inc.	76,600	360,020
United Rentals, Inc.(a)	110,725	2,182,390
URS Corp.(a)	23,500	949,165
Washington Group International, Inc.(a)	20,000	1,077,800
Waste Connections, Inc.(a)	79,700	2,795,876
Wireless Facilities, Inc.(a)	200,800	1,164,640
		46,632,916
Communications — 0.8%
American Tower Corp. Cl. A(a)	17,800	444,110
Nice Systems Ltd.(a)	69,975	3,161,470
Premiere Global Services, Inc.(a)	85,200	696,936
		4,302,516
Computer Integrated Systems Design — 0.5%
Websense, Inc.(a) (b)	57,700	2,954,817
Computer Programming Services — 0.2%
Ciber, Inc.(a)	98,400	731,112
Innovative Solutions & Support, Inc.(a) (b)	31,200	484,536
		1,215,648
Computer Related Services — 1.1%
Carreker Corp.(a)	127,925	903,150
Checkpoint Systems, Inc.(a)	89,523	2,123,486
Electro Rent Corp.(a)	130,700	1,644,206
Neoware Systems Inc.(a) (b)	80,400	1,345,896
		6,016,738
Containers — 0.7%
Chesapeake Corp.	30,100	553,539
Crown Holdings, Inc.(a)	46,200	736,428
Owens-Illinois, Inc.(a)	115,900	2,389,858
		3,679,825
Cosmetics & Personal Care — 0.0%
Chattem Inc.(a)	2,900	102,950
Data Processing & Preparation — 0.2%
eFunds Corp.(a)	47,675	897,720
Electric Utilities — 4.7%
Allegheny Energy, Inc.(a) (b)	40,000	1,228,800
Black Hills Corp.	60,800	2,636,896
CenterPoint Energy, Inc.(b)	119,400	1,775,478
Cleco Corp.	68,750	1,621,125
CMS Energy Corp.(a) (b)	322,600	5,306,770
El Paso Electric Co.(a)	162,350	3,384,997
NorthWestern Corp.	33,000	996,270
NRG Energy, Inc.(a) (b)	42,000	1,789,200

3

Otter Tail Corp.	32,300	$999,362
Pike Electric Corp.(a)	29,400	550,662
PNM Resources, Inc.	13,800	395,646
Reliant Energy, Inc.(a) (b)	183,000	2,825,520
Sierra Pacific Resources(a)	79,000	1,173,150
Unisource Energy Corp.	40,000	1,329,600
		26,013,476
Electrical Equipment & Electronics — 6.1%
Analogic Corp.	18,700	942,667
ATMI, Inc.(a) (b)	53,400	1,655,400
Belden CDT, Inc.(b)	88,150	1,712,754
C&D Technologies, Inc.	81,200	764,092
Cymer, Inc.(a) (b)	42,500	1,331,100
EDO Corp.	42,000	1,261,260
Energizer Holdings, Inc.(a)	21,000	1,190,700
Entegris, Inc.(a)	179,032	2,023,062
ESS Technology, Inc.(a)	94,600	335,830
Exar Corp.(a)	22,214	311,440
Fairchild Semiconductor International, Inc. Cl. A(a) (b)	133,000	1,976,380
FLIR Systems, Inc.(a)	21,700	641,886
Franklin Electric Co., Inc.	87,400	3,617,486
Genlyte Group, Inc.(a)	41,600	2,000,128
Integrated Silicon Solution, Inc.(a)	238,975	2,007,390
IXYS Corp.(a)	126,525	1,336,104
Littelfuse, Inc.(a)	64,800	1,822,824
LSI Logic Corp.(a) (b)	215,900	2,126,615
Methode Electronics, Inc.	71,200	820,224
Moog, Inc. Cl. A(a)	58,948	1,740,145
Photronics, Inc.(a)	42,300	820,620
Sanmina-SCI Corp.(a)	24,600	105,534
Teleflex, Inc.	25,000	1,762,500
Zoran Corp.(a)	109,600	1,567,280
		33,873,421
Energy — 10.3%
Atwood Oceanics, Inc.(a)	27,500	2,315,775
Cabot Oil & Gas Corp. Cl. A	75,950	3,836,235
CARBO Ceramics, Inc.	42,400	2,797,976
Chesapeake Energy Corp.	3,600	137,700
Cimarex Energy Co.(a) (b)	32,350	1,466,426
Denbury Resources, Inc.(a)	24,800	1,250,912
Encore Acquisition Co.(a)	65,687	2,551,940
Forest Oil Corp.(a)	83,000	4,324,300
Giant Industries, Inc.(a)	21,450	1,255,683
Grey Wolf, Inc.(a)	231,175	1,948,805
Headwaters, Inc.(a) (b)	101,600	3,799,840
Helmerich & Payne, Inc.	38,300	2,312,937
Houston Exploration Co.(a)	11,400	766,650
Oceaneering International, Inc.(a)	6,200	331,142
Oneok, Inc.	7,400	251,748

4

Penn Virginia Corp.	80,300	$4,634,113
SEACOR Holdings, Inc.(a)	24,100	1,749,178
SEMCO Energy, Inc.(a) (b)	158,825	1,046,657
Southern Union Co.(a)	82,950	2,137,621
Swift Energy Co.(a)	13,200	603,900
Tesoro Corp.	18,400	1,237,216
TETRA Technologies, Inc.(a)	134,400	4,195,968
Todco Cl. A(b)	102,900	4,291,959
Vectren Corp.	49,400	1,400,490
W-H Energy Services, Inc.(a)	55,200	1,789,584
Whiting Petroleum Corp.(a)	108,400	4,752,256
		57,187,011
Entertainment & Leisure — 1.1%
Callaway Golf Co.	125,500	1,893,795
SCP Pool Corp.	91,200	3,185,616
Sunterra Corp.(a)	61,200	803,556
		5,882,967
Financial Services — 11.6%
Accredited Home Lenders Holding Co.(a)	28,100	987,996
AG Edwards, Inc.	19,825	868,533
Allied Capital Corp.(b)	80,600	2,307,578
American Capital Strategies Ltd.	33,300	1,220,778
American Financial Realty Trust	212,000	3,010,400
AmeriCredit Corp.(a)	144,600	3,451,602
BankAtlantic Bancorp, Inc. Cl. A	57,450	976,076
Bedford Property Investors	62,800	1,497,152
Boston Private Financial Holdings, Inc.	31,600	838,664
CBL & Associates Properties, Inc. REIT(b)	30,450	1,248,146
Columbia Equity Trust, Inc. REIT(a)	45,700	667,220
East West Bancorp, Inc.	137,100	4,666,884
Eaton Vance Corp.	12,800	317,696
Entertainment Properties Trust REIT	19,261	859,618
FelCor Lodging Trust, Inc.(a) (b)	375,375	5,686,931
First Potomac Realty Trust REIT	60,100	1,544,570
Glenborough Realty Trust, Inc.	47,600	913,920
Home Properties, Inc.	60,475	2,373,644
HRPT Properties Trust	164,175	2,037,412
Innkeepers USA Trust	70,600	1,090,770
Investment Technology Group, Inc.(a)	25,800	763,680
Jefferies Group, Inc.	39,600	1,724,580
Kilroy Realty Corp.	76,900	4,308,707
LaSalle Hotel Properties	76,500	2,635,425
LTC Properties, Inc.	111,025	2,353,730
Meristar Hospitality Corp. REIT(a)	164,875	1,505,309
Mid-America Apartment Communities, Inc. REIT	19,700	916,247
Mills Corp. REIT(b)	26,450	1,456,866
Raymond James Financial, Inc.	14,269	458,320
Reckson Associates Realty Corp.	64,000	2,211,200
SL Green Realty Corp.	3,900	265,902

5

Strategic Hotel Capital, Inc. REIT	226,550	$4,136,803
Trizec Properties, Inc. REIT	61,850	1,426,261
Trustreet Properties, Inc. REIT(b)	112,800	1,765,320
Washington REIT	58,200	1,810,602
		64,304,542
Food Retailers — 0.2%
Pantry (The), Inc.(a)	32,200	1,203,314
Foods — 1.3%
Chiquita Brands International, Inc.(b)	65,550	1,832,123
Nash Finch Co.(b)	69,000	2,911,110
Performance Food Group Co.(a)	47,700	1,505,412
Wild Oats Markets, Inc.(a) (b)	65,300	839,758
		7,088,403
Forest Products & Paper — 1.1%
Deltic Timber Corp.	50,000	2,302,500
Playtex Products, Inc.(a) (b)	97,425	1,071,675
Potlatch Corp.	16,300	849,556
School Specialty, Inc.(a)	5,600	273,168
Wausau Paper Corp.	136,600	1,708,866
		6,205,765
Healthcare — 1.8%
American Healthways, Inc.(a)	16,130	683,912
Community Health Systems, Inc.(a)	49,500	1,921,095
Covance, Inc.(a)	8,600	412,714
Kindred Healthcare, Inc.(a)	24,700	736,060
LCA-Vision, Inc.	38,250	1,419,840
Lincare Holdings, Inc.(a)	43,000	1,765,150
Sunrise Senior Living, Inc.(a)	13,700	914,338
Triad Hospitals, Inc.(a)	44,625	2,020,174
		9,873,283
Heavy Construction — 0.1%
Hovnanian K. Enterprises, Inc.(a)	12,800	655,360
Heavy Machinery — 0.4%
Aviall, Inc.(a)	23,300	787,074
Bucyrus International, Inc. Cl. A	17,100	840,123
Milacron, Inc.(a)	186,358	331,717
		1,958,914
Home Construction, Furnishings & Appliances — 0.9%
Harman International Industries	4,600	470,442
Meritage Homes Corp.(a)	8,700	666,942
Select Comfort Corp.(a) (b)	48,900	977,022
Standard-Pacific Corp.	11,900	493,969
Stanley Furniture Co., Inc.	81,400	2,131,866
		4,740,241

6

Household Products — 0.3%
RPM, Inc.	81,875	$1,506,500
Snap-On, Inc.	11,400	411,768
		1,918,268
Industrial - Diversified — 0.9%
Ameron International Corp.	33,800	1,568,320
Harsco Corp.	5,100	334,407
Nordson Corp.	69,900	2,658,297
Tredegar Corp.	54,875	713,924
		5,274,948
Information Retrieval Services — 0.2%
Infospace, Inc.(a) (b)	40,600	969,122
Insurance — 7.4%
Allmerica Financial Corp.(a)	65,900	2,711,126
AMERIGROUP Corp.(a)	27,000	516,240
AmerUs Group Co.	35,600	2,042,372
The Commerce Group, Inc.	8,097	469,788
Delphi Financial Group, Inc. Cl. A	19,618	918,122
FPIC Insurance Group, Inc.(a) (b)	40,700	1,464,793
HCC Insurance Holdings, Inc.(b)	60,975	1,739,617
Markel Corp.(a) (b)	8,000	2,644,000
Max Re Capital Ltd.	88,700	2,198,873
The Midland Co.	55,900	2,014,077
Molina Healthcare, Inc.(a)	32,000	799,680
Ohio Casualty Corp.	76,225	2,067,222
Philadelphia Consolidated Holding Corp.(a)	10,270	871,923
ProAssurance Corp.(a)	146,175	6,821,987
Protective Life Corp.	3,500	144,130
Scottish Re Group Ltd.(b)	130,950	3,121,848
Selective Insurance Group	43,225	2,113,703
State Auto Financial Corp.	23,800	753,032
Triad Guaranty, Inc.(a) (b)	100,600	3,945,532
United America Indemnity Ltd. Cl. A(a)	87,543	1,606,414
United Fire & Casualty Co.	17,500	789,425
Zenith National Insurance Corp.	16,800	1,053,192
		40,807,096
Lodging — 0.2%
Isle of Capri Casinos, Inc.(a)	41,500	887,270
Machinery & Components — 2.9%
Brooks Automation, Inc.(a) (b)	98,500	1,313,005
Flowserve Corp.(a) (b)	53,450	1,942,908
Gardner Denver, Inc.(a)	19,400	865,240
Helix Technology Corp.	108,200	1,595,950
IDEX Corp.	72,450	3,082,748
Insituform Technologies, Inc. Cl. A(a)	117,400	2,029,846
Joy Global, Inc.	6,200	312,852
Lone Star Technologies, Inc.(a)	37,200	2,067,948

7

Watsco, Inc.	26,803	$1,423,507
Woodward Governor Co.	20,400	1,735,020
		16,369,024
Manufacturing — 1.0%
AptarGroup, Inc.	57,900	2,883,999
Stewart & Stevenson Services Corp.	43,850	1,045,823
Terex Corp.(a)	32,675	1,615,125
		5,544,947
Medical Supplies — 1.5%
Arrow International, Inc.	50,100	1,412,820
Coherent, Inc.(a)	34,100	998,448
Cooper Cos., Inc.	9,200	704,812
Owens & Minor, Inc.	121,500	3,566,025
Viasys Healthcare, Inc.(a)	76,400	1,909,236
		8,591,341
Metals & Mining — 3.0%
Carpenter Technology	47,700	2,795,697
Circor International, Inc.	51,000	1,399,950
Gibraltar Industries, Inc.	110,300	2,522,561
Matthews International Corp. Cl. A	105,600	3,990,624
Meridian Gold, Inc.(a) (b)	84,900	1,860,159
NS Group, Inc.(a)	21,400	839,950
Quanex Corp.	14,500	960,190
Reliance Steel & Aluminum Co.	25,775	1,364,271
The Shaw Group, Inc.(a)	34,000	838,440
		16,571,842
Pharmaceuticals — 1.5%
Barr Pharmaceuticals(a)	4,000	219,680
Molecular Devices Corp.(a)	23,250	485,693
Myriad Genetics, Inc.(a) (b)	101,500	2,218,790
Nabi Biopharmaceuticals(a)	17,800	233,180
Natures Sunshine Products, Inc.	91,225	2,120,069
Serologicals Corp.(a)	10,000	225,600
United Therapeutics Corp.(a)	41,300	2,882,740
		8,385,752
Prepackaged Software — 2.4%
Activision, Inc.(a)	100,133	2,047,720
Packeteer, Inc.(a)	277,200	3,478,860
Progress Software Corp.(a)	93,300	2,964,141
SPSS, Inc.(a)	84,750	2,034,000
THQ, Inc.(a) (b)	93,900	2,001,948
Vignette Corp.(a)	57,000	906,870
		13,433,539
Real Estate — 1.0%
Alderwoods Group, Inc.(a)	144,900	2,373,462
CB Richard Ellis Group, Inc. Cl. A(a)	22,125	1,088,550
Jones Lang Lasalle, Inc.	14,000	644,840

8

Trammell Crow Co.(a)	39,375	$971,775
WCI Communities, Inc.(a)	23,500	666,695
		5,745,322
Restaurants — 1.0%
Brinker International, Inc.(a)	6,600	247,896
CEC Entertainment, Inc.(a)	27,000	857,520
Centerplate, Inc.	49,600	587,760
RARE Hospitality International, Inc.(a)	111,800	2,873,260
Ruby Tuesday, Inc.(b)	43,800	953,088
Sonic Corp.(a)	11,000	300,850
		5,820,374
Retail — 2.4%
Big Lots, Inc.(a)	60,350	663,247
Casey’s General Stores, Inc.	113,700	2,637,840
CSK Auto Corp.(a)	52,200	776,736
Fred’s, Inc.(b)	64,850	811,274
Hancock Fabrics, Inc.(b)	80,000	538,400
Haverty Furniture Companies, Inc.	135,300	1,654,719
Marvel Entertainment, Inc.(a) (b)	57,000	1,018,590
Rite Aid Corp.(a)	247,100	958,748
Stein Mart, Inc.	223,981	4,546,814
		13,606,368
Telephone Utilities — 0.6%
Brightpoint, Inc.(a)	124,500	2,382,930
West Corp.(a)	20,300	759,017
Yak Communications, Inc.(a) (b)	76,275	334,847
		3,476,794
Tobacco — 0.1%
Alliance One International, Inc.	90,100	318,954
Toys, Games — 0.2%
RC2 Corp.(a)	26,500	894,640
Transportation — 4.8%
CNF, Inc.	28,100	1,475,250
GATX Corp.	22,200	878,010
Genesee & Wyoming, Inc. Cl. A(a) (b)	102,600	3,252,420
Hub Group, Inc. Cl. A(a)	28,200	1,035,222
Kirby Corp.(a)	65,000	3,212,950
Laidlaw International, Inc.	61,000	1,474,370
Landstar System, Inc.	203,100	8,130,093
Pacer International, Inc.	76,000	2,003,360
Skyline Corp.	41,200	1,674,368
UTI Worldwide, Inc.	47,000	3,651,900
		26,787,943
TOTAL EQUITIES (Cost $445,881,037)		541,898,350

9

MUTUAL FUNDS — 0.7%
Financial Services
First Financial Fund(b)	102,700	$1,990,326
Government Reserve Investment Fund	233,408	233,408
iShares Russell 2000 Value Index Fund	23,700	1,562,541
		3,786,275
TOTAL MUTUAL FUNDS (Cost $3,663,999)		3,786,275
TOTAL LONG TERM INVESTMENTS (Cost $449,545,036)		545,684,625

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 16.3%
Cash Equivalents — 13.7%(c)
Abbey National PLC Eurodollar Time Deposit 3.770%	10/26/2005	$1,683,076	$1,683,076
American Beacon Money Market Fund		913,068	913,068
Bank of America 3.770%	10/18/2005	1,178,153	1,178,153
Bank of America 3.770%	11/28/2005	2,187,999	2,187,999
Bank of Montreal Eurodollar Time Deposit 3.790%	11/01/2005	2,524,613	2,524,613
Bank of Nova Scotia Eurodollar Time Deposit 3.750%	11/01/2005	2,524,613	2,524,613
Barclays 3.695%	01/17/2006	673,230	673,230
Barclays Eurodollar Time Deposit 3.615%	10/03/2005	2,952,115	2,952,115
Barclays Eurodollar Time Deposit 3.700%	10/14/2005	504,923	504,923
BGI Institutional Money Market Fund		5,890,765	5,890,765
BNP Paribas Eurodollar Time Deposit 3.750%	10/28/2005	1,683,076	1,683,076
Citigroup Eurodollar Time Deposit 3.630%	10/31/2005	3,366,151	3,366,151
Citigroup Eurodollar Time Deposit 3.870%	12/21/2005	1,683,076	1,683,076
Deutsche Bank Eurodollar Time Deposit 3.750%	10/17/2005	1,683,076	1,683,076
Federal Home Loan Bank Discount Note 3.659%	10/14/2005	1,514,769	1,514,769
Fortis Bank Eurodollar Time Deposit 3.720%	10/18/2005	1,009,846	1,009,846
Fortis Bank Eurodollar Time Deposit 3.770%	10/05/2005	2,019,691	2,019,691

10

Fortis Bank Eurodollar Time Deposit 3.810%	10/07/2005	$1,009,846	$1,009,846
Freddie Mac Discount Note 3.671%	10/18/2005	1,317,998	1,317,998
Goldman Sachs Financial Square Prime Obligations Money Market Fund		1,609,642	1,609,642
Harris Trust & Savings Bank 3.795%	11/04/2005	1,275,125	1,275,125
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 3.750%	11/01/2005	1,683,076	1,683,076
Lloyds TSB Bank Eurodollar Time Deposit 3.760%	10/28/2005	1,683,076	1,683,076
Merrimac Cash Fund, Premium Class		269,292	269,292
Morgan Stanley Dean Witter & Co. 4.018%	01/13/2006	3,366,151	3,366,151
Royal Bank of Canada Eurodollar Time Deposit 3.780%	10/06/2005	3,366,151	3,366,151
Royal Bank of Canada Eurodollar Time Deposit 3.865%	12/19/2005	1,683,076	1,683,076
Royal Bank of Scotland Eurodollar Time Deposit 3.750%	10/31/2005	1,683,076	1,683,076
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 3.770%	10/26/2005	1,683,076	1,683,076
Societe Generale Eurodollar Time Deposit 3.780%	10/03/2005	1,683,076	1,683,076
Societe Generale Eurodollar Time Deposit 3.800%	10/04/2005	2,524,613	2,524,613
Svenska Handlesbanken Eurodollar Time Deposit 3.875%	10/03/2005	2,345,773	2,345,773
The Bank of the West Eurodollar Time Deposit 3.760%	10/28/2005	2,692,921	2,692,921
Toronto Dominion Bank Eurodollar Time Deposit 3.680%	10/04/2005	3,366,151	3,366,151
UBS AG Eurodollar Time Deposit 3.750%	10/31/2005	2,019,691	2,019,691
Wachovia Bank NA Eurodollar Time Deposit 3.760%	10/25/2005	1,683,076	1,683,076
Wells Fargo Eurodollar Time Deposit 3.750%	10/07/2005	1,683,076	1,683,076
Wells Fargo Eurodollar Time Deposit 3.770%	10/19/2005	1,683,076	1,683,076
Wells Fargo Eurodollar Time Deposit 3.770%	10/20/2005	1,683,076	1,683,076
			75,986,354

11

Repurchase Agreement — 2.6%
Investors Bank & Trust Company Repurchase Agreement, dated 09/30/2005, 2.75%, due 10/03/2005(d)	$14,614,830	$14,614,830
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		90,601,184
TOTAL INVESTMENTS — 114.7% (Cost $540,146,220)(e)		$636,285,809
Other Assets/(Liabilities) — (14.7%)		(81,356,557)
NET ASSETS — 100.0%		$554,929,252

Notes to Portfolio of Investments

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan (Note 2).
(c)	Represents investments of security lending collateral. (Note 2).
(d)

Maturity value of $14,618,179. Collaterized by U.S. Government Agency obligation with a rate of 4.38%, maturity date of 01/25/2033, and an aggregate market value, including accrued interest, of $15,345,571.

(e)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

12

MassMutual Select Mid Cap Growth Equity Fund — Portfolio of Investments

September 30, 2005 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 96.2%
COMMON STOCK
Aerospace & Defense — 0.9%
Rockwell Collins, Inc.	30,800	$1,488,256
Apparel, Textiles & Shoes — 2.2%
Coach, Inc.(a)	46,400	1,455,104
Nordstrom, Inc.(b)	61,700	2,117,544
		3,572,648
Beverages — 1.0%
Constellation Brands, Inc. Cl. A(a) (b)	62,000	1,612,000
Broadcasting, Publishing & Printing — 1.1%
John Wiley & Sons Cl. A	40,100	1,673,774
Commercial Services — 2.4%
Pharmaceutical Product Development, Inc.(a)	41,600	2,392,416
Quest Diagnostics, Inc.(b)	29,200	1,475,768
		3,868,184
Communications — 2.6%
American Tower Corp. Cl. A(a)	66,137	1,650,118
Harris Corp.	61,600	2,574,880
		4,224,998
Computer Integrated Systems Design — 3.2%
Autodesk, Inc.	77,000	3,575,880
Reynolds & Reynolds, Inc. Cl. A	55,500	1,521,255
		5,097,135
Computer Programming Services — 3.2%
Cognizant Technology Solutions Corp.(a)	55,500	2,585,745
Macromedia, Inc.(a)	61,600	2,505,272
		5,091,017
Computers & Information — 2.8%
Comverse Technology, Inc.(a)	85,400	2,243,458
Western Digital Corp.(a)	167,700	2,168,361
		4,411,819
Electrical Equipment & Electronics — 8.7%
Ametek, Inc.	70,800	3,042,276
Energizer Holdings, Inc.(a)	24,700	1,400,490
LSI Logic Corp.(a) (b)	236,900	2,333,465
Marvell Technology Group Ltd.(a)	61,600	2,840,376
MEMC Electronic Materials, Inc.(a)	84,300	1,921,197
National Semiconductor Corp.	92,000	2,419,600
		13,957,404

1

Energy — 13.4%
Diamond Offshore Drilling, Inc.(b)	28,500	$1,745,625
EOG Resources, Inc.	40,100	3,003,490
Equitable Resources, Inc.	46,200	1,804,572
Helmerich & Payne, Inc.	30,800	1,860,012
Kerr-McGee Corp.	29,048	2,820,851
Patterson-UTI Energy, Inc.	50,800	1,832,864
Peabody Energy Corp.	23,200	1,956,920
Sunoco, Inc.	38,100	2,979,420
UGI Corp.	85,000	2,392,750
Valero Energy Corp.	9,646	1,090,577
		21,487,081
Financial Services — 4.1%
Ameritrade Holding Corp.(a) (b)	73,600	1,580,928
The Chicago Mercantile Exchange	9,200	3,103,160
Telewest Global, Inc.(a)	84,700	1,943,865
		6,627,953
Foods — 2.5%
7-Eleven, Inc.(a)	76,900	2,738,409
Panera Bread Co. Cl. A(a) (b)	25,200	1,289,736
		4,028,145
Healthcare — 5.7%
Community Health Systems, Inc.(a)	61,900	2,402,339
Covance, Inc.(a)	33,900	1,626,861
Coventry Health Care, Inc.(a)	30,800	2,649,416
DaVita, Inc.(a)	31,000	1,428,170
Lincare Holdings, Inc.(a)	24,700	1,013,935
		9,120,721
Home Construction, Furnishings & Appliances — 2.2%
KB Home(b)	19,300	1,412,760
Toll Brothers, Inc.(a) (b)	48,200	2,153,094
		3,565,854
Industrial - Diversified — 1.6%
ITT Industries, Inc.	23,100	2,624,160
Lodging — 4.6%
Choice Hotels International, Inc.(b)	24,700	1,596,608
MGM Mirage(a)	38,500	1,685,145
Starwood Hotels & Resorts Worldwide, Inc.	30,900	1,766,553
Station Casinos, Inc.	33,900	2,249,604
		7,297,910
Machinery & Components — 1.9%
Joy Global, Inc.	60,700	3,062,922
Medical Supplies — 5.3%
Bard (C.R.), Inc.	23,200	1,531,896
Dade Behring Holdings, Inc.	77,200	2,830,152

2

Edwards Lifesciences Corp.(a) (b)	43,100	$1,914,071
Intuitive Surgical, Inc.(a)	29,300	2,147,397
		8,423,516
Metals & Mining — 6.4%
Allegheny Technologies, Inc.	54,700	1,694,606
Cameco Corp.(b)	34,700	1,856,450
Precision Castparts Corp.(b)	55,100	2,925,810
Tenaris SA ADR(Argentina)	27,000	3,721,680
		10,198,546
Pharmaceuticals — 6.3%
Barr Pharmaceuticals(a)	37,000	2,032,040
Celgene Corp.(a)	56,600	3,074,512
Invitrogen Corp.(a)	21,800	1,640,014
KOS Pharmaceuticals, Inc.(a)	25,500	1,706,715
Medco Health Solutions, Inc.(a)	30,800	1,688,764
		10,142,045
Prepackaged Software — 4.4%
Adobe Systems, Inc.	46,100	1,376,085
Intuit, Inc.(a)	39,200	1,756,552
McAfee, Inc.(a)	53,900	1,693,538
Sybase, Inc.(a)	94,600	2,215,532
		7,041,707
Real Estate — 2.1%
CB Richard Ellis Group, Inc. Cl. A(a)	44,000	2,164,800
The St. Joe Co.	18,500	1,155,325
		3,320,125
Restaurants — 1.4%
Darden Restaurants, Inc.	70,900	2,153,233
Retail — 1.9%
Men’s Wearhouse, Inc.(a)	46,200	1,233,540
Michaels Stores, Inc.	54,000	1,785,240
		3,018,780
Telephone Utilities — 4.3%
Nextel Partners, Inc. Cl. A(a)	62,800	1,576,280
NII Holdings, Inc. Cl. B(a)	39,300	3,318,885
US Cellular Corp.(a)	38,500	2,056,670
		6,951,835
TOTAL EQUITIES (Cost $126,328,830)		154,061,768

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 16.8%
Cash Equivalents — 12.9%(c)
Abbey National PLC Eurodollar Time Deposit 3.770%	10/26/2005	$456,544	$456,544
American Beacon Money Market Fund		247,675	247,675

3

Bank of America 3.770%	10/18/2005	$319,581	$319,581
Bank of America 3.770%	11/28/2005	593,507	593,507
Bank of Montreal Eurodollar Time Deposit 3.790%	11/01/2005	684,816	684,816
Bank of Nova Scotia Eurodollar Time Deposit 3.750%	11/01/2005	684,816	684,816
Barclays 3.695%	01/17/2006	182,618	182,618
Barclays Eurodollar Time Deposit 3.615%	10/03/2005	800,779	800,779
Barclays Eurodollar Time Deposit 3.700%	10/14/2005	136,963	136,963
BGI Institutional Money Market Fund		1,597,905	1,597,905
BNP Paribas Eurodollar Time Deposit 3.750%	10/28/2005	456,544	456,544
Citigroup Eurodollar Time Deposit 3.630%	10/31/2005	913,088	913,088
Citigroup Eurodollar Time Deposit 3.870%	12/21/2005	456,544	456,544
Deutsche Bank Eurodollar Time Deposit 3.750%	10/17/2005	456,544	456,544
Federal Home Loan Bank Discount Note 3.659%	10/14/2005	410,890	410,890
Fortis Bank Eurodollar Time Deposit 3.720%	10/18/2005	273,927	273,927
Fortis Bank Eurodollar Time Deposit 3.770%	10/05/2005	547,853	547,853
Fortis Bank Eurodollar Time Deposit 3.810%	10/07/2005	273,927	273,927
Freddie Mac Discount Note 3.671%	10/18/2005	357,515	357,515
Goldman Sachs Financial Square Prime Obligations Money Market Fund		436,625	436,625
Harris Trust & Savings Bank 3.795%	11/04/2005	345,885	345,885
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 3.750%	11/01/2005	456,544	456,544
Lloyds TSB Bank Eurodollar Time Deposit 3.760%	10/28/2005	456,544	456,544
Merrimac Cash Fund, Premium Class		73,047	73,047
Morgan Stanley Dean Witter & Co. 4.018%	01/13/2006	913,088	913,088
Royal Bank of Canada Eurodollar Time Deposit 3.780%	10/06/2005	913,088	913,088
Royal Bank of Canada Eurodollar Time Deposit 3.865%	12/19/2005	456,544	456,544

4

Royal Bank of Scotland Eurodollar Time Deposit 3.750%	10/31/2005	$456,544	$456,544
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 3.770%	10/26/2005	456,544	456,544
Societe Generale Eurodollar Time Deposit 3.780%	10/03/2005	456,544	456,544
Societe Generale Eurodollar Time Deposit 3.800%	10/04/2005	684,816	684,816
Svenska Handlesbanken Eurodollar Time Deposit 3.875%	10/03/2005	636,305	636,305
The Bank of the West Eurodollar Time Deposit 3.760%	10/28/2005	730,471	730,471
Toronto Dominion Bank Eurodollar Time Deposit 3.680%	10/04/2005	913,088	913,088
UBS AG Eurodollar Time Deposit 3.750%	10/31/2005	547,853	547,853
Wachovia Bank NA Eurodollar Time Deposit 3.760%	10/25/2005	456,544	456,544
Wells Fargo Eurodollar Time Deposit 3.750%	10/07/2005	456,548	456,548
Wells Fargo Eurodollar Time Deposit 3.770%	10/19/2005	456,544	456,544
Wells Fargo Eurodollar Time Deposit 3.770%	10/20/2005	456,544	456,544
			20,611,746
Repurchase Agreement — 3.9%
Investors Bank & Trust Company Repurchase Agreement, dated 09/30/2005, 2.75%, due 10/03/2005(d)		6,281,227	6,281,227
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			26,892,973
TOTAL INVESTMENTS — 113.0% (Cost $153,221,803)(e)			$180,954,741
Other Assets/(Liabilities) — (13.0%)			(20,842,646)
NET ASSETS — 100.0%			$160,112,095

Notes to Portfolio of Investments

ADR - American Depository Receipt.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan (Note 2).
(c)	Represents investments of security lending collateral. (Note 2).
(d)

Maturity value of $6,282,666. Collateralized by U.S. Government Agency obligations with a rate of 4.33%, maturity date of 09/25/2032, and an aggregate market value, including accrued interest, of $6,595,288.

(e)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

5

MassMutual Select Mid Cap Growth Equity II Fund — Portfolio of Investments

September 30, 2005 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 96.6%
COMMON STOCK
Advertising — 2.2%
Catalina Marketing Corp.(a)	125,600	$2,856,144
Getty Images, Inc.(a) (b)	54,400	4,680,576
Harte-Hanks, Inc.	20,700	547,101
Lamar Advertising Co.(a) (b)	125,300	5,683,608
Monster Worldwide, Inc.(a) (b)	215,600	6,621,076
Omnicom Group, Inc.(a)	23,300	1,948,579
WPP Group PLC Sponsored ADR (United Kingdom)	26,400	1,349,568
		23,686,652
Aerospace & Defense — 2.4%
Alliant Techsystems, Inc.(a) (b)	101,000	7,539,650
Empresa Brasileira de Aeronautica SA, ADR (Brazil)(a)	43,000	1,659,800
Goodrich Corp.	124,000	5,498,160
Rockwell Collins, Inc.	233,400	11,277,888
		25,975,498
Agribusiness — 0.0%
Delta & Pine Land Co.	18,400	485,944
Air Transportation — 1.2%
JetBlue Airways Corp.(a) (b)	216,000	3,801,600
SkyWest, Inc.	41,100	1,102,302
Southwest Airlines Co.	564,700	8,385,795
		13,289,697
Apparel, Textiles & Shoes — 0.6%
Coach, Inc.(b)	43,600	1,367,296
Ross Stores, Inc.	223,500	5,296,950
		6,664,246
Automotive & Parts — 1.2%
Harley-Davidson, Inc.	15,000	726,600
Oshkosh Truck Corp.	154,000	6,646,640
TRW Automotive Holdings Corp.	169,000	4,958,460
Winnebago Industries, Inc.(a)	22,900	663,413
		12,995,113
Banking, Savings & Loans — 1.5%
City National Corp.	7,800	546,702
First Horizon National Corp.(a)	12,800	465,280
The First Marblehead Corp.(a)	18,400	467,360
Investors Financial Services Corp.	52,900	1,740,410
Mellon Financial Corp.	51,100	1,633,667
North Fork Bancorporation, Inc.	16,600	423,300

1

Northern Trust Corp.	55,300	$2,795,415
State Street Corp.	55,400	2,710,168
SVB Financial Group(b)	47,300	2,300,672
Synovus Financial Corp.	82,600	2,289,672
UCBH Holdings, Inc.	31,300	573,416
		15,946,062
Beverages — 0.3%
Cott Corp.(a) (b)	195,000	3,451,500
Broadcasting, Publishing & Printing — 2.1%
Citadel Broadcasting Corp.(a) (b)	449,700	6,174,381
Cox Radio, Inc. Cl. A(b)	132,000	2,006,400
Cumulus Media, Inc. Cl. A(b)	42,900	535,821
Entercom Communications Corp.(b)	19,400	612,846
The McGraw-Hill Companies, Inc.	18,000	864,720
Meredith Corp.	16,900	843,141
New York Times Co. Cl. A	18,500	550,375
Radio One, Inc. Cl. D(b)	47,600	625,940
Regent Communications, Inc.(b)	78,700	413,962
Salem Communications Corp. Cl. A(b)	35,200	649,088
Scholastic Corp.(b)	17,800	657,888
The Scripps (E.W.) Co.	14,600	729,562
Spanish Broadcasting System, Inc. Cl. A(b)	58,300	418,594
Univision Communications, Inc. Cl. A(a)	221,200	5,868,436
Washington Post Co. Cl. B	900	722,250
Westwood One, Inc.	28,900	574,821
		22,248,225
Building Materials & Construction — 0.4%
Kinetic Concepts, Inc.(a) (b)	77,000	4,373,600
Chemicals — 0.8%
Engelhard Corp.	17,000	474,470
Monsanto Co.(a)	17,600	1,104,400
Nalco Holding Co.(b)	298,000	5,027,260
Praxair, Inc.	16,300	781,259
Symyx Technologies, Inc.(b)	19,600	511,952
The Valspar Corp.	52,200	1,167,192
		9,066,533
Commercial Services — 7.6%
Apollo Group, Inc. Cl. A(a) (b)	116,706	7,748,111
ARAMARK Corp. Cl. B	20,000	534,200
Block (H&R), Inc.	17,800	426,844
Career Education Corp.(a) (b)	20,100	714,756
Certegy, Inc.	229,100	9,168,582
Cintas Corp.	43,100	1,769,255
The Corporate Executive Board Co.	11,800	920,164
Decode Genetics, Inc.(a) (b)	69,900	586,461
DeVry, Inc.(a) (b)	28,100	535,305
Dun & Bradstreet Corp.(b)	16,600	1,093,442
Ecolab, Inc.	27,300	871,689

2

Education Management Corp.(b)	157,700	$5,084,248
Equifax, Inc.	17,800	621,932
Gen-Probe, Inc.(b)	71,000	3,510,950
Global Payments, Inc.	80,800	6,279,776
Iron Mountain, Inc.(a) (b)	232,250	8,523,575
ITT Educational Services, Inc.(b)	16,600	819,210
Laureate Education, Inc.(b)	22,000	1,077,340
LECG Corp.(b)	28,000	644,000
Manpower, Inc.	170,700	7,577,373
MoneyGram International, Inc.	314,100	6,819,111
Moody’s Corp.(a)	50,800	2,594,864
Paychex, Inc.	66,200	2,454,696
QIAGEN NV(a) (b)	59,100	770,664
Quest Diagnostics, Inc.	41,700	2,107,518
Robert Half International, Inc.(a)	170,300	6,060,977
Stericycle, Inc.(b)	14,500	828,675
Universal Technical Institute, Inc.(b)	15,500	551,955
Viad Corp.	65,000	1,777,750
		82,473,423
Communications — 3.7%
American Tower Corp. Cl. A(b)	295,500	7,372,725
Crown Castle International Corp.(b)	443,300	10,918,479
Harris Corp.	202,000	8,443,600
Plantronics, Inc.	14,800	455,988
Research In Motion Limited(b)	6,100	417,240
Rogers Communications, Inc. Cl. B(a)	261,575	10,319,134
XM Satellite Radio Holdings, Inc. Cl. A(a) (b)	74,000	2,657,340
		40,584,506
Computer Integrated Systems Design — 1.6%
Cadence Design Systems, Inc.(a) (b)	409,000	6,609,440
Cogent, Inc.(a) (b)	123,600	2,935,500
F5 Networks, Inc.(b)	15,300	665,091
FileNET Corp.(b)	24,900	694,710
Jack Henry & Associates, Inc.	184,500	3,579,300
Mercury Computer Systems, Inc.(b)	21,500	564,375
National Instruments Corp.	22,000	542,080
Synopsys, Inc.(b)	33,100	625,590
Websense, Inc.(b)	12,200	624,762
		16,840,848
Computer Programming Services — 2.0%
CACI International, Inc. Cl. A(b)	82,000	4,969,200
Cognizant Technology Solutions Corp.(b)	38,700	1,803,033
Macromedia, Inc.(b)	35,000	1,423,450
Mercury Interactive Corp.(b)	129,400	5,124,240
VeriSign, Inc.(a) (b)	385,600	8,240,272
		21,560,195

3

Computer Related Services — 0.8%
Checkfree Corp.(a) (b)	115,000	$4,349,300
CNET Networks, Inc.(b)	323,000	4,383,110
		8,732,410
Computers & Information — 2.1%
CDW Corp.	105,100	6,192,492
Cognos, Inc.(b)	30,900	1,202,937
Comverse Technology, Inc.(b)	101,000	2,653,270
Diebold, Inc.	45,000	1,550,700
International Game Technology	54,500	1,471,500
Jabil Circuit, Inc.(b)	248,500	7,683,620
Lexmark International, Inc.(b)	17,700	1,080,585
Symbol Technologies, Inc.	49,098	475,269
Zebra Technologies Corp. Cl. A(a) (b)	22,000	859,980
		23,170,353
Containers — 0.0%
Sealed Air Corp.(b)	9,000	427,140
Cosmetics & Personal Care — 0.1%
Avon Products, Inc.	32,900	888,300
Data Processing & Preparation — 0.3%
Affiliated Computer Services, Inc. Cl. A(b)	13,600	742,560
Factset Research Systems, Inc.	22,700	799,948
Fiserv, Inc.(b)	25,100	1,151,337
SEI Investments Co.	14,500	544,910
		3,238,755
Electrical Equipment & Electronics — 9.0%
Altera Corp.(b)	150,400	2,874,144
Ametek, Inc.	95,900	4,120,823
AMIS Holdings, Inc.(b)	150,000	1,779,000
Analog Devices, Inc.	74,400	2,763,216
Broadcom Corp. Cl. A(b)	39,700	1,862,327
Cymer, Inc.(b)	15,000	469,800
Dolby Laboratories, Inc. Cl. A(b)	150,200	2,403,200
Flextronics International Ltd.(b)	452,000	5,808,200
FLIR Systems, Inc.(b)	183,800	5,436,804
Garmin Limited(a)	84,000	5,697,720
Gentex Corp.(a)	365,800	6,364,920
Intersil Corp. Cl. A(a)	318,200	6,930,396
Kla-Tencor Corp.(a)	10,500	511,980
Linear Technology Corp.	84,300	3,168,837
Littelfuse, Inc.(b)	11,500	323,495
Marvell Technology Group Ltd.(b)	77,200	3,559,692
Maxim Integrated Products, Inc.	67,000	2,857,550
Microchip Technology, Inc.	316,000	9,517,920
National Semiconductor Corp.	114,900	3,021,870
Novellus Systems, Inc.	207,000	5,191,560
PMC-Sierra, Inc.(b)	230,000	2,026,300

4

Qlogic Corp.(b)	12,300	$420,660
Semtech Corp.(b)	158,700	2,613,789
Silicon Laboratories, Inc.(a) (b)	47,800	1,452,642
Teleflex, Inc.	91,000	6,415,500
Xilinx, Inc.	343,800	9,574,830
		97,167,175
Energy — 5.8%
BJ Services Co.(a)	419,200	15,087,008
EOG Resources, Inc.	147,000	11,010,300
Murphy Oil Corp.	226,600	11,300,542
Weatherford International Ltd.(b)	38,200	2,622,812
Western Gas Resources, Inc.	128,000	6,557,440
The Williams Companies, Inc.	115,500	2,893,275
XTO Energy, Inc.(a)	286,767	12,996,280
		62,467,657
Entertainment & Leisure — 1.3%
Brunswick Corp.	181,600	6,851,768
DreamWorks Animation SKG, Inc. Cl. A(b)	128,700	3,559,842
Harrah’s Entertainment, Inc.	36,800	2,398,992
Shuffle Master, Inc.(a) (b)	47,150	1,246,174
WMS Industries, Inc.(a) (b)	16,500	464,145
		14,520,921
Financial Services — 5.8%
Ameritrade Holding Corp.(a) (b)	523,000	11,234,040
BlackRock, Inc.	15,700	1,391,334
Boston Private Financial Holdings, Inc.	20,400	541,416
CapitalSource, Inc.(a) (b)	179,000	3,902,200
E*TRADE Financial Corp.(b)	376,000	6,617,600
East West Bancorp, Inc.	15,800	537,832
Eaton Vance Corp.	268,500	6,664,170
Federated Investors, Inc. Cl. B	96,000	3,190,080
Franklin Resources, Inc.	17,700	1,486,092
Lazard, Limited Cl. A	37,100	938,630
Legg Mason, Inc.	76,750	8,418,708
Nuveen Investments, Inc. Cl. A(a)	139,100	5,479,149
Refco, Inc.(a) (b)	235,000	6,643,450
The Charles Schwab Corp.(a)	101,800	1,468,974
Waddell & Reed Financial, Inc. Cl. A	203,000	3,930,080
		62,443,755
Foods — 0.2%
The Hershey Co.	9,900	557,469
McCormick & Co., Inc.	34,000	1,109,420
Tootsie Roll Industries, Inc.	17,304	549,402
Wrigley (Wm.) Jr. Co.	6,500	467,220
		2,683,511
Healthcare — 4.6%
Caremark Rx, Inc.(a) (b)	14,800	738,964
Community Health Systems, Inc.(b)	120,000	4,657,200

5

Coventry Health Care, Inc.(a) (b)	87,200	$7,500,944
DaVita, Inc.(b)	80,950	3,729,367
Elan Corp. PLC Sponsored ADR (Ireland)(a) (b)	325,300	2,882,158
Express Scripts, Inc.(a) (b)	26,200	1,629,640
Health Management Associates, Inc. Cl. A(a)	185,600	4,356,032
Human Genome Sciences, Inc.(a) (b)	161,900	2,200,221
Laboratory Corp. of America Holdings(b)	169,400	8,251,474
Lincare Holdings, Inc.(b)	25,900	1,063,195
Manor Care, Inc.	232,500	8,930,325
Triad Hospitals, Inc.(b)	96,000	4,345,920
		50,285,440
Home Construction, Furnishings & Appliances — 1.2%
Centex Corp.	11,700	755,586
Harman International Industries	76,300	7,803,201
HNI Corp.	17,400	1,047,828
KB Home(a)	11,500	841,800
Lennar Corp.	13,500	806,760
Pulte Homes, Inc.	17,600	755,392
Toll Brothers, Inc.(b)	15,200	678,984
		12,689,551
Household Products — 0.1%
Corning, Inc.(b)	29,100	562,503
Trex Company, Inc.(a) (b)	8,200	196,800
		759,303
Industrial - Diversified — 1.1%
Danaher Corp.(a)	105,100	5,657,533
ITT Industries, Inc.	56,500	6,418,400
		12,075,933
Information Retrieval Services — 1.4%
ChoicePoint, Inc.(b)	210,800	9,100,236
Digital River, Inc.(b)	22,000	766,700
Juniper Networks, Inc.(b)	202,600	4,819,854
Sina Corp.(a) (b)	27,900	767,250
		15,454,040
Insurance — 2.9%
Ambac Financial Group, Inc.	11,300	814,278
Arch Capital Group Ltd.(b)	14,500	719,055
Assurant, Inc.	205,000	7,802,300
Axis Capital Holdings Limited	198,900	5,670,639
Brown & Brown, Inc.	11,600	576,404
Gallagher (Arthur J.) & Co.(a)	24,000	691,440
Markel Corp.(a) (b)	1,700	561,850
Marsh & McLennan Companies, Inc.	17,300	525,747
MBIA, Inc.(a)	8,200	497,084
Principal Financial Group, Inc.	102,000	4,831,740
RenaissanceRe Holdings Ltd.	12,500	546,625

6

WellChoice, Inc.(b)	36,700	$2,785,530
Willis Group Holdings Limited	136,700	5,133,085
		31,155,777
Internet Software — 0.0%
MatrixOne, Inc.(b)	2,854	15,012
Lodging — 2.3%
Boyd Gaming Corp.	65,900	2,841,608
Choice Hotels International, Inc.	38,900	2,514,496
Fairmont Hotels & Resorts, Inc.(a)	259,400	8,669,148
Hilton Hotels Corp.	46,000	1,026,720
Marriott International, Inc. Cl. A	38,200	2,406,600
Station Casinos, Inc.	42,900	2,846,844
Wynn Resorts Limited(a) (b)	111,500	5,034,225
		25,339,641
Machinery & Components — 3.4%
Baker Hughes, Inc.	25,300	1,509,904
Cooper Cameron Corp.(b)	37,000	2,735,410
FMC Technologies, Inc.(b)	148,000	6,232,280
Grant Prideco, Inc.(b)	80,600	3,276,390
IDEX Corp.	13,450	572,298
Pall Corp.	26,300	723,250
Roper Industries, Inc.	295,800	11,621,982
Smith International, Inc.	318,900	10,622,559
		37,294,073
Manufacturing — 1.1%
American Standard Companies, Inc.	129,000	6,004,950
Avery Dennison Corp.(a)	9,700	508,183
Lam Research Corp.(b)	19,900	606,353
Millipore Corp.(b)	13,900	874,171
Pentair, Inc.	107,000	3,905,500
		11,899,157
Medical Supplies — 3.1%
Allergan, Inc.	11,100	1,016,982
ArthoCare Corp.(b)	14,400	579,168
Bard (C.R.), Inc.	33,500	2,212,005
Bausch & Lomb, Inc.	13,000	1,048,840
Becton, Dickinson & Co.	14,400	754,992
Biomet, Inc.	45,900	1,593,189
Cooper Cos., Inc.	7,900	605,219
Dentsply International, Inc.	17,400	939,948
Edwards Lifesciences Corp.(b)	123,100	5,466,871
II-VI, Inc.(b)	29,000	514,460
Inamed Corp.(b)	31,900	2,414,192
Integra LifeSciences Holdings Corp.(b)	18,300	700,158
Kyphon, Inc.(a) (b)	13,000	571,220
Mettler-Toledo International, Inc.(b)	10,900	555,682
Patterson Cos., Inc.(b)	19,300	772,579
Resmed, Inc.(b)	12,000	955,800

7

Respironics, Inc.(b)	22,200	$936,396
Smith & Nephew PLC ADR (United Kingdom)	13,100	556,226
St. Jude Medical, Inc.(b)	18,100	847,080
Sybron Dental Specialties, Inc.(b)	14,000	582,120
Techne Corp.(a) (b)	14,400	820,512
Varian Medical Systems, Inc.(b)	77,600	3,065,976
Waters Corp.(b)	115,400	4,800,640
Wright Medical Group, Inc.(a) (b)	24,100	594,788
Zimmer Holdings, Inc.(b)	5,900	406,451
		33,311,494
Metals & Mining — 0.6%
Newmont Mining Corp.(a)	104,000	4,905,680
Precision Castparts Corp.(a)	32,400	1,720,440
		6,626,120
Pharmaceuticals — 8.1%
Abgenix, Inc.(a) (b)	167,700	2,126,436
Alkermes, Inc.(a) (b)	170,000	2,856,000
Amylin Pharmaceuticals, Inc.(a) (b)	125,900	4,380,061
Andrx Corp.(b)	99,000	1,527,570
Atherogenics, Inc.(a) (b)	33,400	535,402
Barr Pharmaceuticals(b)	128,000	7,029,760
Celgene Corp.(a) (b)	91,000	4,943,120
Cephalon, Inc.(a) (b)	147,100	6,828,382
Charles River Laboratories International, Inc.(b)	19,100	833,142
Genzyme Corp.(b)	9,100	651,924
Gilead Sciences, Inc.(b)	172,300	8,401,348
Henry Schein, Inc.(b)	18,600	792,732
Invitrogen Corp.(a) (b)	9,900	744,777
Martek Biosciences Corp.(a) (b)	11,600	407,508
Medco Health Solutions, Inc.(b)	32,400	1,776,492
Medimmune, Inc.(b)	366,300	12,325,995
Millennium Pharmaceuticals, Inc.(b)	54,200	505,686
Nektar Therapeutics(a) (b)	29,100	493,245
Neurocrine Biosciences, Inc.(a) (b)	75,100	3,694,169
Omnicare, Inc.	131,800	7,411,114
OSI Pharmaceuticals, Inc.(a) (b)	67,600	1,976,624
Protein Design Labs, Inc.(a) (b)	143,100	4,006,800
Sepracor, Inc.(a) (b)	96,500	5,692,535
Sigma-Aldrich Corp.	8,500	544,510
Taro Pharmaceutical Industries Ltd.(a) (b)	63,000	1,620,990
Valeant Pharmaceuticals International(a)	90,000	1,807,200
Vertex Pharmaceuticals, Inc.(b)	187,100	4,181,685
		88,095,207
Prepackaged Software — 4.4%
Activision, Inc.(b)	228,933	4,681,680
Adobe Systems, Inc.	166,100	4,958,085
Check Point Software Technologies Limited(b)	45,300	1,101,696
Citrix Systems, Inc.(b)	34,500	867,330

8

DST Systems, Inc.(a) (b)	161,600	$8,860,528
Electronic Arts, Inc.(b)	8,300	472,187
Fair Isaac Corp.	20,900	936,320
Hyperion Solutions Corp.(b)	13,800	671,370
Internet Security Systems, Inc.(b)	24,200	581,042
Intuit, Inc.(b)	29,400	1,317,414
McAfee, Inc.(b)	194,900	6,123,758
NAVTEQ Corp.(b)	196,000	9,790,200
Red Hat, Inc.(a) (b)	275,800	5,844,202
Salesforce.com, Inc.(a) (b)	42,700	987,224
THQ, Inc.(a) (b)	23,850	508,482
		47,701,518
Restaurants — 0.8%
The Cheesecake Factory(a) (b)	169,500	5,295,180
Outback Steakhouse, Inc.(a)	18,300	669,780
P.F. Chang’s China Bistro, Inc.(a) (b)	52,000	2,331,160
Ruby Tuesday, Inc.(a)	20,600	448,256
		8,744,376
Retail — 5.1%
Amazon.com, Inc.(a) (b)	140,900	6,382,770
Bed Bath & Beyond, Inc.(b)	52,700	2,117,486
Best Buy Co., Inc.	140,000	6,094,200
Carmax, Inc.(a) (b)	106,000	3,314,620
Dollar General Corp.	289,000	5,300,260
Family Dollar Stores, Inc.	217,700	4,325,699
Fred’s, Inc.(a)	35,900	449,109
Men’s Wearhouse, Inc.(b)	17,400	464,580
Michaels Stores, Inc.	26,200	866,172
MSC Industrial Direct Co. Cl. A	22,000	729,740
O’Reilly Automotive, Inc.(b)	231,200	6,515,216
Petsmart, Inc.(a)	268,500	5,847,930
Shoppers Drug Mart Corp. (CAD)	16,000	563,182
Shoppers Drug Mart Corp. (CAD)(c)	38,000	1,337,558
Shoppers Drug Mart Corp. (USD)	23,000	809,575
Staples, Inc.	51,550	1,099,046
Tiffany & Co.	45,100	1,793,627
TJX Companies, Inc.	92,500	1,894,400
Williams-Sonoma, Inc.(b)	136,400	5,230,940
		55,136,110
Retail - Grocery — 0.3%
Whole Foods Market, Inc.	25,000	3,361,250
Telephone Utilities — 2.0%
Adtran, Inc.	176,700	5,566,050
NeuStar, Inc. Cl. A(b)	19,900	636,601
Nextel Partners, Inc. Cl. A(a) (b)	379,300	9,520,430
TELUS Corp. (CAD)	130,700	5,429,929
TELUS Corp. (CAD)	6,300	261,733
		21,414,743

9

Toys, Games — 0.1%
Mattel, Inc.	30,800	$513,744
Transportation — 1.0%
Discovery Holding Co. Cl. A(b)	76,000	1,097,440
Expeditors International of Washington, Inc.	56,800	3,225,104
Landstar System, Inc.	34,100	1,365,023
Robinson (C.H.) Worldwide, Inc.	22,400	1,436,288
Royal Caribbean Cruises Limited	42,900	1,853,280
Thor Industries, Inc.	23,600	802,400
UTI Worldwide, Inc.	11,900	924,630
		10,704,165
TOTAL EQUITIES (Cost $826,365,215)		1,047,958,673
MUTUAL FUND — 0.7%
Financial Services
Government Reserve Investment Fund	8,025,557	8,025,557
TOTAL MUTUAL FUND (Cost $8,025,556)		8,025,557
TOTAL LONG TERM INVESTMENTS (Cost $834,390,771)		1,055,984,230

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 17.0%
Cash Equivalents — 14.2%(d)
Abbey National PLC Eurodollar Time Deposit 3.770%	10/26/2005	$3,409,408	$3,409,408
American Beacon Money Market Fund		1,849,603	1,849,603
Bank of America 3.770%	10/18/2005	2,386,586	2,386,586
Bank of America 3.770%	11/28/2005	4,432,230	4,432,230
Bank of Montreal Eurodollar Time Deposit 3.790%	11/01/2005	5,114,112	5,114,112
Bank of Nova Scotia Eurodollar Time Deposit 3.750%	11/01/2005	5,114,112	5,114,112
Barclays 3.695%	01/17/2006	1,363,763	1,363,763
Barclays Eurodollar Time Deposit 3.615%	10/03/2005	5,980,101	5,980,101
Barclays Eurodollar Time Deposit 3.700%	10/14/2005	1,022,822	1,022,822
BGI Institutional Money Market Fund		11,932,928	11,932,928
BNP Paribas Eurodollar Time Deposit 3.750%	10/28/2005	3,409,408	3,409,408
Citigroup Eurodollar Time Deposit 3.630%	10/31/2005	6,818,816	6,818,816

10

Citigroup Eurodollar Time Deposit 3.870%	12/21/2005	$3,409,408	$3,409,408
Deutsche Bank Eurodollar Time Deposit 3.750%	10/17/2005	3,409,408	3,409,408
Federal Home Loan Bank Discount Note 3.659%	10/14/2005	3,068,467	3,068,467
Fortis Bank Eurodollar Time Deposit 3.720%	10/18/2005	2,045,644	2,045,644
Fortis Bank Eurodollar Time Deposit 3.770%	10/05/2005	4,091,289	4,091,289
Fortis Bank Eurodollar Time Deposit 3.810%	10/07/2005	2,045,644	2,045,644
Freddie Mac Discount Note 3.671%	10/18/2005	2,669,871	2,669,871
Goldman Sachs Financial Square Prime Obligations Money Market Fund		3,260,653	3,260,653
Harris Trust & Savings Bank 3.795%	11/04/2005	2,583,023	2,583,023
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 3.750%	11/01/2005	3,409,408	3,409,408
Lloyds TSB Bank Eurodollar Time Deposit 3.760%	10/28/2005	3,409,408	3,409,408
Merrimac Cash Fund, Premium Class		545,506	545,506
Morgan Stanley Dean Witter & Co. 4.018%	01/13/2006	6,818,816	6,818,816
Royal Bank of Canada Eurodollar Time Deposit 3.780%	10/06/2005	6,818,816	6,818,816
Royal Bank of Canada Eurodollar Time Deposit 3.865%	12/19/2005	3,409,408	3,409,408
Royal Bank of Scotland Eurodollar Time Deposit 3.750%	10/31/2005	3,409,408	3,409,408
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 3.770%	10/26/2005	3,409,408	3,409,408
Societe Generale Eurodollar Time Deposit 3.780%	10/03/2005	3,409,408	3,409,408
Societe Generale Eurodollar Time Deposit 3.800%	10/04/2005	5,114,112	5,114,112
Svenska Handlesbanken Eurodollar Time Deposit 3.875%	10/03/2005	4,751,833	4,751,833
The Bank of the West Eurodollar Time Deposit 3.760%	10/28/2005	5,455,052	5,455,052
Toronto Dominion Bank Eurodollar Time Deposit 3.680%	10/04/2005	6,818,816	6,818,816
UBS AG Eurodollar Time Deposit 3.750%	10/31/2005	4,091,289	4,091,289
Wachovia Bank NA Eurodollar Time Deposit 3.760%	10/25/2005	3,409,408	3,409,408

11

Wells Fargo Eurodollar Time Deposit 3.750%	10/07/2005	$3,409,408	$3,409,408
Wells Fargo Eurodollar Time Deposit 3.770%	10/19/2005	3,409,408	3,409,408
Wells Fargo Eurodollar Time Deposit 3.770%	10/20/2005	3,409,408	3,409,408
			153,925,616
Repurchase Agreement — 2.8%
Investors Bank & Trust Company Repurchase Agreement, dated 09/30/2005, 2.75%, due 10/03/2005(e)		30,623,499	30,623,499
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			184,549,115
TOTAL INVESTMENTS — 114.3% (Cost $1,018,939,886)(f)			$1,240,533,345
Other Assets/(Liabilities) — (14.3%)			(155,509,847)
NET ASSETS — 100.0%			$1,085,023,498

Notes to Portfolio of Investments

ADR - American Depository Receipt.

(a)	Denotes all or a portion of security on loan (Note 2).
(b)	Non-income producing security.
(c)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities amounted to a value of $1,337,558 or 0.1% of net assets.

(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $30,630,516. Collateralized by U.S. Government Agency obligations with rates of 4.28%, maturity dates of 12/25/32, and an aggregate market value, including accrued interest, of $32,154,674.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

12

MassMutual Select Small Cap Growth Equity Fund — Portfolio of Investments

September 30, 2005 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 90.7%
COMMON STOCK
Advertising — 2.2%
Aquantive, Inc.(a) (b)	42,860	$862,772
Catalina Marketing Corp.(b)	79,500	1,807,830
Getty Images, Inc.(a) (b)	110,150	9,477,306
		12,147,908
Air Transportation — 1.2%
Airtran Holdings, Inc.(a) (b)	185,700	2,350,962
AMR Corp.(a) (b)	102,900	1,150,422
Forward Air Corp.	12,795	471,368
Gol Linhas Aereas Inteligentes SA ADR (Brazil)	17,290	561,060
US Airways Group, Inc.(a)	107,213	2,026,326
		6,560,138
Apparel, Textiles & Shoes — 0.5%
DSW, Inc. Cl. A(a)	21,300	451,560
Iconix Brand Group, Inc.(a)	45,070	405,630
Skechers U.S.A., Inc. Cl. A(a)	136,100	2,227,957
		3,085,147
Automotive & Parts — 1.4%
American Axle & Manufacturing Holdings, Inc.	71,700	1,654,836
LKQ Corp.(a)	173,439	5,237,858
United Auto Group, Inc.	31,700	1,047,368
		7,940,062
Banking, Savings & Loans — 3.2%
Advanta Corp. Cl. B	108,000	3,048,840
Amcore Financial, Inc.	61,500	1,919,415
City National Corp.	42,200	2,957,798
Financial Federal Corp.(b)	135,350	5,386,930
Signature Bank(a) (b)	16,250	438,587
UMB Financial Corp.	23,700	1,556,616
Westcorp	46,400	2,732,960
		18,041,146
Beverages — 0.1%
Peet’s Coffee & Tea, Inc.(a) (b)	17,580	538,300
Broadcasting, Publishing & Printing — 1.2%
Central European Media Enterprises Ltd.(a) (b)	8,660	457,335
Charter Communications, Inc. Cl. A(a) (b)	932,300	1,398,450
LodgeNet Entertainment Corp.(a)	99,300	1,462,689
Playboy Enterprises, Inc. Cl. B(a) (b)	151,000	2,129,100
TiVo, Inc.(a) (b)	250,700	1,376,343
		6,823,917

1

Building Materials & Construction — 0.6%
Beacon Roofing Supply, Inc.(a)	75,700	$2,473,119
Eagle Materials, Inc.(b)	7,440	902,993
		3,376,112
Chemicals — 2.3%
Cytec Industries, Inc.	59,400	2,576,772
Hercules, Inc.(a)	194,990	2,382,778
Minerals Technologies, Inc.	26,800	1,533,228
The Scotts Miracle-Gro Co.	74,100	6,515,613
		13,008,391
Commercial Services — 7.9%
The Advisory Board Co.(a)	19,680	1,024,147
ADVO, Inc.	62,150	1,944,673
The Corporate Executive Board Co.	130,520	10,177,950
Corrections Corp. of America(a)	26,420	1,048,874
DiamondCluster International, Inc. Cl. A(a)	43,220	327,608
eResearch Technology, Inc.(a) (b)	39,490	560,363
Exelixis, Inc.(a)	154,100	1,181,947
Grupo Aeroportuario de Sureste SA de CV, ADR	66,330	2,646,567
Harris Interactive, Inc.(a)	270,000	1,152,900
Incyte Corp.(a)	219,800	1,033,060
ITT Educational Services, Inc.(a)	187,000	9,228,450
Ituran Location and Control Ltd.(a)	17,200	226,180
Jacobs Engineering Group, Inc.(a)	10,360	698,264
LECG Corp.(a)	31,410	722,430
Lincoln Educational Services Corp.(a)	149,000	1,756,710
Opsware, Inc.(a) (b)	334,940	1,738,339
Pharmaceutical Product Development, Inc.(a)	14,480	832,745
Stericycle, Inc.(a) (b)	18,350	1,048,702
Valassis Communications, Inc.(a)	49,300	1,921,714
Vertrue, Inc.(a) (b)	66,100	2,402,735
VistaPrint Ltd.(a)	49,200	750,300
Washington Group International, Inc.(a)	37,400	2,015,486
		44,440,144
Communications — 1.3%
Arris Group, Inc.(a)	176,600	2,094,476
Crown Castle International Corp.(a)	35,220	867,469
EFJ, Inc.(a)	32,820	337,718
Powerwave Technologies, Inc.(a) (b)	124,000	1,610,760
SBA Communications Corp.(a)	64,970	1,003,786
Westell Technologies, Inc. Cl. A(a)	407,400	1,482,936
		7,397,145
Computer Integrated Systems Design — 3.1%
Avid Technology, Inc.(a)	239,550	9,917,370
Cogent, Inc.(a) (b)	103,400	2,455,750
F5 Networks, Inc.(a)	13,450	584,671
IDX Systems Corp.(a) (b)	65,600	2,832,608

2

Sapient Corp.(a)	137,800	$861,250
Websense, Inc.(a)	9,170	469,596
		17,121,245
Computer Maintenance & Repair — 0.4%
Electronics for Imaging, Inc.(a)	98,300	2,255,002
Computer Programming Services — 0.6%
Entrust, Inc.(a)	76,090	426,104
Jamdat Mobile, Inc.(a) (b)	135,500	2,845,500
		3,271,604
Computer Related Services — 3.3%
Acxiom Corp.	78,500	1,469,520
Checkfree Corp.(a) (b)	304,249	11,506,697
Checkpoint Systems, Inc.(a)	23,490	557,183
Ingram Micro, Inc. Cl. A(a)	145,600	2,699,424
NetFlix, Inc.(a) (b)	92,300	2,398,877
		18,631,701
Computers & Information — 2.6%
Foundry Networks, Inc.(a)	88,100	1,118,870
Logitech International SA ADR (Switzerland)(a) (b)	32,440	1,321,930
Palm Inc.(a) (b)	52,600	1,490,158
Redback Networks, Inc.(a) (b)	53,360	529,331
Scientific Games Corp. Cl. A(a)	257,100	7,970,100
SRA International, Inc. Cl. A(a)	17,280	613,094
Symbol Technologies, Inc.	561	5,430
VeriFone Holdings, Inc.(a)	61,504	1,236,845
		14,285,758
Cosmetics & Personal Care — 0.3%
Nu Skin Enterprises, Inc. Cl. A(b)	85,800	1,634,490
Data Processing & Preparation — 2.1%
CSG Systems International, Inc.(a)	42,040	912,688
Factset Research Systems, Inc.(b)	258,124	9,096,290
The BISYS Group, Inc.(a)	133,600	1,794,248
		11,803,226
Electrical Equipment & Electronics — 4.6%
Agere Systems, Inc.(a)	88,740	923,783
Benchmark Electronics, Inc.(a)	16,900	509,028
Cree, Inc.(a) (b)	274,250	6,861,735
Evergreen Solar, Inc.(a) (b)	46,670	435,431
FuelCell Energy, Inc.(a) (b)	145,200	1,592,844
Gentex Corp.(b)	370,880	6,453,312
MEMC Electronic Materials, Inc.(a)	31,220	711,504
Microsemi Corp.(a)	29,500	753,430
Moog, Inc. Cl. A(a)	23,305	687,964
Newport Corp.(a)	81,100	1,129,723
ON Semiconductor Corp.(a)	523,200	2,704,944
Portalplayer, Inc.(a) (b)	23,640	648,445

3

RF Micro Devices, Inc.(a)	243,500	$1,375,775
SiRF Technology Holdings, Inc.(a)	23,820	717,697
		25,505,615
Energy — 4.8%
Alon USA Energy, Inc.(a) (b)	72,750	1,756,912
Arch Coal, Inc.(b)	12,070	814,725
Cabot Oil & Gas Corp. Cl. A	15,340	774,823
Comstock Resources, Inc.(a)	86,600	2,841,346
Grey Wolf, Inc.(a) (b)	249,000	2,099,070
Newfield Exploration Co.(a)	166,100	8,155,510
Pride International, Inc.(a)	23,480	669,415
Range Resources Corp.	22,170	855,984
Stolt Offshore SA Sponsored ADR (United Kingdom)(a)	49,970	578,653
TETRA Technologies, Inc.(a)	107,550	3,357,711
UGI Corp.	57,800	1,627,070
Vintage Petroleum, Inc.	72,200	3,296,652
		26,827,871
Entertainment & Leisure — 0.8%
Churchill Downs, Inc.	43,200	1,525,824
Gaylord Entertainment(a) (b)	61,900	2,949,535
		4,475,359
Financial Services — 2.7%
Affiliated Managers Group, Inc.(a) (b)	28,289	2,048,689
IndyMac Bancorp, Inc.(b)	47,500	1,880,050
Investment Technology Group, Inc.(a)	85,500	2,530,800
The Nasdaq Stock Market Inc.(a) (b)	148,110	3,754,588
Nuveen Investments, Inc. Cl. A(b)	22,550	888,244
Redwood Trust, Inc.(b)	37,500	1,822,875
Ventas, Inc.	66,100	2,128,420
		15,053,666
Foods — 1.8%
Diamond Foods Inc.(a)	26,500	453,150
Provide Commerce, Inc.(a) (b)	151,000	3,664,770
The J.M. Smucker Co.	117,900	5,722,866
		9,840,786
Healthcare — 8.1%
Allscripts Healthcare Solutions, Inc.(a) (b)	465,347	8,385,553
American Healthways, Inc.(a)	201,650	8,549,960
AmSurg Corp.(a)	228,300	6,246,288
Covance, Inc.(a)	16,100	772,639
Genesis HealthCare Corp.(a)	76,600	3,088,512
Human Genome Sciences, Inc.(a) (b)	151,700	2,061,603
Humana, Inc.(a)	20,200	967,176
Manor Care, Inc.	80,600	3,095,846
Matria Healthcare, Inc.(a)	84,150	3,176,662
Symbion, Inc.(a)	33,460	865,610

4

Triad Hospitals, Inc.(a)	52,500	$2,376,675
VCA Antech, Inc.(a)	222,300	5,673,096
		45,259,620
Heavy Machinery — 0.6%
Bucyrus International, Inc. Cl. A	69,500	3,414,535
Home Construction, Furnishings & Appliances — 1.2%
Ethan Allen Interiors, Inc.(b)	46,200	1,448,370
Fossil, Inc.(a) (b)	219,600	3,994,524
Furniture Brands International, Inc.(b)	67,750	1,221,532
Standard-Pacific Corp.	2,270	94,228
		6,758,654
Household Products — 0.5%
Ferro Corp.	101,800	1,864,976
Jarden Corp.(a) (b)	22,625	929,209
		2,794,185
Information Retrieval Services — 1.3%
CoStar Group, Inc.(a) (b)	152,600	7,129,472
Insurance — 1.6%
Arch Capital Group Ltd.(a)	18,130	899,067
Aspen Insurance Holdings Ltd.	89,690	2,650,340
HealthExtras, Inc.(a)	29,200	624,296
ProAssurance Corp.(a)	58,890	2,748,396
Reinsurance Group of America, Inc.(b)	42,000	1,877,400
		8,799,499
Lodging — 1.8%
Aztar Corp.(a)	56,700	1,746,927
La Quinta Corp.(a)	274,650	2,386,709
Vail Resorts, Inc.(a)	216,400	6,221,500
		10,355,136
Machinery & Components — 2.0%
Agco Corp.(a)	95,900	1,745,380
Chicago Bridge & Iron Co. NV	236,198	7,343,396
Global Power Equipment Group, Inc.(a)	210,600	1,501,578
Woodward Governor Co.	6,430	546,872
		11,137,226
Manufacturing — 0.5%
Stewart & Stevenson Services Corp.	117,620	2,805,237
Medical Supplies — 3.2%
Advanced Neuromodulation Systems, Inc.(a)	13,260	629,320
Arrow International, Inc.	65,600	1,849,920
Foxhollow Technologies, Inc.(a) (b)	15,730	748,905
HealthTronics, Inc.(a)	45,560	453,778
Hologic, Inc.(a)	21,000	1,212,750
Intermagnetics General Corp.(a)	14,080	393,395
Kensey Nash Corp.(a) (b)	85,000	2,606,100
Kyphon, Inc.(a) (b)	96,330	4,232,740

5

Mentor Corp.	15,400	$847,154
PSS World Medical, Inc.(a)	363,500	4,849,090
		17,823,152
Metals & Mining — 0.7%
Carpenter Technology	33,500	1,963,435
Century Aluminum Co.(a)	78,900	1,773,672
		3,737,107
Pharmaceuticals — 3.7%
Abgenix, Inc.(a) (b)	198,140	2,512,415
Alkermes, Inc.(a) (b)	141,270	2,373,336
Amylin Pharmaceuticals, Inc.(a) (b)	103,810	3,611,550
Atherogenics, Inc.(a) (b)	18,250	292,548
Digene Corp.(a)	23,630	673,455
Encysive Pharmaceuticals, Inc.(a)	40,310	474,852
ICOS Corp.(a)	12,170	336,135
Martek Biosciences Corp.(a) (b)	145,400	5,107,902
The Medicines Co.(a) (b)	82,590	1,900,396
MGI Pharma, Inc.(a) (b)	64,000	1,491,840
NPS Pharmaceuticals, Inc.(a)	19,610	198,257
Salix Pharmaceuticals Ltd.(a)	12,935	274,869
Vertex Pharmaceuticals, Inc.(a)	14,520	324,522
Zymogenetics, Inc.(a)	54,300	895,950
		20,468,027
Prepackaged Software — 8.9%
Blackboard, Inc.(a) (b)	261,832	6,548,418
Cerner Corp.(a) (b)	88,100	7,658,533
Dendrite International, Inc.(a)	340,200	6,834,618
EPIQ Systems, Inc.(a) (b)	145,129	3,166,715
MicroStrategy, Inc. Cl. A(a)	99,036	6,961,240
NAVTEQ Corp.(a)	7,750	387,113
Red Hat, Inc.(a) (b)	323,060	6,845,641
Salesforce.com, Inc.(a) (b)	25,720	594,646
Serena Software, Inc.(a)	95,300	1,899,329
Take-Two Interactive Software, Inc.(a) (b)	332,459	7,344,019
THQ, Inc.(a) (b)	37,065	790,226
Verint Systems, Inc.(a)	18,790	769,263
		49,799,761
Real Estate — 0.1%
CB Richard Ellis Group, Inc. Cl. A(a)	16,930	832,956
Restaurants — 0.9%
California Pizza Kitchen, Inc.(a)	17,580	514,039
P.F. Chang’s China Bistro, Inc.(a) (b)	52,300	2,344,609
RARE Hospitality International, Inc.(a)	74,250	1,908,225
Red Robin Gourmet Burgers, Inc.(a) (b)	8,270	379,097
		5,145,970

6

Retail — 2.5%
Borders Group, Inc.	86,600	$1,919,922
Electronics Boutique Holdings Corp.(a)	9,060	569,330
Foot Locker, Inc.	54,200	1,189,148
GameStop Corp.(a) (b)	1,630	51,296
GameStop Corp. Cl. B(a)	17,200	488,308
Insight Enterprises, Inc.(a)	37,090	689,874
Men’s Wearhouse, Inc.(a)	20,085	536,270
O’Reilly Automotive, Inc.(a)	227,220	6,403,060
Stamps.com, Inc.(a)	90,300	1,554,063
Stride Rite Corp.	9,390	120,380
Zumiez, Inc.(a)	14,400	469,872
		13,991,523
Telephone Utilities — 1.1%
Alamosa Holdings, Inc.(a)	39,680	678,925
Fairpoint Communications, Inc.(b)	60,300	882,189
General Communication, Inc. Cl. A(a)	213,800	2,116,620
Ubiquitel, Inc.(a)	265,800	2,323,092
		6,000,826
Transportation — 3.0%
CNF, Inc.	41,700	2,189,250
J.B. Hunt Transport Services, Inc.(b)	366,800	6,972,868
Kansas City Southern(a) (b)	305,950	7,131,695
Knight Transportation, Inc.	27,590	672,092
		16,965,905
TOTAL EQUITIES (Cost $392,652,295)		507,283,524
MUTUAL FUND — 0.1%
Investment Management Services
Oil Service HOLDRs Trust(b)	5,170	641,080
TOTAL MUTUAL FUND (Cost $539,606)		641,080
TOTAL LONG TERM INVESTMENTS (Cost $393,191,901)		507,924,604

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 37.2%
Cash Equivalents — 28.0%(c)
Abbey National PLC Eurodollar Time Deposit 3.770%	10/26/2005	$3,469,301	$3,469,301
American Beacon Money Market Fund		1,882,095	1,882,095
Bank of America 3.770%	10/18/2005	2,428,511	2,428,511
Bank of America 3.770%	11/28/2005	4,510,091	4,510,091

7

Bank of Montreal Eurodollar Time Deposit 3.790%	11/01/2005	$5,203,951	$5,203,951
Bank of Nova Scotia Eurodollar Time Deposit 3.750%	11/01/2005	5,203,951	5,203,951
Barclays 3.695%	01/17/2006	1,387,720	1,387,720
Barclays Eurodollar Time Deposit 3.615%	10/03/2005	6,085,153	6,085,153
Barclays Eurodollar Time Deposit 3.700%	10/14/2005	1,040,790	1,040,790
BGI Institutional Money Market Fund		12,142,553	12,142,553
BNP Paribas Eurodollar Time Deposit 3.750%	10/28/2005	3,469,301	3,469,301
Citigroup Eurodollar Time Deposit 3.630%	10/31/2005	6,938,602	6,938,602
Citigroup Eurodollar Time Deposit 3.870%	12/21/2005	3,469,301	3,469,301
Deutsche Bank Eurodollar Time Deposit 3.750%	10/17/2005	3,469,301	3,469,301
Federal Home Loan Bank Discount Note 3.659%	10/14/2005	3,122,371	3,122,371
Fortis Bank Eurodollar Time Deposit 3.720%	10/18/2005	2,081,580	2,081,580
Fortis Bank Eurodollar Time Deposit 3.770%	10/05/2005	4,163,161	4,163,161
Fortis Bank Eurodollar Time Deposit 3.810%	10/07/2005	2,081,580	2,081,580
Freddie Mac Discount Note 3.671%	10/18/2005	2,716,772	2,716,772
Goldman Sachs Financial Square Prime Obligations Money Market Fund		3,317,932	3,317,932
Harris Trust & Savings Bank 3.795%	11/04/2005	2,628,398	2,628,398
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 3.750%	11/01/2005	3,469,301	3,469,301
Lloyds TSB Bank Eurodollar Time Deposit 3.760%	10/28/2005	3,469,301	3,469,301
Merrimac Cash Fund, Premium Class		555,088	555,088
Morgan Stanley Dean Witter & Co. 4.018%	01/13/2006	6,938,602	6,938,602
Royal Bank of Canada Eurodollar Time Deposit 3.780%	10/06/2005	6,938,602	6,938,602
Royal Bank of Canada Eurodollar Time Deposit 3.865%	12/19/2005	3,469,301	3,469,301
Royal Bank of Scotland Eurodollar Time Deposit 3.750%	10/31/2005	3,469,301	3,469,301
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 3.770%	10/26/2005	3,469,301	3,469,301

8

Societe Generale Eurodollar Time Deposit 3.780%	10/03/2005	$3,469,301	$3,469,301
Societe Generale Eurodollar Time Deposit 3.800%	10/04/2005	5,203,951	5,203,951
Svenska Handlesbanken Eurodollar Time Deposit 3.875%	10/03/2005	4,835,309	4,835,309
The Bank of the West Eurodollar Time Deposit 3.760%	10/28/2005	5,550,881	5,550,881
Toronto Dominion Bank Eurodollar Time Deposit 3.680%	10/04/2005	6,938,602	6,938,602
UBS AG Eurodollar Time Deposit 3.750%	10/31/2005	4,163,161	4,163,161
Wachovia Bank NA Eurodollar Time Deposit 3.760%	10/25/2005	3,469,301	3,469,301
Wells Fargo Eurodollar Time Deposit 3.750%	10/07/2005	3,469,301	3,469,301
Wells Fargo Eurodollar Time Deposit 3.770%	10/19/2005	3,469,301	3,469,301
Wells Fargo Eurodollar Time Deposit 3.770%	10/20/2005	3,469,301	3,469,301
			156,629,621
Repurchase Agreement — 9.2%
Investors Bank & Trust Company Repurchase Agreement, dated 09/30/2005, 2.75%, due 10/03/2005(d)		51,046,207	51,046,207
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			207,675,828
TOTAL INVESTMENTS — 128.0% (Cost $600,867,729)(e)			$715,600,432
Other Assets/(Liabilities) — (28.0%)			(156,384,430)
NET ASSETS — 100.0%			$559,216,002

Notes to Portfolio of Investments

ADR - American Depository Receipt.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan (Note 2).
(c)	Represents investments of security lending collateral. (Note 2).
(d)

Maturity value of $51,057,905. Collateralized by U.S. Government Agency obligations with a rate of 4.18%, maturity date of 5/25/2034, and an aggregate market value, including accrued interest, of $53,598,519.

(e)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

9

MassMutual Select Small Company Growth Fund — Portfolio of Investments

September 30, 2005 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 98.8%
COMMON STOCK
Advertising — 1.9%
Aquantive, Inc.(a) (b)	51,400	$1,034,682
Jupitermedia Corp.(a) (b)	43,900	777,469
Marchex, Inc. Cl. B(a) (b)	59,200	980,352
		2,792,503
Aerospace & Defense — 0.2%
MTC Technologies, Inc.(a)	11,100	354,978
Agribusiness — 1.0%
Delta & Pine Land Co.	53,150	1,403,691
Apparel, Textiles & Shoes — 2.5%
Christopher & Banks Corp.	27,900	386,973
HOT Topic, Inc.(a)	60,500	929,280
Maidenform Brands Inc.(a)	31,900	438,625
Quiksilver, Inc.(a)	52,900	764,405
Too, Inc.(a)	32,900	902,447
Volcom, Inc.(a)	5,800	162,458
		3,584,188
Banking, Savings & Loans — 2.6%
Bank of the Ozarks, Inc.	4,100	140,753
Cascade Bancorp	7,075	147,797
Commercial Capital Bancorp, Inc.(b)	43,832	745,144
Encore Capital Group, Inc.(a)	27,900	497,736
Euronet Worldwide, Inc.(a)	15,700	464,563
Glacier Bancorp, Inc.	5,035	155,430
Harbor Florida Bancshares, Inc.	1,900	68,913
SVB Financial Group(a) (b)	27,300	1,327,872
United PanAm Financial Corp.(a)	9,000	224,730
		3,772,938
Broadcasting, Publishing & Printing — 0.4%
Outdoor Channel Holdings, Inc.(a)	38,000	560,880
Building Materials & Construction — 0.1%
Emcor Group, Inc.(a)	2,700	160,110
Chemicals — 2.1%
Applied Films Corp.(a)	54,250	1,139,250
Cabot Microelectronics Corp.(a) (b)	5,500	161,590
SurModics, Inc.(a) (b)	18,050	698,354
Symyx Technologies, Inc.(a)	39,000	1,018,680
		3,017,874

1

Commercial Services — 8.3%
American Ecology Corp.	13,700	$268,794
Corrections Corp. of America(a)	28,100	1,115,570
Decode Genetics, Inc.(a) (b)	103,000	864,170
Duratek, Inc.(a)	60,650	1,108,682
Exact Sciences Corp.(a)	48,900	88,998
Global Payments, Inc.	21,300	1,655,436
Internet Capital Group, Inc.(a)	53,050	467,370
iPayment, Inc.(a)	12,500	473,000
Kosan Biosciences, Inc.(a)	36,100	262,447
Labor Ready, Inc.(a)	12,000	307,800
Lionbridge Technologies, Inc.(a)	62,100	419,175
Navigant Consulting, Inc.(a)	15,400	295,064
Online Resources Corp.(a)	23,600	249,688
Per-Se Technologies, Inc.(a)	26,375	544,907
Resources Connection, Inc.(a) (b)	35,050	1,038,531
Strayer Education, Inc.(b)	5,300	500,956
VistaPrint Ltd.(a)	4,800	70,800
Waste Connections, Inc.(a)	58,550	2,053,934
Wind River Systems, Inc.(a)	23,500	303,855
		12,089,177
Communications — 5.0%
Applied Signal Technology, Inc.	11,000	209,880
Harmonic, Inc.(a)	91,600	533,112
McData Corp. Cl. A(a)	183,550	961,802
Plantronics, Inc.(b)	38,600	1,189,266
Polycom, Inc.(a)	146,300	2,365,671
SBA Communications Corp.(a)	30,500	471,225
Tekelec(a)	69,350	1,452,882
Viasat, Inc.(a)	5,600	143,640
		7,327,478
Computer & Data Processing Services — 0.5%
Digimarc Corp.(a)	117,900	799,362
Computer Integrated Systems Design — 2.7%
Digital Insight Corp.(a)	5,300	138,118
Eclipsys Corp.(a) (b)	71,700	1,279,128
Mentor Graphics Corp.(a)	64,300	552,980
RadiSys Corp.(a) (b)	98,600	1,912,840
		3,883,066
Computer Programming Services — 0.3%
Jamdat Mobile, Inc.(a) (b)	22,700	476,700
Computer Related Services — 1.4%
Corillian Corp.(a)	129,089	413,085
eCollege.com, Inc.(a) (b)	36,900	548,334
Identix, Inc.(a)	129,900	610,530
LivePerson, Inc.(a)	50,000	189,005
Secure Computing Corp.(a)	27,900	316,665
		2,077,619

2

Computers & Information — 3.1%
Emulex Corp.(a) (b)	28,500	$575,985
Immersion Corp.(a)	176,200	1,235,162
Komag, Inc.(a)	20,400	651,984
Maxtor Corp.(a)	260,700	1,147,080
Western Digital Corp.(a)	73,300	947,769
		4,557,980
Data Processing & Preparation — 2.2%
Factset Research Systems, Inc.(b)	50,700	1,786,668
HomeStore, Inc.(a)	224,200	975,270
Netsmart Technologies, Inc.(a) (b)	34,900	426,478
		3,188,416
Electrical Equipment & Electronics — 12.1%
Active Power, Inc.(a)	42,200	174,286
Advanced Energy Industries, Inc.(a)	34,125	367,185
Altera Corp.(a) (b)	84,100	1,607,151
Credence Systems Corp.(a)	146,800	1,171,464
Dolby Laboratories, Inc. Cl. A(a)	44,500	712,000
DRS Technologies, Inc.	6,700	330,712
EMS Technologies, Inc.(a)	60,700	993,659
Entegris, Inc.(a)	27,750	313,575
Genesis Microchip, Inc.(a)	37,400	820,930
Gentex Corp.(b)	24,400	424,560
Integrated Device Technology, Inc.(a)	139,130	1,494,256
Lattice Semiconductor Corp.(a)	380,900	1,630,252
Littelfuse, Inc.(a)	11,935	335,732
Photon Dynamics, Inc.(a)	32,400	620,460
Pixelworks, Inc.(a)	181,400	1,195,426
PLX Technology, Inc.(a)	78,412	653,956
Rudolph Technologies, Inc.(a) (b)	50,000	673,500
Skyworks Solutions, Inc.(a)	133,800	939,276
STATS ChipPAC Ltd. ADR (Singapore)(a) (b)	64,026	402,083
Triquint Semiconductor, Inc.(a)	271,000	953,920
Ultra Clean Holdings(a)	50,600	302,588
Universal Display Corp.(a) (b)	5,200	57,980
Universal Electronics, Inc.(a)	86,575	1,496,882
		17,671,833
Energy — 5.0%
Atwood Oceanics, Inc.(a)	7,000	589,470
Core Laboratories NV(a)	19,425	626,651
Headwaters, Inc.(a) (b)	20,300	759,220
KCS Energy, Inc.(a) (b)	22,100	608,413
Patterson-UTI Energy, Inc.	48,950	1,766,116
TETRA Technologies, Inc.(a)	21,012	655,995
Unit Corp.(a)	40,200	2,222,256
		7,228,121

3

Entertainment & Leisure — 2.4%
Macrovision Corp.(a)	25,600	$488,960
Nevada Gold & Casinos, Inc.(a)	28,200	317,532
SCP Pool Corp.	29,125	1,017,336
Shuffle Master, Inc.(a) (b)	62,950	1,663,769
		3,487,597
Financial Services — 3.1%
BankAtlantic Bancorp, Inc. Cl. A	18,625	316,439
E*TRADE Financial Corp.(a)	120,100	2,113,760
Greenhill & Co., Inc.(b)	18,900	787,941
Morningstar Inc.(a)	8,700	278,400
Mortgageit Holdings Inc. REIT	17,400	247,428
NorthStar Realty Finance Corp. REIT	29,700	278,883
Primus Guaranty, Ltd.(a)	28,460	309,645
Redwood Trust, Inc.(b)	3,500	170,135
		4,502,631
Healthcare — 3.2%
Alliance Imaging, Inc.(a)	58,400	499,320
American Healthways, Inc.(a) (b)	33,100	1,403,440
Horizon Health Corp.(a)	57,100	1,551,407
LifePoint Hospitals, Inc.(a)	15,700	686,561
PainCare Holdings, Inc.(a)	122,300	458,625
		4,599,353
Heavy Machinery — 1.6%
Hydril(a)	7,900	542,256
UNOVA, Inc.(a)	52,200	1,825,956
		2,368,212
Home Construction, Furnishings & Appliances — 1.3%
Meritage Homes Corp.(a)	7,200	551,952
Select Comfort Corp.(a) (b)	24,100	481,518
Tempur-Pedic International, Inc.(a) (b)	75,325	891,848
		1,925,318
Information Retrieval Services — 0.1%
Audible, Inc.(a)	12,600	154,854
Insurance — 1.5%
Centene Corp.(a)	57,350	1,435,471
Philadelphia Consolidated Holding Corp.(a)	8,850	751,365
		2,186,836
Machinery & Components — 1.6%
Actuant Corp. Cl. A	24,000	1,123,200
Brooks Automation, Inc.(a) (b)	92,500	1,233,025
		2,356,225
Medical Supplies — 8.9%
Advanced Medical Optics, Inc.(a)	12,500	474,375
American Medical Systems Holdings, Inc.(a)	84,800	1,708,720
Arrow International, Inc.	28,250	796,650

4

ArthoCare Corp.(a)	16,400	$659,608
AtriCure, Inc.(a)	11,000	152,900
Cooper Cos., Inc.(b)	10,000	766,100
DJ Orthopedics, Inc.(a)	34,200	989,748
FEI Co.(a) (b)	50,900	979,825
Inamed Corp.(a)	21,450	1,623,336
Ista Pharmaceuticals, Inc.(a)	33,200	220,448
Langer Inc.(a)	30,800	156,587
Oyo Geospace Corp.(a)	34,650	686,417
PSS World Medical, Inc.(a)	68,600	915,124
Respironics, Inc.(a)	58,400	2,463,312
Thoratec Corp.(a) (b)	24,975	443,556
		13,036,706
Metals & Mining — 3.7%
Aleris International, Inc.(a)	98,500	2,703,825
General Cable Corp.(a)	67,300	1,130,640
James River Coal Co(a)	7,100	358,337
NS Group, Inc.(a)	27,100	1,063,675
Oregon Steel Mills, Inc.(a)	5,300	147,870
		5,404,347
Pharmaceuticals — 9.5%
Alkermes, Inc.(a) (b)	31,700	532,560
BioScrip, Inc.(a)	49,700	323,050
Cell Genesys, Inc.(a) (b)	145,800	798,984
Cephalon, Inc.(a) (b)	75,000	3,481,500
Connetics Corp.(a)	39,300	664,563
Cubist Pharmaceuticals, Inc.(a)	65,400	1,408,716
Dendreon Corp.(a) (b)	55,525	372,573
Isis Pharmaceuticals, Inc.(a) (b)	65,400	330,270
Medarex, Inc.(a) (b)	111,400	1,060,528
Medicis Pharmaceutical Corp. Cl. A(b)	22,175	722,018
Neose Technologies, Inc.(a)	76,500	179,775
OraSure Technologies, Inc.(a)	39,800	375,314
Pain Therapeutics, Inc.(a)	25,000	157,250
Par Pharmaceutical Cos., Inc.(a) (b)	25,900	689,458
Taro Pharmaceutical Industries Ltd.(a) (b)	26,700	686,991
Telik, Inc.(a)	67,800	1,109,208
Third Wave Technologies, Inc.(a)	141,100	698,445
Transgenomic, Inc.(a)	126,200	126,200
Vasogen, Inc.(a) (b)	50,600	106,766
		13,824,169
Prepackaged Software — 3.9%
Advent Software, Inc.(a)	5,600	150,864
Ansys, Inc.(a)	42,300	1,628,127
Datastream Systems, Inc.(a)	167,525	1,323,448
Motive, Inc.(a)	50,900	322,706
Open Solutions, Inc.(a)	11,700	255,294
Red Hat, Inc.(a) (b)	67,800	1,436,682

5

TradeStation Group, Inc.(a)	55,500	$562,770
		5,679,891
Restaurants — 0.8%
Buffalo Wild Wings, Inc.(a) (b)	11,300	299,450
Red Robin Gourmet Burgers, Inc.(a) (b)	20,400	935,136
		1,234,586
Retail — 5.0%
A.C. Moore Arts & Crafts, Inc.(a) (b)	31,150	597,457
Blue Nile, Inc.(a) (b)	27,950	884,338
Build-A-Bear Workshop, Inc.(a) (b)	29,450	656,735
Cabela’s, Inc. Cl. A(a) (b)	44,000	808,280
Cash America International, Inc.	31,675	657,256
Cost Plus, Inc.(a)	6,400	116,160
Genesco, Inc.(a)	55,075	2,050,993
Knoll, Inc.	50,300	924,514
Marvel Entertainment, Inc.(a) (b)	14,250	254,648
Tractor Supply Co.(a)	6,900	314,985
		7,265,366
Transportation — 0.8%
OMI Corp.(b)	65,600	1,172,272
TOTAL EQUITIES (Cost $140,181,145)		144,145,277

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 28.1%
Cash Equivalents — 26.5%(c)
Abbey National PLC Eurodollar Time Deposit 3.770%	10/26/2005	$857,398	$857,398
American Beacon Money Market Fund		465,139	465,139
Bank of America Bank Note 3.770%	10/18/2005	600,180	600,180
Bank of America Bank Note 3.770%	11/28/2005	1,114,619	1,114,619
Bank of Montreal Eurodollar Time Deposit 3.790%	11/01/2005	1,286,099	1,286,099
Bank of Nova Scotia Eurodollar Time Deposit 3.750%	11/01/2005	1,286,099	1,286,099
Barclays Eurodollar Time Deposit 3.615%	10/03/2005	1,503,877	1,503,877
Barclays Eurodollar Time Deposit 3.695%	01/17/2006	342,959	342,959
Barclays Eurodollar Time Deposit 3.700%	10/14/2005	257,220	257,220
BGI Institutional Money Market Fund		3,000,896	3,000,896
BNP Paribas Eurodollar Time Deposit 3.750%	10/28/2005	857,399	857,399
Citigroup Eurodollar Time Deposit 3.630%	10/31/2005	1,714,797	1,714,797

6

Citigroup Eurodollar Time Deposit 3.870%	12/21/2005	$857,399	$857,399
Deutsche Bank Eurodollar Time Deposit 3.750%	10/17/2005	857,399	857,399
Federal Home Loan Bank Discount Note 3.659%	10/14/2005	771,659	771,659
Fortis Bank Eurodollar Time Deposit 3.720%	10/18/2005	514,439	514,439
Fortis Bank Eurodollar Time Deposit 3.770%	10/05/2005	1,028,878	1,028,878
Fortis Bank Eurodollar Time Deposit 3.810%	10/07/2005	514,439	514,439
Freddie Mac Discount Note 3.671%	10/18/2005	671,419	671,419
Goldman Sachs Financial Square Prime Obligations Money Market Fund		819,989	819,989
Harris Trust & Savings Bank 3.795%	11/04/2005	649,579	649,579
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 3.750%	11/01/2005	857,399	857,399
Lloyds TSB Bank Eurodollar Time Deposit 3.760%	10/28/2005	857,399	857,399
Merrimac Cash Fund, Premium Class		137,184	137,184
Morgan Stanley Dean Witter & Co. 4.018%	01/13/2006	1,714,797	1,714,797
Royal Bank of Canada Eurodollar Time Deposit 3.780%	10/06/2005	1,714,797	1,714,797
Royal Bank of Canada Eurodollar Time Deposit 3.865%	12/19/2005	857,399	857,399
Royal Bank of Scotland Eurodollar Time Deposit 3.750%	10/31/2005	857,399	857,399
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 3.770%	10/26/2005	857,399	857,399
Societe Generale Eurodollar Time Deposit 3.780%	10/03/2005	857,399	857,399
Societe Generale Eurodollar Time Deposit 3.800%	10/04/2005	1,286,099	1,286,099
Svenska Handlesbanken Eurodollar Time Deposit 3.875%	10/03/2005	1,194,992	1,194,992
The Bank of the West Eurodollar Time Deposit 3.760%	10/28/2005	1,371,838	1,371,838
Toronto Dominion Bank Eurodollar Time Deposit 3.680%	10/04/2005	1,714,797	1,714,797
UBS AG Eurodollar Time Deposit 3.750%	10/31/2005	1,028,878	1,028,878
Wachovia Bank NA Eurodollar Time Deposit 3.760%	10/25/2005	857,399	857,399

7

Wells Fargo Eurodollar Time Deposit 3.750%	10/07/2005	$857,399	$857,399
Wells Fargo Eurodollar Time Deposit 3.770%	10/19/2005	857,399	857,399
Wells Fargo Eurodollar Time Deposit 3.770%	10/20/2005	857,399	857,399
			38,709,254
Repurchase Agreement — 1.6%
Investors Bank & Trust Company Repurchase Agreement, dated 09/30/2005, 2.75%, due 10/03/2005(d)		2,294,453	2,294,453
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			41,003,707
TOTAL INVESTMENTS — 126.9% (Cost $181,184,852)(e)			$185,148,984
Other Assets/(Liabilities) — (26.9%)			(39,268,730)
NET ASSETS — 100.0%			$145,880,254

Notes to Portfolio of Investments

ADR - American Depository Receipt.

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan (Note 2).
(c)	Represents investments of security lending collateral. (Note 2).
(d)

Maturity value of $2,294,979. Collateralized by U.S. Government Agency Obligation with a rate of 4.218%, maturity date of 01/15/28, and an aggregate market value, including accrued interest, of $2,409,176.

(e)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

8

MassMutual Select Emerging Growth Fund — Portfolio of Investments

September 30, 2005 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 98.9%
COMMON STOCK
Advertising — 3.4%
Aquantive, Inc.(a) (b)	61,320	$1,234,372
Marchex, Inc. Cl. B(a) (b)	49,130	813,593
Valueclick, Inc.(a) (b)	126,748	2,166,126
		4,214,091
Apparel, Textiles & Shoes — 0.9%
bebe Stores, Inc.	46,240	809,200
Volcom, Inc.(a)	10,800	302,508
		1,111,708
Banking, Savings & Loans — 2.9%
Euronet Worldwide, Inc.(a)	43,895	1,298,853
PrivateBancorp, Inc.(b)	37,101	1,271,822
SVB Financial Group(a) (b)	21,880	1,064,243
		3,634,918
Beverages — 0.2%
Peet’s Coffee & Tea, Inc.(a)	9,210	282,010
Building Materials & Construction — 1.4%
Chemed Corp.	24,130	1,045,794
Merge Technologies, Inc.(a) (b)	45,220	772,810
		1,818,604
Commercial Services — 12.9%
The Advisory Board Co.(a)	20,121	1,047,097
AMN Healthcare Services, Inc.(a)	89,300	1,381,471
Bright Horizons Family Solutions, Inc.(a)	56,200	2,158,080
CRA International, Inc.(a)	17,390	724,989
eResearch Technology, Inc.(a) (b)	62,066	880,717
Global Payments, Inc.	11,970	930,308
Greenfield Online, Inc.(a) (b)	27,550	149,872
Huron Consulting Group, Inc.(a)	23,112	619,864
Keryx Biopharmaceuticals(a)	40,970	645,687
Lifecell Corp.(a)	40,820	882,937
Magellan Health Services, Inc.(a)	16,720	587,708
MPS Group, Inc.(a)	26,840	316,712
Navigant Consulting, Inc.(a)	46,440	889,790
Portfolio Recovery Associates, Inc.(a) (b)	27,020	1,166,724
Resources Connection, Inc.(a) (b)	26,130	774,232
Universal Technical Institute, Inc.(a)	42,400	1,509,864
VistaPrint Ltd.(a)	2,150	32,787

1

WebSideStory, Inc.(a)	47,920	$849,142
Wind River Systems, Inc.(a)	56,000	724,080
		16,272,061
Communications — 3.5%
AudioCodes Ltd.(a)	86,840	956,108
Lifeline Systems, Inc.(a)	40,716	1,361,136
Nice Systems Ltd.(a)	14,510	655,562
Openwave Systems, Inc.(a) (b)	41,110	739,158
PowerDsine Ltd.(a)	62,480	688,530
		4,400,494
Computer Integrated Systems Design — 1.5%
Mercury Computer Systems, Inc.(a)	26,004	682,605
Optimal Robotics Corp.(a)	23,690	489,909
TALX Corp.	22,080	724,003
		1,896,517
Computer Programming Services — 1.8%
CACI International, Inc. Cl. A(a)	15,530	941,118
Jamdat Mobile, Inc.(a) (b)	62,290	1,308,090
		2,249,208
Computer Related Services — 1.6%
CNET Networks, Inc.(a)	44,860	608,750
eCollege.com, Inc.(a)	26,800	398,248
NetFlix, Inc.(a) (b)	37,540	975,665
		1,982,663
Computers & Information — 5.8%
Emulex Corp.(a) (b)	47,108	952,053
Micros Systems, Inc.(a)	18,697	817,994
M-Systems Flash Disk Pioneers Ltd.(a) (b)	104,630	3,130,530
Redback Networks, Inc.(a)	80,500	798,560
Scientific Games Corp. Cl. A(a)	31,500	976,500
SRA International, Inc. Cl. A(a)	17,780	630,834
		7,306,471
Data Processing & Preparation — 0.6%
Linktone Limited ADR (China)(a) (b)	21,900	239,148
Tom Online, Inc., ADR(a)	23,600	464,920
		704,068
Electrical Equipment & Electronics — 9.4%
Advanced Analogic Technologies, Inc.(a)	8,780	98,248
Ceradyne, Inc.(a) (b)	25,710	943,043
Credence Systems Corp.(a)	89,540	714,529
Cree, Inc.(a) (b)	42,350	1,059,597
DRS Technologies, Inc.	24,950	1,231,532
Ixia(a)	63,152	928,966
Netlogic Microsystems, Inc.(a) (b)	43,970	949,312
O2Micro International Ltd.(a)	101,830	1,602,804
Photon Dynamics, Inc.(a)	50,870	974,160
Portalplayer, Inc.(a) (b)	26,690	732,107

2

SiRF Technology Holdings, Inc.(a)	30,670	$924,087
Tessera Technologies, Inc.(a) (b)	24,012	718,199
Virage Logic Corp.(a)	76,280	591,170
Volterra Semiconductor Corp.(a) (b)	34,530	423,683
		11,891,437
Energy — 2.9%
Bill Barrett Corp.(a)	11,330	417,171
Denbury Resources, Inc.(a)	22,680	1,143,979
Unit Corp.(a)	37,630	2,080,186
		3,641,336
Financial Services — 3.8%
Affiliated Managers Group, Inc.(a) (b)	20,010	1,449,124
Boston Private Financial Holdings, Inc.	51,840	1,375,834
East West Bancorp, Inc.	17,351	590,628
GFI Group, Inc.(a)	23,870	982,728
Investment Technology Group, Inc.(a)	11,300	334,480
		4,732,794
Foods — 1.1%
Provide Commerce, Inc.(a) (b)	16,830	408,464
United Natural Foods, Inc.(a) (b)	29,020	1,026,147
		1,434,611
Healthcare — 4.4%
Allscripts Healthcare Solutions, Inc.(a) (b)	7,270	131,005
American Healthways, Inc.(a) (b)	17,650	748,360
Matria Healthcare, Inc.(a)	38,875	1,467,531
Option Care, Inc.	77,285	1,131,452
Radiation Therapy Services, Inc.(a) (b)	27,180	865,955
United Surgical Partners International, Inc.(a)	31,345	1,225,903
		5,570,206
Heavy Machinery — 1.1%
Hydril(a)	19,920	1,367,309
Home Construction, Furnishings & Appliances — 0.0%
Miller (Herman), Inc.	1,820	55,146
Information Retrieval Services — 1.8%
Bankrate, Inc.(a) (b)	26,940	738,964
Digital River, Inc.(a)	28,270	985,209
Infospace, Inc.(a) (b)	22,037	526,023
WebMD Health Corp., Cl. A(a)	950	23,417
		2,273,613
Insurance — 1.5%
Centene Corp.(a)	32,680	817,980
Tower Group, Inc.	70,917	1,072,265
		1,890,245
Internet Software — 1.1%
WebEx Communications, Inc.(a) (b)	54,636	1,339,128

3

Lodging — 1.6%
Four Seasons Hotels, Inc.(b)	16,780	$963,172
Station Casinos, Inc.	16,600	1,101,576
		2,064,748
Machinery & Components — 2.2%
Grant Prideco, Inc.(a)	44,850	1,823,152
Ultratech, Inc.(a)	61,890	964,865
		2,788,017
Medical Supplies — 6.6%
Armor Holdings, Inc.(a) (b)	25,640	1,102,776
Hologic, Inc.(a)	10,610	612,727
I-Flow Corp.(a) (b)	73,560	1,008,508
Illumina, Inc.(a)	60,130	770,265
Intralase Corp.(a) (b)	29,300	431,003
IRIS International, Inc.(a)	12,900	237,876
Kyphon, Inc.(a) (b)	6,290	276,383
NuVasive, Inc.(a)	31,600	592,184
SonoSite, Inc.(a)	9,450	280,476
Symmetry Medical, Inc.(a)	29,720	704,364
Syneron Medical Ltd.(a) (b)	36,440	1,331,518
Ventana Medical Systems, Inc.(a)	13,100	498,717
Vital Images, Inc.(a)	18,600	414,036
		8,260,833
Pharmaceuticals — 7.9%
Alexion Pharmaceuticals, Inc.(a) (b)	47,670	1,319,506
Angiotech Pharmaceuticals, Inc.(a)	73,200	1,026,264
Atherogenics, Inc.(a) (b)	48,605	779,138
CV Therapeutics, Inc.(a) (b)	17,470	467,323
Discovery Laboratories, Inc.(a)	63,900	412,155
First Horizon Pharmaceutical Corp.(a) (b)	59,770	1,187,630
Nabi Biopharmaceuticals(a)	68,950	903,245
NitroMed, Inc.(a) (b)	57,230	1,030,140
Rigel Pharmaceuticals, Inc.(a)	62,040	1,474,691
Salix Pharmaceuticals Ltd.(a)	64,250	1,365,313
		9,965,405
Prepackaged Software — 6.9%
Blackboard, Inc.(a) (b)	38,164	954,482
Epicor Software Corp.(a)	71,650	931,450
Hyperion Solutions Corp.(a)	22,620	1,100,463
Informatica Corp.(a)	65,130	782,863
MicroStrategy, Inc. Cl. A(a)	18,300	1,286,307
Quest Software, Inc.(a)	83,700	1,261,359
Salesforce.com, Inc.(a) (b)	16,660	385,179
Taleo Corp., Cl. A(a)	40,420	545,670
Ultimate Software Group, Inc.(a)	27,780	511,708
Witness Systems, Inc.(a)	47,350	989,142
		8,748,623

4

Real Estate — 0.3%
ZipRealty, Inc.(a) (b)	32,160	$409,718
Restaurants — 2.7%
California Pizza Kitchen, Inc.(a)	60,828	1,778,611
P.F. Chang’s China Bistro, Inc.(a) (b)	14,228	637,841
Texas Roadhouse, Inc., Cl. A(a)	61,700	919,330
		3,335,782
Retail — 3.9%
Central Garden & Pet Co.(a) (b)	13,370	604,993
Coldwater Creek, Inc.(a)	34,890	879,926
GSI Commerce, Inc.(a) (b)	72,178	1,436,342
Hibbett Sporting Goods, Inc.(a)	42,883	954,147
Zumiez, Inc.(a)	31,210	1,018,382
		4,893,790
Telephone Utilities — 2.1%
Equinix, Inc.(a) (b)	23,250	968,363
j2 Global Communications, Inc.(a) (b)	40,556	1,639,274
		2,607,637
Transportation — 1.1%
UTI Worldwide, Inc.	17,756	1,379,641
TOTAL EQUITIES (Cost $111,913,923)		124,522,832

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 37.7%
Cash Equivalents — 30.4%(c)
Abbey National PLC Eurodollar Time Deposit 3.770%	10/26/2005	$849,231	$849,231
American Beacon Money Market Fund		460,708	460,708
Bank of America 3.770%	10/18/2005	594,462	594,462
Bank of America 3.770%	11/28/2005	1,104,002	1,104,002
Bank of Montreal Eurodollar Time Deposit 3.790%	11/01/2005	1,273,848	1,273,848
Bank of Nova Scotia Eurodollar Time Deposit 3.750%	11/01/2005	1,273,848	1,273,848
Barclays 3.695%	01/17/2006	339,693	339,693
Barclays Eurodollar Time Deposit 3.615%	10/03/2005	1,489,553	1,489,553
Barclays Eurodollar Time Deposit 3.700%	10/14/2005	254,770	254,770
BGI Institutional Money Market Fund		2,972,312	2,972,312
BNP Paribas Eurodollar Time Deposit 3.750%	10/28/2005	849,232	849,232

5

Citigroup Eurodollar Time Deposit 3.630%	10/31/2005	$1,698,464	$1,698,464
Citigroup Eurodollar Time Deposit 3.870%	12/21/2005	849,232	849,232
Deutsche Bank Eurodollar Time Deposit 3.750%	10/17/2005	849,232	849,232
Federal Home Loan Bank Discount Note 3.659%	10/14/2005	764,309	764,309
Fortis Bank Eurodollar Time Deposit 3.720%	10/18/2005	509,539	509,539
Fortis Bank Eurodollar Time Deposit 3.770%	10/05/2005	1,019,078	1,019,078
Fortis Bank Eurodollar Time Deposit 3.810%	10/07/2005	509,539	509,539
Freddie Mac Discount Note 3.671%	10/18/2005	665,024	665,024
Goldman Sachs Financial Square Prime Obligations Money Market Fund		812,179	812,179
Harris Trust & Savings Bank 3.795%	11/04/2005	643,392	643,392
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 3.750%	11/01/2005	849,232	849,232
Lloyds TSB Bank Eurodollar Time Deposit 3.760%	10/28/2005	849,232	849,232
Merrimac Cash Fund, Premium Class		135,877	135,877
Morgan Stanley Dean Witter & Co. 4.018%	01/13/2006	1,698,464	1,698,464
Royal Bank of Canada Eurodollar Time Deposit 3.780%	10/06/2005	1,698,464	1,698,464
Royal Bank of Canada Eurodollar Time Deposit 3.865%	12/19/2005	849,232	849,232
Royal Bank of Scotland Eurodollar Time Deposit 3.750%	10/31/2005	849,232	849,232
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 3.770%	10/26/2005	849,232	849,232
Societe Generale Eurodollar Time Deposit 3.780%	10/03/2005	849,232	849,232
Societe Generale Eurodollar Time Deposit 3.800%	10/04/2005	1,273,848	1,273,848
Svenska Handlesbanken Eurodollar Time Deposit 3.875%	10/03/2005	1,183,610	1,183,610
The Bank of the West Eurodollar Time Deposit 3.760%	10/28/2005	1,358,771	1,358,771
Toronto Dominion Bank Eurodollar Time Deposit 3.680%	10/04/2005	1,698,464	1,698,464
UBS AG Eurodollar Time Deposit 3.750%	10/31/2005	1,019,078	1,019,078

6

Wachovia Bank NA Eurodollar Time Deposit 3.760%	10/25/2005	$849,232	$849,232
Wells Fargo Eurodollar Time Deposit 3.750%	10/07/2005	849,232	849,232
Wells Fargo Eurodollar Time Deposit 3.770%	10/19/2005	849,232	849,232
Wells Fargo Eurodollar Time Deposit 3.770%	10/20/2005	849,232	849,232
			38,340,543
Repurchase Agreement — 7.3%
Investors Bank & Trust Company Repurchase Agreement, dated 9/30/05, 2.75%, due 10/03/2005(d)		9,161,373	9,161,373
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			47,501,916
TOTAL INVESTMENTS — 136.6% (Cost $159,415,839)(e)			$172,024,748
Other Assets/(Liabilities) — (36.6%)			(46,048,289)
NET ASSETS — 100.0%			$125,976,459

Notes to Portfolio of Investments

ADR - American Depository Receipt.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan (Note 2).
(c)	Represents investments of security lending collateral. (Note 2).
(d)

Maturity value of $9,163,472. Collateralized by U.S. Government Agency obligations with a rate of 7.125%, maturity date of 03/25/2015, and an aggregate market value, including accrued interest, of $9,619,441.

(e)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

7

MassMutual Select Overseas Fund — Portfolio of Investments

September 30, 2005 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 95.1%
COMMON STOCK
Advertising — 2.1%
Aegis Group PLC	2,831,400	$6,985,014
Publicis Groupe(a)	273,000	8,701,560
		15,686,574
Apparel, Textiles & Shoes — 2.0%
Chargeurs SA	18,058	475,428
Giordano International Limited	3,404,000	2,350,079
Hennes & Mauritz AB Cl. B	120,100	4,286,201
Next PLC	169,520	4,174,425
Toray Industries, Inc.	675,000	3,618,494
		14,904,627
Automotive & Parts — 4.3%
Bayerische Motoren Werke AG(a)	273,400	12,854,509
Bridgestone Corp.	227,000	4,899,665
Honda Motor Co. Limited	146,500	8,307,928
Toyota Motor Corp.	151,000	6,979,851
		33,041,953
Banking, Savings & Loans — 14.5%
Australia & New Zealand Banking Group Limited	483,300	8,822,492
Banco Bilbao Vizcaya Argentaria SA	366,373	6,449,048
Banco Popolare di Verona e Novara Scrl	185,900	3,508,763
Bangkok Bank PCL	759,100	2,112,292
Bank Central Asia Tbk PT	4,931,500	1,652,949
Bank of Ireland	96,000	1,518,644
Bank of Ireland (GBP)	602,200	9,491,066
BNP Paribas SA	80,800	6,150,320
Credit Agricole SA	192,374	5,653,906
Credit Suisse Group	210,200	9,321,277
Depfa Bank PLC	220,230	3,536,413
Erste Bank der oesterreichischen Sparkassen AG	120,863	6,473,829
Julius Baer Holding AG	18,423	1,443,489
Kookmin Bank	166,000	9,841,894
Lloyds TSB Group PLC	862,000	7,111,267
OTP Bank Rt, GDR	51,977	4,470,022
Powszechna Kasa Oszczednosci Bank Polski SA	153,300	1,484,031
Sanpaolo IMI SpA(a)	140,900	2,191,234
Shinsei Bank Limited	722,000	4,575,823
UniCredito Italiano SpA(a)	1,820,859	10,277,471
United Overseas Bank Limited	561,000	4,685,670
		110,771,900

1

Beverages — 4.0%
Diageo PLC	1,213,747	$17,453,677
Heineken Holding NV Cl. A	196,250	5,791,025
Heineken NV	32,250	1,036,475
Lotte Chilsung Beverage Co. Limited	4,582	4,374,144
Pernod-Ricard SA	10,625	1,879,193
		30,534,514
Broadcasting, Publishing & Printing — 4.4%
British Sky Broadcasting Group PLC	670,000	6,624,619
Grupo Televisa SA Sponsored ADR (Mexico)(a)	117,100	8,397,241
Johnston Press PLC	219,000	1,919,677
Reed Elsevier NV	252,623	3,455,678
Societe Television Francaise 1	126,474	3,359,368
Vivendi Universal SA	199,400	6,521,124
Yell Group PLC	348,018	2,936,228
		33,213,935
Chemicals — 6.0%
Air Liquide SA	46,649	8,599,234
Akzo Nobel, Inc.	231,000	10,083,713
Givaudan SA Registered(a)	10,600	6,798,262
Kaneka Corp.	154,000	2,023,737
Lonza Group AG Registered(a)	125,500	7,419,014
Nitto Denko Corp.	64,900	3,668,526
Syngenta AG(b)	71,052	7,450,173
		46,042,659
Commercial Services — 0.6%
Michael Page International PLC	980,800	4,257,936
Communications — 4.9%
SK Telecom Co. Limited	63,730	12,456,880
SK Telecom Co. Limited ADR (South Korea)	5,500	120,120
Telefonaktiebolaget LM Ericsson Cl. B	695,000	2,557,425
Telefonica SA	454,762	7,457,134
Vodafone Group PLC	5,615,666	14,616,970
		37,208,529
Computer & Other Data Processing Service — 0.2%
Business Objects SA(b)	51,268	1,786,978
Computer Related Services — 0.6%
Meitec Corp.	148,700	4,774,884
Computers & Information — 1.0%
Canon, Inc.	134,500	7,304,548
Consumer Services — 1.3%
Hilton Group PLC	1,349,273	7,485,779
Veolia Environment	63,896	2,701,322
		10,187,101

2

Cosmetics & Personal Care — 3.3%
L’Oreal SA(a)	77,000	$5,981,200
Reckitt Benckiser PLC	413,738	12,610,986
Uni-Charm Corp.	155,000	6,714,657
		25,306,843
Electric Utilities — 0.4%
Iberdrola SA	116,573	3,262,066
Electrical Equipment & Electronics — 3.7%
Koninklijke Philips Electronics NV	137,000	3,646,722
Murata Manufacturing Co., Ltd.	21,900	1,230,848
Omron Corp.	56,600	1,385,045
Ricoh Co. Limited	216,000	3,385,258
Samsung Electronics Co., Ltd.	16,098	9,137,914
Schneider Electric SA	118,444	9,368,583
		28,154,370
Electronics — 0.8%
Rohm Co. Limited	72,500	6,313,936
Energy — 3.8%
BG Group PLC	220,478	2,093,326
BP PLC	410,000	4,844,858
CNOOC Limited	8,237,000	5,957,340
EnCana Corp.	110,200	6,403,520
Total SA	34,390	9,360,906
		28,659,950
Entertainment & Leisure — 0.9%
William Hill PLC	683,646	7,032,161
Financial Services — 4.9%
Daiwa Securities Group, Inc.	876,000	6,914,279
Deutsche Boerse AG	97,000	9,281,330
Euronext	291,000	12,823,184
UBS AG Registered	96,879	8,247,084
		37,265,877
Food Retailers — 0.0%
J Sainsbury PLC	641,000	6,410
Foods — 4.9%
Cadbury Schweppes PLC	894,000	9,022,554
Groupe Danone	26,335	2,860,277
Nestle SA	74,600	21,877,318
Tesco PLC	681,677	3,721,709
		37,481,858
Heavy Machinery — 0.4%
Atlas Copco AB Cl. A	159,400	3,089,731
Household Products — 1.1%
Henkel KGaA	98,100	8,379,271

3

Industrial - Diversified — 0.2%
Enodis PLC(b)	777,300	$1,761,978
Industrial Services — 0.8%
Asahi Glass Co. Limited	588,000	6,194,066
Insurance — 2.1%
AXA SA	291,837	8,027,388
Hannover Rueckversicherungs AG(a)	106,000	3,675,155
QBE Insurance Group Limited	308,962	4,406,420
		16,108,963
Manufacturing — 1.2%
Sandvik AB	180,600	8,990,709
Medical Supplies — 0.8%
Orbotech Limited(b)	39,100	978,282
Smith & Nephew PLC	446,328	3,748,237
Synthes, Inc.	13,853	1,622,513
		6,349,032
Metals & Mining — 0.3%
Cia Vale do Rio Doce ADR (Brazil)(a)	57,500	2,521,950
Miscellaneous — 0.7%
LVMH Moet Hennessy Louis Vuitton SA	66,326	5,477,771
Oil & Gas — 0.6%
Tokyo Gas Co. Limited	1,163,000	4,745,025
Pharmaceuticals — 9.0%
AstraZeneca PLC	134,535	6,288,642
Chugai Pharmaceutical Co. Ltd.	113,600	2,179,084
GlaxoSmithKline PLC	544,700	13,865,831
Novartis AG	202,600	10,289,490
Roche Holding AG	72,602	10,100,292
Sanofi-Aventis	121,693	10,075,740
Schering AG	70,801	4,486,456
Takeda Pharmaceutical Co. Limited(a)	196,900	11,764,597
		69,050,132
Prepackaged Software — 0.5%
Check Point Software Technologies Limited(b)	153,500	3,733,120
Real Estate — 0.0%
United Overseas Land Limited	56,100	77,616
Retail — 2.7%
Esprit Holdings Limited	362,500	2,717,002
Signet Group PLC	4,474,000	8,117,769
The Swatch Group AG Cl. B	55,300	7,629,689
Wal-Mart de Mexico SA de CV Cl. V	405,900	2,061,786
		20,526,246
Telecommunications — 1.4%
NTT DoCoMo, Inc.	5,800	10,413,991

4

Telephone Utilities — 1.6%
Fastweb(b)	45,251	$2,026,235
Hutchison Telecommunications International Ltd.(b)	3,742,000	5,430,671
Singapore Telecommunications Ltd.	3,273,000	4,747,245
		12,204,151
Tobacco — 0.7%
KT&G Corp.	113,000	4,906,519
Toys, Games — 0.6%
Nintendo Co. Limited	38,000	4,458,045
Transportation — 1.8%
Associated British Ports Holdings PLC	782,200	7,252,962
Canadian National Railway Co.	90,800	6,445,892
		13,698,854
TOTAL EQUITIES (Cost $629,622,688)		725,886,779

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 10.2%
Cash Equivalents — 6.2%(c)
Abbey National PLC Eurodollar Time Deposit 3.770%	10/26/2005	$1,056,577	$1,056,577
American Beacon Money Market Fund		573,192	573,192
Bank of America 3.770%	10/18/2005	739,604	739,604
Bank of America 3.770%	11/28/2005	1,373,551	1,373,551
Bank of Montreal Eurodollar Time Deposit 3.790%	11/01/2005	1,584,865	1,584,865
Bank of Nova Scotia Eurodollar Time Deposit 3.750%	11/01/2005	1,584,865	1,584,865
Barclays 3.695%	01/17/2006	422,631	422,631
Barclays Eurodollar Time Deposit 3.615%	10/03/2005	1,853,236	1,853,236
Barclays Eurodollar Time Deposit 3.700%	10/14/2005	316,973	316,973
BGI Institutional Money Market Fund		3,698,020	3,698,020
BNP Paribas Eurodollar Time Deposit 3.750%	10/28/2005	1,056,577	1,056,577
Citigroup Eurodollar Time Deposit 3.630%	10/31/2005	2,113,154	2,113,154
Citigroup Eurodollar Time Deposit 3.870%	12/21/2005	1,056,577	1,056,577
Deutsche Bank Eurodollar Time Deposit 3.750%	10/17/2005	1,056,577	1,056,577
Federal Home Loan Bank Discount Note 3.659%	10/14/2005	950,919	950,919

5

Fortis Bank Eurodollar Time Deposit 3.720%	10/18/2005	$633,946	$633,946
Fortis Bank Eurodollar Time Deposit 3.770%	10/05/2005	1,267,893	1,267,893
Fortis Bank Eurodollar Time Deposit 3.810%	10/07/2005	633,946	633,946
Freddie Mac Discount Note 3.671%	10/18/2005	827,394	827,394
Goldman Sachs Financial Square Prime Obligations Money Market Fund		1,010,477	1,010,477
Harris Trust & Savings Bank 3.795%	11/04/2005	800,480	800,480
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 3.750%	11/01/2005	1,056,577	1,056,577
Lloyds TSB Bank Eurodollar Time Deposit 3.760%	10/28/2005	1,056,577	1,056,577
Merrimac Cash Fund, Premium Class		169,052	169,052
Morgan Stanley Dean Witter & Co. 4.018%	01/13/2006	2,113,154	2,113,154
Royal Bank of Canada Eurodollar Time Deposit 3.780%	10/06/2005	2,113,154	2,113,154
Royal Bank of Canada Eurodollar Time Deposit 3.865%	12/19/2005	1,056,577	1,056,577
Royal Bank of Scotland Eurodollar Time Deposit 3.750%	10/31/2005	1,056,577	1,056,577
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 3.770%	10/26/2005	1,056,577	1,056,577
Societe Generale Eurodollar Time Deposit 3.780%	10/03/2005	1,056,577	1,056,577
Societe Generale Eurodollar Time Deposit 3.800%	10/04/2005	1,584,865	1,584,865
Svenska Handlesbanken Eurodollar Time Deposit 3.875%	10/03/2005	1,472,596	1,472,596
The Bank of the West Eurodollar Time Deposit 3.760%	10/28/2005	1,690,523	1,690,523
Toronto Dominion Bank Eurodollar Time Deposit 3.680%	10/04/2005	2,113,154	2,113,154
UBS AG Eurodollar Time Deposit 3.750%	10/31/2005	1,267,893	1,267,893
Wachovia Bank NA Eurodollar Time Deposit 3.760%	10/25/2005	1,056,577	1,056,577
Wells Fargo Eurodollar Time Deposit 3.750%	10/07/2005	1,056,577	1,056,577
Wells Fargo Eurodollar Time Deposit 3.770%	10/19/2005	1,056,577	1,056,577
Wells Fargo Eurodollar Time Deposit 3.770%	10/20/2005	1,056,579	1,056,579
			47,701,617

6

Repurchase Agreement — 4.0%
Investors Bank & Trust Company Repurchase Agreement, dated 09/30/2005, 2.75%, due 10/03/2005(d)	$30,347,965	$30,347,965
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		78,049,582
TOTAL INVESTMENTS — 105.3% (Cost $707,672,270)(e)		$803,936,361
Other Assets/(Liabilities) — (5.3%)		(40,238,087)
NET ASSETS — 100.0%		$763,698,274

Notes to Portfolio of Investments

ADR - American Depository Receipt.

GDR - Global Depository Receipt.

(a)	Denotes all or a portion of security on loan (Note 2).
(b)	Non-income producing security.
(c)	Represents investments of security lending collateral. (Note 2).
(d)

Maturity value of $30,354,920. Collateralized by U.S. Government Agency obligations with a rate of 4.268%, maturity date of 4/15/2034, and an aggregate market value, including accrued interest, of $31,865,363.

(e)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

7

MassMutual Select Destination Retirement Income Fund — Portfolio of Investments

September 30, 2005 (Unaudited)

	Number of
	Shares	Market Value
MUTUAL FUNDS — 100.0%
Financial Services
MassMutual Premier Core Bond Fund, Class S	3,861,549	$43,017,659
MassMutual Premier Diversified Bond Fund, Class S	3,953,660	43,015,821
MassMutual Premier Inflation Protected Bond Fund, Class S	4,219,754	45,446,746
MassMutual Premier Money Market Fund Class S	11,970,745	11,970,745
MassMutual Premier Short-Duration Bond Fund, Class S	3,463,098	35,877,697
MassMutual Premier Small Company Opportunities Fund, Class S	821,318	14,381,276
MassMutual Select Growth Equity Fund, Class S	2,116,026	16,801,249
MassMutual Select Large Cap Value Fund, Class S	1,520,792	16,728,709
MassMutual Select Overseas Fund, Class S	1,005,109	11,930,649
		239,170,551
TOTAL MUTUAL FUNDS (Cost $232,988,781)		239,170,551
TOTAL INVESTMENTS — 100.0%(a)		$239,170,551
Other Assets/(Liabilities) — 0.0%		(72,424)
NET ASSETS — 100.0%		$239,098,127

Notes to Portfolio of Investments

(a)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

1

MassMutual Select Destination Retirement 2010 Fund — Portfolio of Investments

September 30, 2005 (Unaudited)

	Number of
	Shares	Market Value
MUTUAL FUNDS — 100.1%
Financial Services
MassMutual Premier Core Bond Fund, Class S	1,243,693	$13,854,739
MassMutual Premier Diversified Bond Fund, Class S	1,273,359	13,854,146
MassMutual Premier Inflation Protected Bond Fund, Class S	1,287,533	13,866,728
MassMutual Premier Money Market Fund Class S	4,626,531	4,626,531
MassMutual Premier Short-Duration Bond Fund, Class S	892,292	9,244,146
MassMutual Premier Small Company Opportunities Fund, Class S	317,429	5,558,181
MassMutual Select Fundamental Value Fund, Class S	405,125	4,626,531
MassMutual Select Growth Equity Fund, Class S	1,285,145	10,204,052
MassMutual Select Large Cap Value Fund, Class S	503,797	5,541,770
MassMutual Select Mid Cap Growth Equity II Fund, Class S(a)	321,508	4,658,658
MassMutual Select Overseas Fund, Class S	543,842	6,455,407
		92,490,889
TOTAL MUTUAL FUNDS (Cost $90,669,695)		92,490,889
TOTAL INVESTMENTS — 100.1%(b)		$92,490,889
Other Assets/(Liabilities) — (0.1%)		(48,695)
NET ASSETS — 100.0%		$92,442,194

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

1

MassMutual Select Destination Retirement 2020 Fund — Portfolio of Investments

September 30, 2005 (Unaudited)

	Number of Shares	Market Value
MUTUAL FUNDS — 100.0%
Financial Services
MassMutual Premier Core Bond Fund, Class S	3,984,687	$44,389,414
MassMutual Premier Diversified Bond Fund, Class S	3,739,757	40,688,554
MassMutual Premier Inflation Protected Bond Fund, Class S	4,125,149	44,427,854
MassMutual Premier Short-Duration Bond Fund, Class S	1,786,769	18,510,926
MassMutual Premier Small Company Opportunities Fund, Class S	1,059,393	18,549,980
MassMutual Select Aggressive Growth Fund, Class S(a)	5,379,326	33,459,408
MassMutual Select Focused Value Fund, Class S(a)	1,010,294	18,609,612
MassMutual Select Fundamental Value Fund, Class S	2,920,475	33,351,827
MassMutual Select Growth Equity Fund, Class S	4,211,089	33,436,044
MassMutual Select Large Cap Value Fund, Class S	3,026,482	33,291,301
MassMutual Select Mid Cap Growth Equity II Fund, Class S(a)	1,287,615	18,657,547
MassMutual Select Overseas Fund, Class S	2,800,322	33,239,821
		370,612,288
TOTAL MUTUAL FUNDS (Cost $351,474,494)		370,612,288
TOTAL INVESTMENTS — 100.0%(b)		$370,612,288
Other Assets/(Liabilities) — 0.0%		(123,661)
NET ASSETS — 100.0%		$370,488,627

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

1

MassMutual Select Destination Retirement 2030 Fund — Portfolio of Investments

September 30, 2005 (Unaudited)

	Number of Shares	Market Value
MUTUAL FUNDS — 100.0%
Financial Services
MassMutual Premier Diversified Bond Fund, Class S	1,626,739	$17,698,922
MassMutual Premier Inflation Protected Bond Fund, Class S	1,879,824	20,245,700
MassMutual Select Aggressive Growth Fund, Class S(a)	4,902,675	30,494,641
MassMutual Select Emerging Growth Fund, Class S(a)	2,575,976	15,275,537
MassMutual Select Focused Value Fund, Class S(a)	690,579	12,720,473
MassMutual Select Fundamental Value Fund, Class S	2,883,518	32,929,771
MassMutual Select Growth Equity Fund, Class S	4,157,786	33,012,822
MassMutual Select Large Cap Value Fund, Class S	2,758,329	30,341,615
MassMutual Select Mid Cap Growth Equity II Fund, Class S(a)	880,138	12,753,199
MassMutual Select Overseas Fund, Class S	2,764,896	32,819,316
MassMutual Select Small Company Value Fund, Class S	1,022,077	15,259,603
		253,551,599
TOTAL MUTUAL FUNDS (Cost $233,546,853)		253,551,599
TOTAL INVESTMENTS — 100.0%(b)		$253,551,599
Other Assets/(Liabilities) — 0.0%		(96,100)
NET ASSETS — 100.0%		$253,455,499

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

1

MassMutual Select Destination Retirement 2040 Fund — Portfolio of Investments

September 30, 2005 (Unaudited)

	Number of
	Shares	Market Value
MUTUAL FUNDS — 100.0%
Financial Services
MassMutual Select Aggressive Growth Fund, Class S(a)	3,251,697	$20,225,556
MassMutual Select Emerging Growth Fund, Class S(a)	1,366,812	8,105,194
MassMutual Select Focused Value Fund, Class S(a)	439,705	8,099,374
MassMutual Select Fundamental Value Fund, Class S	1,765,377	20,160,608
MassMutual Select Growth Equity Fund, Class S	2,545,523	20,211,451
MassMutual Select Large Cap Value Fund, Class S	1,829,461	20,124,067
MassMutual Select Mid Cap Growth Equity II Fund, Class S(a)	560,401	8,120,210
MassMutual Select Overseas Fund, Class S	1,692,754	20,092,987
MassMutual Select Small Company Value Fund, Class S	632,699	9,446,196
		134,585,643
TOTAL MUTUAL FUNDS (Cost $121,932,111)		134,585,643
TOTAL INVESTMENTS — 100.0%(b)		$134,585,643
Other Assets/(Liabilities) — 0.0%		(58,846)
NET ASSETS — 100.0%		$134,526,797

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

1

Notes to Portfolio of Investments (Unaudited)

1.   The Fund

MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”): MassMutual Select Strategic Bond Fund (“Strategic Bond Fund”), MassMutual Select Strategic Balanced Fund (“Strategic Balanced Fund”), MassMutual Select Diversified Value Fund (“Diversified Value Fund”), MassMutual Select Fundamental Value Fund (“Fundamental Value Fund”), MassMutual Select Value Equity Fund (“Value Equity Fund”), MassMutual Select Large Cap Value Fund (“Large Cap Value Fund”), MassMutual Select Indexed Equity Fund (“Indexed Equity Fund”), MassMutual Select Blue Chip Growth Fund (“Blue Chip Growth Fund”), MassMutual Select Large Cap Growth Fund (“Large Cap Growth Fund”),  MassMutual Select Growth Equity Fund (“Growth Equity Fund”), MassMutual Select Aggressive Growth Fund (“Aggressive Growth Fund”), MassMutual Select OTC 100 Fund (“OTC 100 Fund”), MassMutual Select Focused Value Fund (“Focused Value Fund”), MassMutual Select Small Company Value Fund (“Small Company Value Fund”),  MassMutual Select Mid Cap Growth Equity Fund (“Mid Cap Growth Equity Fund”), MassMutual Select Mid Cap Growth Equity II Fund (“Mid Cap Growth Equity II Fund”), MassMutual Select Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”), MassMutual Select Small Company Growth Fund (“Small Company Growth Fund”),  MassMutual Select Emerging Growth Fund (“Emerging Growth Fund”), MassMutual Select Overseas Fund (“Overseas Fund”), MassMutual Select Destination Retirement Income Fund (“Destination Retirement Income Fund”), MassMutual Select Destination Retirement 2010 Fund (“Destination Retirement 2010 Fund”), MassMutual Select Destination Retirement 2020 Fund (“Destination Retirement 2020 Fund”), MassMutual Select Destination Retirement 2030 Fund (“Destination Retirement 2030 Fund”) and MassMutual Select Destination Retirement 2040 Fund (“Destination Retirement 2040 Fund”).

During the reporting period, each Fund had five classes of shares: Class A, Class L, Class Y, Class S and Class N. Additionally, the Indexed Equity Fund had a sixth class of shares: Class Z. The principal economic difference among the classes is the level of service and administration fees borne by the classes. The classes of shares are offered to different types of investors, as outlined in the Trust’s Prospectus.

2.   Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term securities with a remaining maturity of sixty days or less are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. Shares of other funds of the Trust are valued at their net asset value as reported on each business day. All other securities and other assets, including debt securities for which the prices supplied by a pricing agent are deemed by the Trustees not to be representative of market values, including restricted securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees, although the actual calculation may be done by others. Securities are typically valued on the basis of valuations furnished by a primary pricing service or, if no such valuation is available, from a secondary pricing service. However, valuation methods approved by the Trust’s Board of Trustees which are intended to reflect fair value may be used when pricing service information is not readily available or when a security’s value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund’s value for a security is likely to be different from the last quoted market price or pricing service information. In addition, for each of the Trust’s foreign funds, a fair value pricing service is used to assist in the pricing of foreign securities. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange is determined in accordance with policies established by the Trustees.

Securities Lending

Each Fund may lend its securities to qualified brokers; however, securities lending cannot exceed 33% of the total assets of the Funds taken at current value. The loans are collateralized at all times with cash or securities with a market value at least equal to 100% of the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending their securities. At September 30, 2005, the Funds loaned securities having the following market values, collateralized by cash, which was invested in short-term instruments in the following amounts:

	Securities
	on Loan	Collateral
Strategic Bond Fund	$7,514,342	$7,756,993
Strategic Balanced Fund	19,268,405	20,205,383
Diversified Value Fund	21,981,888	22,829,989
Fundamental Value Fund	95,550,097	98,725,767
Value Equity Fund	16,084,974	16,716,317
Large Cap Value Fund	158,553,498	163,687,640
Indexed Equity Fund	135,135,612	140,206,821
Blue Chip Growth Fund	42,311,065	43,624,238
Large Cap Growth Fund	3,283,272	3,395,190

Growth Equity Fund	38,107,969	39,362,158
Aggressive Growth Fund	82,375,385	84,635,405
OTC 100 Fund	7,414,556	7,708,151
Focused Value Fund	93,761,744	97,336,734
Small Company Value Fund	72,863,013	75,986,354
Mid Cap Growth Equity Fund	19,993,616	20,611,746
Mid Cap Growth Equity II Fund	148,670,395	153,925,616
Small Cap Growth Equity Fund	150,201,779	156,629,621
Small Company Growth Fund	36,983,147	38,709,254
Emerging Growth Fund	36,792,544	38,340,543
Overseas Fund	45,334,591	47,701,617

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Funds, through their custodian, take possession of the securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Funds and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Funds may be delayed or limited.

Accounting for Investments

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed on the specific identification cost method. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of dividends recorded on the books of the Funds and the amount actually received.

Forward Foreign Currency Contracts

Each Fund may enter into forward foreign currency contracts in order to hedge the effect of currency movements of foreign denominated securities or obligations. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange and interest rates. Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset.

Forward foreign currency contracts involve a risk of loss from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in foreign currency values and interest rates.

The notional or contractual amounts of these instruments represent the investments the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of open forward foreign currency contracts for the Strategic Bond Fund, Strategic Balanced Fund and Overseas Fund at September 30, 2005 is as follows:

					Unrealized
	Contracts to	Units of	In Exchange	Contracts at	Appreciation
Settlement Date	Deliver/Receive	Currency	for U.S. Dollars	Value	(Depreciation)
Strategic Bond Fund
BUYS
11/08/05	Euro Dollar	267,070	$322,888	$322,174	$(714)
11/08/05	Euro Dollar	1,550,000	1,898,905	1,869,809	(29,096)
					$(29,810)
SELLS
11/08/05	Australian Dollar	316,848	238,932	241,413	(2,481)
11/08/05	Canadian Dollar	307,386	252,826	265,044	(12,218)
11/08/05	Euro Dollar	2,217,336	2,684,595	2,674,836	9,759
					$(4,940)
Strategic Balanced Fund
BUYS
11/08/05	Canadian Dollar	306,575	$251,910	$264,458	$12,548
11/08/05	Euro Dollar	1,665,720	2,051,253	2,016,721	(34,532)
					$(21,984)
SELLS
11/08/05	Australian Dollar	623,794	470,397	475,591	(5,194)
11/08/05	Canadian Dollar	614,773	505,653	530,316	(24,663)
11/08/05	Euro Dollar	3,285,620	3,972,612	3,977,967	(5,355)
					$(35,212)

Overseas Fund
BUYS
11/16/05	Swiss Franc	19,800,000	$15,536,114	$15,411,518	$(124,596)
11/17/05	Swiss Franc	4,900,000	3,845,098	3,814,306	(30,792)
					$(155,388)
SELLS
11/16/05	Swiss Franc	19,800,000	17,077,799	15,411,518	1,666,281
11/17/05	Swiss Franc	11,400,000	9,857,328	8,874,099	983,229
11/22/05	Swiss Franc	8,500,000	7,419,045	6,619,641	799,404
12/07/05	Swiss Franc	6,000,000	5,354,752	4,679,058	675,694
11/28/05	British Pound Sterling	4,200,000	7,748,160	7,427,231	320,929
12/07/05	British Pound Sterling	4,100,000	7,791,640	7,249,698	541,942
12/12/05	British Pound Sterling	3,400,000	6,454,900	6,011,751	443,149
					$5,430,628

Delayed Delivery Transactions, When Issued Securities, and Forward Commitments

Each Fund may purchase or sell securities on a “when issued” or delayed delivery or on a forward commitment basis. The Funds use forward commitments to manage interest rate exposure or as a temporary substitute for purchasing or selling particular debt securities. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. These securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees, although the actual calculation may be done by others. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of these securities. When a forward commitment contract is closed or the when-issued or delayed delivery security is received, the Funds record a realized gain or loss equal to the difference between the value of the contract or security at the time it was opened or purchased and the value of the contract or the security at the time it was extinguished or received. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. Funds monitor exposure to ensure counterparties are creditworthy and concentration of exposure is minimized.

See the Portfolio of Investments for the Strategic Bond Fund and Strategic Balanced Fund for forward commitments held as of  September 30, 2005.

A summary of open obligations for the Strategic Bond Fund and Strategic Balanced Fund under these forward commitments at September 30, 2005 is as follows:

		Aggregate			Unrealized
	Expiration	Face Value		Market	Appreciation
Forward Commitment Contracts to Buy	of Contracts	of Contracts	Cost	Value	(Depreciation)
Strategic Bond Fund
FNMA
5% 10/01/2020	Oct-05	$1,500,000	$1,498,359	$1,495,781	$(2,578)
5% 10/01/2034	Oct-05	15,400,000	15,196,434	15,070,345	(126,089)
5.5% 10/01/2020	Oct-05	300,000	305,883	304,313	(1,570)
5.5% 10/01/2034	Oct-05	1,200,000	1,207,766	1,199,625	(8,141)
6% 10/01/2035	Oct-05	1,300,000	1,327,422	1,321,328	(6,094)
6.5% 10/01/2035	Oct-05	1,000,000	1,032,578	1,028,672	(3,906)
GNMA
4.5% 10/01/2035	Oct-05	200,000	194,000	192,375	(1,625)
5% 10/01/2035	Oct-05	2,500,000	2,492,578	2,473,438	(19,140)
5.5% 10/01/2035	Oct-05	400,000	405,938	403,688	(2,250)
6% 10/01/2035	Oct-05	2,500,000	2,572,668	2,560,156	(12,512)
6.5% 10/01/2035	Oct-05	500,000	521,703	519,648	(2,055)
FHLMC
5% 10/01/2020	Oct-05	400,000	401,500	398,938	(2,562)
5% 10/01/2034	Oct-05	600,000	592,195	587,016	(5,179)
					$(193,701)
Strategic Balanced Fund
FNMA
11/25/2035	Oct-05	$900,000	$925,219	$923,652	$(1,567)
4.5% 10/01/2035	Oct-05	300,000	288,879	285,750	(3,129)
5% 10/01/2034	Oct-05	11,500,000	11,357,289	11,253,828	(103,461)
5.5% 10/01/2034	Oct-05	7,200,000	7,247,461	7,197,750	(49,711)
6% 10/01/2035	Oct-05	3,800,000	3,880,563	3,862,344	(18,219)
6.5% 10/01/2035	Oct-05	2,100,000	2,168,414	2,160,211	(8,203)
GNMA
5% 10/01/2035	Oct-05	1,100,000	1,096,188	1,088,312	(7,876)
6% 10/01/2035	Oct-05	2,000,000	2,057,500	2,048,125	(9,375)
6.5% 10/01/2035	Oct-05	600,000	625,406	623,578	(1,828)
FHLMC
5% 10/01/2020	Oct-05	1,600,000	1,606,000	1,595,750	(10,250)
5% 10/01/2034	Oct-05	500,000	493,496	489,180	(4,316)
					$(217,935)

Financial Futures Contracts

The Funds may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or as a substitute for the purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

A summary of open futures contracts for the Strategic Bond Fund, Strategic Balanced Fund, Indexed Equity Fund, Growth Equity Fund and OTC 100 Fund at September 30, 2005 is as follows:

				Net
			Notional	Unrealized
		Expiration	Contract	Appreciation/
Number of Contracts	Type	Date	Value	(Depreciation)
Strategic Bond Fund
BUYS
53	90 Day Euro	03/13/06	$12,647,125	$(27,215)
48	90 Day Euro	06/19/06	11,447,400	(31,253)
50	U.S. Treasury Note 5 year	12/30/05	5,342,969	(35,484)
				$(93,952)
SELLS
36	U.S. Long Bond	12/30/05	4,118,625	52,625
51	U.S. Treasury Note 10 year	12/30/05	5,606,016	60,784
				$113,409
Strategic Balanced Fund
BUYS
10	90 Day Euro	03/13/06	$2,386,250	$(2,675)
70	90 Day Euro	06/19/06	16,694,125	(50,475)
69	U.S. Treasury Note 5 year	12/30/05	7,373,297	(56,236)
				$(109,386)
SELLS
34	U.S. Long Bond	12/30/05	3,889,813	43,494
70	U.S. Treasury Note 10 year	12/30/05	7,694,531	108,439
				$151,933
Indexed Equity Fund
BUYS
90	S&P 500 Index	12/17/05	$27,771,750	$(125,002)
Growth Equity Fund
BUYS
9	S&P 500 Index	12/17/05	$2,777,175	$(27,675)

OTC 100 Fund
BUYS
33	NASDAQ 100 Index	07/17/05	$976,060	$(5,324)

Options

The Funds may purchase put and call options. By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, a Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities, indexes of security prices, indexes of interest rates and futures contracts. A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. A Fund may also close out a put option position by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, a Fund will lose the entire premium it paid. Premiums paid for purchasing options which expire are treated as realized losses. If a Fund exercises a put option on a security, it will sell the instrument underlying the option at the strike price. If a Fund exercises an option on an index, settlement is in cash and does not involve the actual sale of securities.

The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option’s strike price. A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option. See the Schedule of Investments of the Strategic Bond Fund and Strategic Balanced Fund for open purchased option contracts as of September 30, 2005.

The Funds may also “write” put and call options. When a Fund writes a put option, it takes the opposite side of the transaction from the option’s purchaser. In return for receipt of the premium, a Fund assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it. A fund may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price. If the market is not liquid for a put option a Fund has written, however, a Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below.

If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing and holding the underlying instrument directly, however, because the premium received for writing the option should offset a portion of the decline.

Writing a call option obligates a Fund to sell or deliver the option’s underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

The writer of an exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark to market payments of variation margin as the position becomes unprofitable. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investments to determine the realized gain or loss.

A summary of open written option contracts for the Strategic Bond Fund and the Strategic Balanced Fund at September 30, 2005, is as follows:

Strategic Bond Fund

Notional Amount	Expiration Date	Description	Premiums	Market Value
$35,000	10/14/05	Call—1 Year Eurodollar Futures	$2,205	$8,663
25,000	3/13/06	Put—90 Day Eurodollar Futures	2,963	8,938
32,500	6/19/06	Put—Eurodollar Futures	6,073	14,544
6,000	11/22/05	Call—5 Year U.S. Treasury Note Future	2,079	844
22,000	11/22/05	Put—5 Year U.S. Treasury Note Future	10,203	19,938
2,000	11/22/05	Put—5 Year U.S. Treasury Note Future	584	750
7,000	2/24/06	Call—10 Year U.S. Treasury Note Future	3,231	2,516
5,000	2/24/06	Put—10 Year U.S. Treasury Note Future	2,241	2,344
3,000	10/21/05	Call—10 Year U.S. Treasury Note Future	1,344	47
36,000	11/22/05	Call—10 Year U.S. Treasury Note Future	19,945	2,250
24,000	11/22/05	Call—10 Year U.S. Treasury Note Future	12,474	3,750
11,000	11/22/05	Call—10 Year U.S. Treasury Note Future	6,758	344
20,000	11/22/05	Call—10 Year U.S. Treasury Note Future	12,118	7,812
6,000	11/22/05	Put—10 Year U.S. Treasury Note Future	2,626	5,156
9,000	11/22/05	Put—10 Year U.S. Treasury Note Future	9,518	13,078
36,000	11/22/05	Put—10 Year U.S. Treasury Note Future	16,928	16,312
2,000	11/22/05	Call—U.S. Treasury Bond Future	1,303	31
16,000	11/22/05	Call—U.S. Treasury Bond Future	16,045	7,250
9,000	11/22/05	Call—U.S. Treasury Bond Future	9,283	2,250
4,000	11/22/05	Call—U.S. Treasury Bond Future	3,574	312
50,000	11/22/05	Put—U.S. Treasury Bond Future	40,234	40,625
5,000	11/22/05	Put—U.S. Treasury Bond Future	3,912	8,437
			$185,641	$166,191

Transactions in options written during the period ended September 30, 2005 were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding at June 30, 2005	400,202	$151,595
Options written	391	244,804
Options terminated in closing purchase transactions	(400,283)	(210,758)
Options outstanding at September 30, 2005	310	$185,641

Strategic Balanced Fund

Notional Amount	Expiration Date	Description	Premiums	Market Value
$40,000	10/14/05	Call—1 Year Eurodollar Futures	$2,520	$9,900
30,000	3/13/06	Put—90 Day Eurodollar Futures	3,590	10,725
40,000	6/19/06	Put—Eurodollar Futures	7,420	17,900
7,000	11/22/05	Call—5 Year U.S. Treasury Note Future	2,418	984
27,000	11/22/05	Put—5 Year U.S. Treasury Note Future	13,349	24,469
2,000	11/22/05	Put—5 Year U.S. Treasury Note Future	584	750
7,000	2/24/06	Call—10 Year U.S. Treasury Note Future	3,231	2,516
5,000	2/24/06	Put—10 Year U.S. Treasury Note Future	2,241	2,344
4,000	10/21/05	Call—10 Year U.S. Treasury Note Future	1,793	62
44,000	11/22/05	Call—10 Year U.S. Treasury Note Future	24,311	2,750
28,000	11/22/05	Call—10 Year U.S. Treasury Note Future	14,188	4,375
16,000	11/22/05	Call—10 Year U.S. Treasury Note Future	9,889	500
24,000	11/22/05	Call—10 Year U.S. Treasury Note Future	14,568	9,375
8,000	11/22/05	Put—10 Year U.S. Treasury Note Future	3,491	6,875
12,000	11/22/05	Put—10 Year U.S. Treasury Note Future	12,096	17,437
42,000	11/22/05	Put—10 Year U.S. Treasury Note Future	20,978	19,031
3,000	11/22/05	Call—U.S. Treasury Bond Future	1,954	47
21,000	11/22/05	Call—U.S. Treasury Bond Future	21,520	9,516
10,000	11/22/05	Call—U.S. Treasury Bond Future	10,231	2,500
4,000	11/22/05	Call—U.S. Treasury Bond Future	3,574	312
60,000	11/22/05	Put—U.S. Treasury Bond Future	49,575	48,750
6,000	11/22/05	Put—U.S. Treasury Bond Future	4,657	10,125
			$228,178	$201,243

Transactions in options written during the period ended September 30, 2005 were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding at June 30, 2005	2,300,388	$295,486
Options written	2,301,190	297,744
Options terminated in closing purchase transactions	(2,301,050)	(365,052)
Options outstanding at September 30, 2005	2,300,528	$228,178

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Trust.

Swaps

The Funds may engage in swap transactions, including, but not limited to, interest rate, currency, credit default, indices, basket, specific security and commodity swaps, interest rate caps, floors and collars and options on swaps (collectively defined as “swap transactions”).

Each Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining that return or spread through purchases and/or sales of instruments in cash markets, to protect against currency fluctuation, as a duration management technique, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Swap agreements are two-party contracts entered into primarily by institutional counterparties for periods ranging from a few weeks to several years. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) that would be earned or realized on specified notional investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated by reference to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or commodity, or in a “basket” of securities representing a particular index. The purchaser of an interest rate cap or floor, upon payment of a fee, has the right to receive payments (and the seller of the cap is obligated to make payments) to the extent a specified interest rate exceeds (in the case of a cap) or is less than (in the case of a floor) a specified level over a specified period of time or at specified dates. The purchase of an interest rate collar, upon payment of a fee, has the right to receive payments (and the seller of the collar is obligated to make payments) to the extent that a specified interest rate falls outside an agreed upon range over a specified period of time or at specified dates. The purchase of an option on an interest rate swap, upon payment of a fee (either at the time of purchase or in the form of higher payments or lower receipts within an interest rate swap transaction) has the right, but not the obligation, to initiate a new swap transaction of a pre-specified notional amount with pre-specified terms with the seller of the option as the counterparty.

The amount of a Fund’s potential gain or loss on any swap transaction is not subject to any fixed limit. Nor is there any fixed limit on a Fund’s potential loss if it sells a cap or collar. If the Fund buys a cap, floor or collar, however, the Fund’s potential loss is limited to the amount of the fee that it has paid. When measured against the initial amount of cash required to initiate the transaction, which is typically zero in the case of most conventional swap transactions, swaps, caps, floors and collars tend to be more volatile than many other types of instruments.

The Funds will maintain cash or liquid assets in an amount sufficient at all times to cover its current obligations under its swap transactions, caps, floors and collars. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of a Fund’s accrued obligations under the swap agreement over the accrued amount a Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, or sells a cap, floor or collar, it will segregate assets with a daily value at least equal to the full amount of a Fund’s accrued obligation under the agreement.

During the term of a swap, cap, floor or collar, changes in the value of the instrument are recognized as unrealized gains or losses by marking to market to reflect the market value of the instrument. When the instrument is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the contract.

A summary of open swap agreements for the Strategic Balanced Fund at September 30, 2005 is as follows:

			Net
			Unrealized
Notional	Expiration		Appreciation
Amount	Date	Description	(Depreciation)
Credit Default Swaps
$300,000	12/20/09	Agreement with Goldman Sachs dated 10/14/04 to receive 1.03% per year times the notional amount. The Fund makes payment only upon a default event of an entity within the CDX.NA.HY.3 B IBOXX Index.	$10,513
200,000	3/20/10	Agreement with Goldman Sachs dated 10/18/04 to receive 0.45% per year times the notional amount. The Fund makes payment only upon a default event of an entity within the CDX.NA.IG FIN.3 IBOXX Index.	1,941
200,000	3/20/15	Agreement with Goldman Sachs dated 10/18/04 to receive 0.60% per year times the notional amount. The Fund makes payment only upon a default event of an entity within the CDX.NA.IG FIN.3 IBOXX Index.	3,890
100,000	12/20/09	Agreement with Goldman Sachs dated 10/20/04 to receive 0.99% per year times the notional amount. The Fund makes payment only upon a default event of an entity within the CDX.NA.HY.3 B IBOXX Index.	3,504
400,000	12/20/09	Agreement with Deutsche Bank AG dated 11/01/04 to receive 0.215% per year times the notional amount. The Fund makes payment only upon a default event of FNMA Senior Debt, 6.00%, due 5/15/2011.	(1,926)
180,000	3/20/15	Agreement with Deutsche Bank AG dated 1/12/05 to receive 0.36% per year times the notional amount. The Fund makes payment only upon a default event of Apache Corp., 6.25%, due 4/15/12.	363
100,000	3/20/15	Agreement with Deutsche Bank AG dated 1/31/05 to receive 3.51% per year times the notional amount. The Fund makes payment only upon a default event of General Motors, 8.375%, due 7/15/33.	(21,680)
100,000	3/20/15	Agreement with Deutsche Bank AG dated 1/31/05 to receive 2.93% per year times the notional amount. The Fund makes payment only upon a default event of Ford Motor Company Debt Obligation, 7.45%, due 7/16/31.	(16,793)
100,000	3/20/10	Agreement with Deutsche Bank AG dated 2/2/05 to receive 1.25% per year times the notional amount. The Fund makes payment only upon a default event of Eastman Kodak Co. Debt Obligation, 7.25%, due 11/15/13.	(4,896)
45,000	1/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 1.30% per year times the notional amount. The Fund receives payment only upon a default event of Morgan Stanley Capital I Trust, Series 2005-WMC1, Class B2.	(138)

$45,000	2/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 1.25% per year times the notional amount. The Fund receives payment only upon a default event of Fremont Home Loan Trust, Series 2005-A, Class M8.	$74
45,000	4/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 1.45% per year times the notional amount. The Fund receives payment only upon a default event of Aames Mortgage Investment Trust, Series 2005-1, Class M8.	(245)
45,000	2/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 2.20% per year times the notional amount. The Fund receives payment only upon a default event of Fremont Home Loan Trust, Series 2005-A, Class M9.	(337)
45,000	1/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Morgan Stanley Capital I, Series 2005-WMC1, Class B3.	(456)
45,000	4/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Aames Mortgage Investment Trust, Series 2005-1, Class M9.	(437)
45,000	10/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Merrill Lynch Mortgage Investors, Series 2005-NC1, Class B3.	(790)
45,000	10/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 1.30% per year times the notional amount. The Fund receives payment only upon a default event of Merrill Lynch Mortgage Investors, Series 2005-NC1, Class B2.	46
45,000	9/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Merrill Lynch Mortgage Investors, Series 2005-WMC1, Class B3.	(696)
45,000	1/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 1.40% per year times the notional amount. The Fund receives payment only upon a default event of People’s Choice Home Loan Securities Trust, Series 2005-1, Class B2.	(105)
45,000	2/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 1.25% per year times the notional amount. The Fund receives payment only upon a default event of Long Beach Mortgage Loan Trust, Series 2005-1, Class M8.	158
45,000	3/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of New Century Home Equity Loan Trust, Series 2005-1, Class M9.	(780)
45,000	1/25/36	Agreement with Deutsche Bank AG dated 2/18/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Park Place Securities, Inc., Series 2005-WCH1, Class M9.	(661)

$45,000	11/25/34	Agreement with Deutsche Bank AG dated 2/18/05 to pay 1.40% per year times the notional amount. The Fund receives payment only upon a default event of Argent Securities, Inc., Series 2004-W11, Class M9.	$(151)
45,000	2/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Long Beach Mortgage Loan Trust, Series 2005-1, Class M9.	(589)
45,000	1/25/36	Agreement with Deutsche Bank AG dated 2/18/05 to pay 1.35% per year times the notional amount. The Fund receives payment only upon a default event of Park Place Securities, Inc., Series 2005-WCH1, Class M8.	(164)
45,000	11/25/34	Agreement with Deutsche Bank AG dated 2/18/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Argent Securities, Inc., Series 2004-W11, Class M10.	(523)
45,000	3/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 1.30% per year times the notional amount. The Fund receives payment only upon a default event of New Century Home Equity Loan Trust, Series 2005-1, Class M8.	(74)
45,000	3/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 1.45% per year times the notional amount. The Fund receives payment only upon a default event of Aegis Asset Backed Securities Trust, Series 2005-1, Class B2.	(256)
45,000	3/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Aegis Asset Backed Securities Trust, Series 2005-1, Class B3.	(868)
45,000	9/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 1.30% per year times the notional amount. The Fund receives payment only upon a default event of Merrill Lynch Mortgage Investors, Inc., Series 2005-WMC1, Class B2.	(60)
45,000	1/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of People’s Choice Home Loan Securities Trust, Series 2005-1, Class B3.	(605)
45,000	6/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 1.35% per year times the notional amount. The Fund receives payment only upon a default event of Novastar Home Equity Loan Trust, Series 2005-1, Class B2.	(73)
45,000	6/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Novastar Home Equity Loan Trust, Series 2005-1, Class B3.	(950)
45,000	2/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 1.30% per year times the notional amount. The Fund receives payment only upon a default event of ACE Securities Corp., Series 2005-HE1, Class M8.	(59)

$45,000	11/25/34	Agreement with Deutsche Bank AG dated 2/18/05 to pay 1.40% per year times the notional amount. The Fund receives payment only upon a default event of Finance America Mortgage Loan, Series 2004-3, Class M8.	$(101)
45,000	2/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 2.20% per year times the notional amount. The Fund receives payment only upon a default event of ACE Securities Corp., Series 2005-HE1, Class M9.	(940)
45,000	11/25/34	Agreement with Deutsche Bank AG dated 2/18/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Finance America Mortgage Loan, Series 2004-3, Class M9.	(380)
45,000	12/25/34	Agreement with Deutsche Bank AG dated 2/18/05 to pay 1.25% per year times the notional amount. The Fund receives payment only upon a default event of MASTR Asset Backed Securities, Series 2005-NC1, Class M8.	(29)
45,000	12/25/34	Agreement with Deutsche Bank AG dated 2/18/05 to pay 2.20% per year times the notional amount. The Fund receives payment only upon a default event of MASTR Asset Backed Securities, Series 2005-NC1, Class M9.	(651)
200,000	12/20/05	Agreement with Deutsche Bank AG dated 3/18/05 to receive 1.00% per year times the notional amount. The Fund makes payment only upon a default event of General Motors Acceptance Corp., 6.75%, due 12/1/14.	(100)
200,000	12/20/09	Agreement with Goldman Sachs dated 4/06/05 to receive 1.014% per year times the notional amount. The Fund makes payment only upon a default event of an entity within the CDX.NA.HY.3 B IBOXX Index.	4,205
500,000	3/20/10	Agreement with Goldman Sachs dated 4/13/05 to receive 1.15% per year times the notional amount. The Fund makes payment only upon a default event of an entity within the CDX.NA.IG HVOL.3 B Index.	(5,952)
2,000,000	6/20/10	Agreement with Goldman Sachs dated 4/19/05 to receive 0.97% per year times the notional amount. The Fund makes payment only upon a default event of an entity within the CDX.NA.HY.4 Index.	(1,219)
900,000	3/20/10	Agreement with Goldman Sachs dated 4/28/05 to receive 1.463% per year times the notional amount. The Fund makes payment only upon a default event of an entity within the CDX.NA.IG HVOL.3 Index.	(10,713)
100,000	6/20/10	Agreement with Goldman Sachs dated 5/03/05 to receive 1.00% per year times the notional amount. The Fund makes payment only upon a default event of Ford Motor Credit Company, 7.00%, due 10/01/13.	1,907
900,000	6/20/10	Agreement with Goldman Sachs dated 5/11/05 to receive 0.955% per year times the notional amount. The Fund makes payment only upon a default event of an entity within the CDX.NA.HY.4 Index.	(2,216)

$920,000	6/20/10	Agreement with Goldman Sachs dated 5/11/05 to receive 0.707% per year times the notional amount. The Fund makes payment only upon a default event of an entity within the CDX.NA.IG.4 Index.	$(2,702)
1,200,000	6/20/10	Agreement with Goldman Sachs dated 5/13/05 to receive 0.745% per year times the notional amount. The Fund makes payment only upon a default event of an entity within the CDX.NA.IG.4 Index.	(6,486)
60,000	9/20/10	Agreement with Deutsche Bank AG dated 7/27/05 to receive 1.00% per year times the notional amount. The Fund makes payment only upon a default event of Eastman Kodak Company, 7.25%, due 11/15/13.	(1,140)
Interest Rate Swaps
4,170,000 USD	1/10/08	Agreement with Deutsche Bank AG dated 1/06/05 to receive the notional amount multiplied by 3.754% and to pay the notional amount multiplied by the 3 month Floating Rate LIBOR.	(74,549)
4,820,000 USD	1/14/07	Agreement with Deutsche Bank AG dated 1/12/05 to receive the notional amount multiplied by 3.571% and to pay the notional amount multiplied by the 3 month Floating Rate LIBOR.	(55,750)
2,510,000 USD	6/17/10	Agreement with Deutsche Bank AG dated 6/15/05 to receive the notional amount multiplied by 3.313% and to pay the notional amount multiplied by the 3 month Floating Rate LIBOR.	(34,668)
1,200,000 USD	10/18/14	Agreement with Goldman Sachs dated 10/14/04 to pay the notional amount multiplied by 4.4915% and to receive the notional amount multiplied by the 3 month Floating Rate LIBOR.	23,771
			$(201,536)

Foreign Securities

The Overseas Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

3.   Federal Income Tax Information

At September 30, 2005, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a Federal income tax basis, were as follows:

				Net
	Federal	Tax Basis	Tax Basis	Unrealized
	Income Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Strategic Bond Fund	$114,514,088	$336,099	$(955,427)	$(619,328)
Strategic Balanced Fund	275,697,488	15,559,076	(6,996,781)	8,562,295
Diversified Value Fund	223,616,062	49,996,047	(9,136,612)	40,859,435
Fundamental Value Fund	926,215,905	161,239,468	(19,193,903)	142,045,565
Value Equity Fund	101,426,901	11,964,756	(2,126,081)	9,838,675
Large Cap Value Fund	1,243,381,330	286,770,733	(27,011,122)	259,759,611
Indexed Equity Fund	1,909,872,669	360,041,614	(230,976,908)	129,064,706
Blue Chip Growth Fund	402,060,194	56,771,950	(27,082,833)	29,689,117
Large Cap Growth Fund	32,426,963	5,620,240	(256,015)	5,364,225
Growth Equity Fund	865,236,597	81,905,638	(36,753,572)	45,152,066
Aggressive Growth Fund	526,748,738	95,204,280	(7,370,086)	87,834,194
OTC 100 Fund	63,716,192	9,790,000	(2,799,364)	6,990,636
Focused Value Fund	852,898,602	146,809,689	(10,360,596)	136,449,093
Small Company Value Fund	540,146,220	112,548,644	(16,409,055)	96,139,589
Mid Cap Growth Equity Fund	153,221,803	30,976,046	(3,243,108)	27,732,938
Mid Cap Growth Equity II Fund	1,018,939,886	250,823,843	(29,230,384)	221,593,459
Small Cap Growth Equity Fund	600,867,729	131,385,443	(16,652,740)	114,732,703
Small Company Growth Fund	181,184,852	17,066,432	(13,102,300)	3,964,132
Emerging Growth Fund	159,415,839	16,839,941	(4,231,032)	12,608,909
Overseas Fund	707,672,270	101,153,331	(4,889,240)	96,264,091
Destination Retirement Income Fund	232,988,781	6,342,408	(160,638)	6,181,770
Destination Retirement 2010 Fund	90,669,695	1,869,583	(48,389)	1,821,194
Destination Retirement 2020 Fund	351,474,494	19,392,096	(254,302)	19,137,794
Destination Retirement 2030 Fund	233,546,853	20,004,746	—	20,004,746
Destination Retirement 2040 Fund	121,932,111	12,653,532	—	12,653,532

4.   Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of these issuers during the period ended September 30, 2005 is as follows:

	Value,			Value,		Net
	beginning		Sales	end of	Dividend	Realized
	of period	Purchases	Proceeds	period	Income	Gain/Loss
Destination Retirement Income Fund
Premier Core Bond Fund, Class S	$34,451,963	$11,260,650	$3,412,609	$43,017,659	$—	$—
Premier Diversified Bond Fund, Class S	34,451,875	11,221,983	3,324,114	43,015,821	—	—
Premier Inflation-Protected Bond Fund, Class S	36,182,203	12,347,831	4,152,292	45,446,746	—	—
Premier Money Market Fund, Class S	9,581,726	3,212,972	843,845	11,970,745	181,987	—
Premier Short-Duration Bond Fund, Class S	28,725,042	9,222,153	2,618,495	35,877,697	—	—
Premier Small Company Opportunities Fund, Class S	11,501,994	5,329,635	2,674,533	14,381,276	—	—
Select Growth Equity Fund, Class S	13,468,033	5,762,464	2,658,299	16,801,249	—	—
Select Large Cap Value Fund, Class S	13,479,934	4,788,738	2,420,285	16,728,709	2,842	—
Select Overseas Fund, Class S	9,798,316	3,170,508	1,959,197	11,930,649	13,777	57,484
Totals	$191,641,086	$66,316,934	$24,063,669	$239,170,551	$198,606	$57,484

	Value,			Value,		Net
	beginning		Sales	end of	Dividend	Realized
	of period	Purchases	Proceeds	period	Income	Gain/Loss
Destination Retirement 2010 Fund
Premier Core Bond Fund, Class S	$5,642,168	$8,733,301	$633,074	$13,854,739	$—	$—
Premier Diversified Bond Fund, Class S	5,653,289	8,721,606	624,808	13,854,146	—	—
Premier Inflation-Protected Bond Fund, Class S	5,692,847	8,837,512	875,421	13,866,728	—	—
Premier Money Market Fund, Class S	1,865,372	2,949,896	188,738	4,626,531	49,267	—
Premier Short-Duration Bond Fund, Class S	3,748,042	5,792,068	380,764	9,244,146	—	—
Premier Small Company Opportunities Fund, Class S	2,383,755	3,640,600	606,169	5,558,181	—	—
Select Fundamental Value Fund, Class S	1,938,331	2,880,835	424,881	4,626,531	—	—
Select Growth Equity Fund, Class S	4,205,878	6,720,135	817,039	10,204,052	—	—
Select Large Cap Value Fund, Class S	2,318,390	3,417,389	437,155	5,541,770	931	—
Select Mid Cap Growth Equity II Fund, Class S	1,975,558	2,864,921	539,147	4,658,658	—	11,146
Select Overseas Fund, Class S	2,791,585	3,884,865	674,535	6,455,407	7,364	30,725
Totals	$38,215,215	$58,443,128	$6,201,731	$92,490,889	$57,562	$41,871

	Value,			Value,		Net
	beginning		Sales	end of	Dividend	Realized
	of period	Purchases	Proceeds	period	Income	Gain/Loss
Destination Retirement 2020 Fund
Premier Core Bond Fund, Class S	$29,341,764	$17,619,860	$3,139,379	$44,389,414	$—	$—
Premier Diversified Bond Fund, Class S	27,052,746	15,990,744	2,836,198	40,688,554	—	—
Premier Inflation-Protected Bond Fund, Class S	29,641,480	17,901,519	4,004,712	44,427,854	—	—
Premier Short-Duration Bond Fund, Class S	12,127,741	7,402,081	1,239,100	18,510,926	—	—
Premier Small Company Opportunities Fund, Class S	13,692,849	7,126,164	2,510,014	18,549,980	—	—
Select Aggressive Growth Fund, Class S	24,069,988	12,583,034	4,477,755	33,459,408	—	—
Select Focused Value Fund, Class S	12,998,250	6,784,223	1,408,018	18,609,612	—	250,152
Select Fundamental Value Fund, Class S	23,410,772	10,975,011	2,813,591	33,351,827	—	—
Select Growth Equity Fund, Class S	22,517,743	13,345,721	2,739,155	33,436,044	—	—
Select Large Cap Value Fund, Class S	23,317,509	11,023,490	2,634,022	33,291,301	5,748	—
Select Mid Cap Growth Equity II Fund, Class S	13,686,368	6,195,880	2,667,671	18,657,547	—	45,874
Select Overseas Fund, Class S	24,650,114	11,052,265	4,847,700	33,239,821	38,996	162,711
Totals	$256,507,324	$137,999,992	$35,317,315	$370,612,288	$44,744	$458,737

	Value,			Value,		Net
	beginning		Sales	end of	Dividend	Realized
	of period	Purchases	Proceeds	period	Income	Gain/Loss
Destination Retirement 2030 Fund
Premier Diversified Bond Fund, Class S	$12,995,343	$6,182,550	$1,700,079	$17,698,922	$—	$—
Premier Inflation-Protected Bond Fund, Class S	14,913,400	7,296,347	2,392,158	20,245,700	—	—
Select Aggressive Growth Fund, Class S	24,196,233	9,158,696	3,957,663	30,494,641	—	—
Select Emerging Growth Fund, Class S	12,060,216	4,709,695	1,471,037	15,275,537	—	—
Select Focused Value Fund, Class S	9,796,857	3,480,718	704,001	12,720,473	—	170,475
Select Fundamental Value Fund, Class S	25,519,312	7,772,030	2,073,039	32,929,771	—	—
Select Growth Equity Fund, Class S	24,481,204	10,308,794	2,035,509	33,012,822	—	—
Select Large Cap Value Fund, Class S	23,463,713	7,168,432	1,698,985	30,341,615	5,223	—
Select Mid Cap Growth Equity II Fund, Class S	10,334,083	2,906,041	1,441,516	12,753,199	—	31,265
Select Overseas Fund, Class S	26,887,171	8,210,867	4,569,380	32,819,316	38,392	160,190
Select Small Company Value Fund, Class S	12,543,108	4,138,779	2,021,590	15,259,603		92,199
Totals	$197,190,640	$71,332,949	$24,064,957	$253,551,599	$43,615	$454,129

	Value,			Value,		Net
	beginning		Sales	end of	Dividend	Realized
	of period	Purchases	Proceeds	Period	Income	Gain/Loss
Destination Retirement 2040 Fund
Select Aggressive Growth Fund, Class S	$16,807,065	$5,901,580	$3,199,160	$20,225,556	$—	$—
Select Emerging Growth Fund, Class S	6,654,415	2,413,986	938,634	8,105,194	—	—
Select Focused Value Fund, Class S	6,508,216	2,141,268	647,370	8,099,374	—	109,880
Select Fundamental Value Fund, Class S	16,313,290	4,785,751	2,003,029	20,160,608	—	—
Select Growth Equity Fund, Class S	15,598,924	6,170,426	1,712,299	20,211,451	—	—
Select Large Cap Value Fund, Class S	16,253,923	4,698,678	1,778,193	20,124,067	3,506	—
Select Mid Cap Growth Equity II Fund, Class S	6,893,672	1,674,483	1,065,570	8,120,210	—	20,153
Select Overseas Fund, Class S	17,231,868	5,004,901	3,556,984	20,092,987	23,799	99,302
Select Small Company Value Fund, Class S	8,140,886	2,309,911	1,376,861	9,446,196	—	57,779
Totals	$110,402,259	$35,100,984	$16,278,100	$134,585,643	$27,305	$287,114

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Select Funds
By	/s/ Frederick C. Castellani
Frederick C. Castellani, President and Principal Executive Officer
Date	11/15/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Frederick C. Castellani
Frederick C. Castellani, President and Principal Executive Officer
Date	11/15/05
By	/s/ James S. Collins
James S. Collins, Treasurer and Principal Financial Officer
Date	11/18/05